NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

A Separate Account of National Life Insurance Company

FINANCIAL STATEMENTS

December 31, 2025

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

Index

December 31, 2025

Page(s)

Report of Independent Registered Public Accounting Firm	1 - 2
Statements of Net Assets	3 - 4
Statements of Operations	5 - 17
Statements of Changes in Net Assets	18 - 43
Notes to the Financial Statements	44 - 74

Report of Independent Registered Public Accounting Firm

To the Board of Directors of National Life Insurance Company and the Policyholders of National Variable Life Insurance Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of National Variable Life Insurance Account indicated in the table below as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below (other than AB VPS Sustainable International Thematic Portfolio, which only includes a statement of changes in net assets for the period January 1, 2024 to April 16, 2024 (date of liquidation), American Century VP Disciplined Core Value Fund, American Century VP Inflation Protection Portfolio, American Century VP Inflation Protection Portfolio II, American Century VP International Portfolio, American Century VP Ultra Portfolio, American Century VP Value Portfolio, and Invesco I.O.V.I Conservative Balance Fund, which only include a statement of changes in net assets for the period January 1, 2024 to April 26, 2024 (date of merger), DWS CROCI US VIP, which only includes a statement of changes in net assets for the period January 1, 2024 to June 17, 2024 (date of liquidation), and Morgan Stanley VIF U.S. Real Estate Portfolio, which only includes a statement of changes in net assets for the period January 1, 2024 to December 6, 2024 (date of liquidation)), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of National Variable Life Insurance Account (other than AB VPS Sustainable International Thematic Portfolio, American Century VP Disciplined Core Value Fund, American Century VP Inflation Protection Portfolio, American Century VP Inflation Protection Portfolio II, American Century VP International Portfolio, American Century VP Ultra Portfolio, American Century VP Value Portfolio, Invesco I.O.V.I Conservative Balance Fund, DWS CROCI US VIP, and Morgan Stanley VIF U.S. Real Estate Portfolio) as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Discovery Value Portfolio Class A (1)	Franklin Templeton VIP US Government (1)
AB VPS International Value Fund (1)	Invesco I.O.V.I Global Strategic Income Fund (1)
AB VPS Relative Value Portfolio (1)	Invesco I.O.V.I Main Street Small Cap Fund (1)
Alger Capital Appreciation Fund (1)	Invesco V.I. Discovery Mid Cap Growth Fund (1)
Alger Large Cap Growth Fund (1)	Invesco V.I. Health Care Fund (1)
Alger Small Cap Growth Fund (1)	Invesco V.I . Equity and Income Fund (1)
Allspring VT Discovery SMID Cap Growth Fund (1)	Invesco V.I. Technology Fund (1)
Allspring VT Opportunity Fund (1)	LVIP American Century Disciplined Core Value Fund (1)
BNY Mellon Appreciation Portfolio (1)	LVIP American Century Inflation Protection Fund (1)
BNY Mellon VIF Small Cap Portfolio (1)	LVIP American Century International Fund (1)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (1)	LVIP American Century Ultra Fund (1)
DWS Equity 500 Index VIP Fund (1)	LVIP American Century Value Fund (1)
DWS Small Cap Index Fund (1)	LVIP JPMorgan Small Cap Core Fund - Standard Class (1)
DWS Small Mid Cap Value Portfolio (1)	Morgan Stanley VIF Emerging Markets Equity Portfolio (1)
Fidelity VIP Contrafund Class 2 Portfolio (1)	Neuberger Berman Trust Mid Cap Growth Class S (1)
Fidelity VIP Equity Income Portfolio (1)	Neuberger Berman Trust Mid Cap Growth Portfolio (1)
Fidelity VIP Government Money Market Portfolio (1)	Neuberger Berman Trust Short Duration Bond Portfolio (1)
Fidelity VIP Growth Portfolio (1)	Neuberger Berman Quality Equity Portfolio Class I (1)
Fidelity VIP High Income Portfolio (1)	T Rowe Price Blue Chip Growth Portfolio (1)
Fidelity VIP Index 500 II Portfolio (1)	T Rowe Price Equity Income Portfolio (1)
Fidelity VIP Investment Grade Bond Portfolio (1)	T Rowe Price Health Sciences Portfolio (1)
Fidelity VIP Mid Cap Class 2 Portfolio (1)	T Rowe Price Moderate Allocation (1)
Fidelity VIP Overseas Portfolio (1)	Touchstone TVST Balanced (1)
Fidelity VIP Value Strategies Portfolio (1)	Touchstone TVST Bond (1)
Franklin Templeton VIP Foreign Securities (1)	Touchstone TVST Common Stock (1)
Franklin Templeton VIP Global Real Estate (1)	Touchstone TVST Small Company (1)

Franklin Templeton VIP Mutual Global Discovery Securities (1)	Van Eck VIPT Emerging Markets (1)
Franklin Templeton VIP Mutual Shares Securities (1)	Van Eck VIPT Global Resources Fund (1)
Franklin Templeton VIP Small Cap Value (1)	Van Eck VIPT Unconstrained Emerging Markets (1)
Franklin Templeton VIP Small-Midcap Growth II (1)	AB VPS Sustainable International Thematic Portfolio (2)
American Century VP Disciplined Core Value Fund (3)	American Century VP Inflation Protection Portfolio (3)
American Century VP Inflation Protection Portfolio II (3)	American Century VP International Portfolio (3)
American Century VP Ultra Portfolio (3)	American Century VP Value Portfolio (3)
DWS CROCI US VIP (4)	Invesco I.O.V.I Conservative Balance Fund (3)
Morgan Stanley VIF U.S. Real Estate Portfolio (5)

(1)	Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the years ended December 31, 2025 and 2024
(2)	Statement of changes in net assets for the period January 1, 2024 to April 16, 2024 (date of liquidation)
(3)	Statement of changes in net assets for the period January 1, 2024 to April 26, 2024 (date of merger)
(4)	Statement of changes in net assets for the period January 1, 2024 to June 17, 2024 (date of liquidation)
(5)	Statement of changes in net assets for the period January 1, 2024 to December 6, 2024 (date of liquidation)

Basis for Opinions

These financial statements are the responsibility of the National Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of National Variable Life Insurance Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of National Variable Life Insurance Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025 by correspondence with the custodian or transfer agent of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Montpelier, Vermont

April 30, 2026

We have served as the auditor of one or more of the subaccounts of National Variable Life Insurance Account since 1996.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF NET ASSETS

DECEMBER 31, 2025

Total assets and net assets: Investments in shares of mutual fund portfolios at		VariTrak Product		Investor Select Product		Estate Provider Product		Benefit Provider Product
market value: (contractholder accumulation units and unit value)		Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value
AB VPS Discovery Value Portfolio Class A	$1,974,585	27,232.49	$59.18	3,229.45	$68.98	2,033.41	$68.98	—	$—
AB VPS International Value Fund	$3,484,544	101,989.61	$26.43	18,461.05	$30.81	7,129.65	$30.81	—	$—
AB VPS Relative Value Portfolio	$116,717	5,561.80	$18.27	779.28	$19.40	—	$—	—	$—
Alger Capital Appreciation Fund	$4,534,491	33,011.79	$114.27	1,279.14	$181.55	1,009.27	$143.08	7,269.60	$53.05
Alger Large Cap Growth Fund	$28,494,430	170,716.30	$147.17	6,361.57	$132.58	14,567.52	$84.65	2,661.90	$485.70
Alger Small Cap Growth Fund	$8,585,051	175,995.56	$47.60	581.48	$63.12	169.80	$50.24	810.93	$199.78
Allspring VT Discovery SMID Cap Growth Fund	$8,652,022	113,580.66	$70.05	—	$—	7,011.97	$91.66	436.51	$120.27
Allspring VT Opportunity Fund	$5,087,892	39,635.24	$88.78	—	$—	10,715.27	$104.39	2,006.09	$224.50
BNY Mellon Appreciation Portfolio	$926,186	14,626.62	$57.60	—	$—	1,197.27	$69.94	—	$—
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	$489,268	11,353.14	$42.98	—	$—	24.83	$53.82	—	$—
BNY Mellon VIF Small Cap Portfolio (1)	$290,681	9,793.83	$29.68	—	$—	—	$—	—	$—
DWS Equity 500 Index VIP Fund	$1,914,574	—	$—	—	$—	—	$—	18,624.22	$102.80
DWS Small Cap Index Fund	$1,056,047	15,835.06	$54.60	1,292.73	$63.63	—	$—	1,483.74	$73.63
DWS Small Mid Cap Value Portfolio	$2,894,614	55,810.45	$43.06	4,276.37	$50.74	5,242.62	$52.30	—	$—
Fidelity VIP Contrafund Class 2 Portfolio	$27,555,021	132,825.30	$173.16	4,246.03	$117.38	25,577.62	$158.57	—	$—
Fidelity VIP Equity Income Portfolio	$15,447,531	83,877.22	$182.86	602.27	$72.45	1,053.79	$63.08	—	$—
Fidelity VIP Government Money Market Portfolio	$8,783,514	448,463.49	$14.68	19,683.98	$12.14	92,851.07	$17.18	232,659.59	$1.58
Fidelity VIP Growth Portfolio	$36,900,701	92,414.40	$361.80	218.15	$148.26	26,145.27	$131.32	—	$—
Fidelity VIP High Income Portfolio	$5,049,444	63,797.47	$69.50	1,000.44	$35.66	19,724.75	$29.41	—	$—
Fidelity VIP Index 500 II Portfolio	$97,872,446	359,268.87	$207.79	37,949.30	$104.49	196,882.36	$97.80	—	$—
Fidelity VIP Investment Grade Bond Portfolio	$10,298,245	224,454.45	$22.06	4,786.06	$19.81	35,135.31	$27.63	1,309,325.06	$3.27
Fidelity VIP Mid Cap Class 2 Portfolio	$6,208,672	74,975.39	$68.86	3,552.44	$75.62	9,299.44	$83.62	—	$—
Fidelity VIP Overseas Portfolio	$13,254,703	156,116.70	$68.15	11,690.58	$40.72	14,067.51	$36.28	235,055.76	$6.93

(1)	On December 31, 2025, the BNY Mellon Opportunistic Small Cap Portfolio was renamed to the BNY Mellon VIF Small Cap Portfolio.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF NET ASSETS

DECEMBER 31, 2025

Total assets and net assets: Investments in shares of mutual fund portfolios at		VariTrak Product		Investor Select Product		Estate Provider Product		Benefit Provider Product
market value: (contractholder accumulation units and unit value)		Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value
Fidelity VIP Value Strategies Portfolio	$690,302	6,163.53	$79.68	660.39	$92.87	1,484.75	$92.87	—	$—
Franklin Templeton VIP Foreign Securities	$2,090,859	69,167.67	$24.76	2,270.47	$29.59	10,333.38	$30.08	—	$—
Franklin Templeton VIP Global Real Estate	$1,068,707	54,210.33	$19.44	—	$—	621.61	$23.61	—	$—
Franklin Templeton VIP Mutual Global Discovery Securities	$660,060	15,648.82	$40.30	627.04	$46.97	—	$—	—	$—
Franklin Templeton VIP Mutual Shares Securities	$906,976	19,713.06	$33.21	2,001.86	$43.63	4,088.25	$40.33	—	$—
Franklin Templeton VIP Small Cap Value	$1,212,312	18,391.65	$50.68	1,533.90	$64.60	2,943.69	$61.55	—	$—
Franklin Templeton VIP Small-Midcap Growth II	$325,967	5,021.82	$47.56	1,210.75	$71.97	—	$—	—	$—
Franklin Templeton VIP US Government	$322,031	22,284.44	$12.14	1,647.44	$14.16	1,983.24	$14.16	—	$—
Invesco I.O.V.I Global Strategic Income Fund	$330,284	26,667.71	$10.96	3,274.90	$11.63	—	$—	—	$—
Invesco I.O.V.I Main Street Small Cap Fund	$76,175	3,539.55	$18.84	474.83	$19.99	—	$—	—	$—
Invesco V.I. Equity and Income Fund	$443,566	35,962.01	$11.91	1,268.18	$12.09	—	$—	—	$—
Invesco V.I. Discovery Mid Cap Growth Fund	$1,389,684	82,620.82	$16.79	—	$—	—	$—	162.65	$17.59
Invesco V.I. Health Care Fund	$3,164,230	76,076.77	$38.66	—	$—	3,664.32	$48.41	4,999.64	$9.15
Invesco V.I. Technology Fund	$3,859,034	115,998.02	$30.82	—	$—	5,179.03	$38.60	8,051.80	$10.41
LVIP American Century Disciplined Core Value Fund	$4,600,446	352,109.25	$12.09	—	$—	26,962.79	$12.27	1,075.20	$12.25
LVIP American Century Inflation Protection Fund	$1,159,137	74,349.45	$10.89	3,346.87	$11.06	18,505.17	$11.06	9,775.15	$11.01
LVIP American Century International Fund	$5,575,513	403,839.30	$11.56	33,723.27	$11.73	43,644.60	$11.73	—	$—
LVIP American Century Ultra Fund	$379,743	21,758.52	$13.53	—	$—	6,220.49	$13.73	—	$—
LVIP American Century Value Fund	$10,675,711	716,429.16	$12.16	15,513.64	$12.35	69,830.59	$12.35	73,526.66	$12.33
LVIP JPMorgan Small Cap Core Fund - Standard Class	$1,521,491	87,817.78	$13.76	—	$—	22,182.85	$14.10	—	$—
Morgan Stanley VIF Emerging Markets Equity Portfolio	$642,785	—	$—	—	$—	—	$—	135,515.20	$4.74
Neuberger Berman Quality Equity Portfolio Class I (2)	$3,520,215	36,653.35	$75.82	486.36	$88.37	6,577.56	$88.37	4,904.53	$23.82
Neuberger Berman Trust Mid Cap Growth Class S	$702,107	19,883.83	$24.24	—	$—	8,290.36	$26.55	—	$—

(2)	On July 28, 2025, the Neuberger Berman Trust Sustainable Equity Portfolio was renamed to the Neuberger Berman Quality Equity Portfolio Class I.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2025

Total assets and net assets: Investments in shares of mutual fund portfolios at		VariTrak Product		Investor Select Product		Estate Provider Product		Benefit Provider Product
market value: (contractholder accumulation units and unit value)		Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value
Neuberger Berman Trust Mid Cap Growth Portfolio	$728,027	8,497.55	$67.98	1,925.55	$78.08	—	$—	—	$—
Neuberger Berman Trust Short Duration Bond Portfolio	$2,529,645	168,978.28	$12.66	4,065.07	$16.43	21,028.50	$15.38	—	$—
T Rowe Price Blue Chip Growth Portfolio	$3,659,125	32,326.88	$92.19	2,314.68	$141.17	3,144.13	$111.96	—	$—
T Rowe Price Equity Income Portfolio	$5,918,171	109,930.08	$42.72	5,389.74	$57.27	17,594.28	$51.88	—	$—
T Rowe Price Health Sciences Portfolio	$2,910,686	26,990.29	$98.73	773.17	$122.05	1,264.41	$119.90	—	$—
T Rowe Price Moderate Allocation	$1,774,604	43,398.56	$40.29	556.87	$46.96	—	$—	—	$—
Touchstone TVST Balanced	$8,271,873	109,734.27	$69.60	2,104.22	$52.37	8,241.93	$63.59	—	$—
Touchstone TVST Bond	$5,899,745	190,370.23	$25.95	5,201.97	$17.63	29,678.77	$29.24	—	$—
Touchstone TVST Common Stock	$48,848,040	283,679.60	$137.97	8,297.97	$96.60	17,540.78	$111.23	66,613.29	$104.44
Touchstone TVST Small Company	$32,742,190	147,966.60	$186.73	8,372.65	$78.36	19,647.03	$157.27	11,971.75	$114.16
Van Eck VIPT Emerging Markets	$2,206,069	40,825.95	$38.46	9,322.15	$44.83	4,862.12	$44.83	—	$—
Van Eck VIPT Global Resources Fund	$1,714,030	73,824.26	$19.87	6,453.14	$23.17	4,204.03	$23.17	—	$—
Van Eck VIPT Unconstrained Emerging Markets	$1,054,436	54,629.62	$15.77	2,118.24	$18.38	8,369.01	$18.38	—	$—

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2025

	AB VPS Discovery Value Portfolio Class A	AB VPS International Value Fund	AB VPS Relative Value Portfolio	Alger Capital Appreciation Fund	Alger Large Cap Growth Fund
Investment income:
Dividend income	$15,817	$79,512	$1,129	$—	$—

Expenses:
Mortality and expense risk and administrative charges	13,937	23,206	786	31,879	212,028

Net investment gain (loss)	1,880	56,306	343	(31,879)	(212,028)

Realized and unrealized gain (loss) on investments
Capital gains distributions	204,652	—	8,229	718,803	3,075,590

Net realized (loss) gain from shares sold	(12,992)	137,305	301	403,948	1,883,665

Net unrealized (depreciation) appreciation on investments	(149,472)	899,954	610	58,313	2,142,308

Net realized and unrealized gain on investments	42,188	1,037,259	9,140	1,181,064	7,101,563

Increase in net assets resulting from operations	$44,068	$1,093,565	$9,483	$1,149,185	$6,889,535

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2025

	Alger Small Cap Growth Fund	Allspring VT Discovery SMID Cap Growth Fund	Allspring VT Opportunity Fund	BNY Mellon Appreciation Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
Investment income:
Dividend income	$—	$—	$2,551	$3,514	$1,165

Expenses:
Mortality and expense risk and administrative charges	68,984	72,500	33,576	7,935	4,073

Net investment loss	(68,984)	(72,500)	(31,025)	(4,421)	(2,908)

Realized and unrealized gain (loss) on investments
Capital gains distributions	99,124	60,448	514,010	147,031	37,233

Net realized (loss) gain from shares sold	(78,079)	(73,020)	8,261	(25,689)	9,994

Net unrealized appreciation (depreciation) on investments	497,799	458,371	(201,689)	(32,719)	19,110

Net realized and unrealized gain on investments	518,844	445,799	320,582	88,623	66,337

Increase in net assets resulting from operations	$449,860	$373,299	$289,557	$84,202	$63,429

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2025

	BNY Mellon VIF Small Cap Portfolio (1)	DWS Equity 500 Index VIP Fund	DWS Small Cap Index Fund	DWS Small Mid Cap Value Portfolio	Fidelity VIP Contrafund Class 2 Portfolio
Investment income:
Dividend income	$1,668	$21,207	$13,599	$14,916	$35,953

Expenses:
Mortality and expense risk and administrative charges	2,367	1,344	7,107	20,141	200,594

Net investment (loss) gain	(699)	19,863	6,492	(5,225)	(164,641)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	175,456	58,074	293,825	4,108,734

Net realized gain (loss) from shares sold	773	41,036	(4,994)	(41,878)	870,938

Net unrealized appreciation on investments	27,211	75,824	60,084	195,915	8,663

Net realized and unrealized gain on investments	27,984	292,316	113,164	447,862	4,988,335

Increase in net assets resulting from operations	$27,285	$312,179	$119,656	$442,637	$4,823,694

(1) On December 31, 2025, the BNY Mellon Opportunistic Small Cap Portfolio was renamed to the BNY Mellon VIF Small Cap Portfolio.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2025

	Fidelity VIP Equity Income Portfolio	Fidelity VIP Government Money Market Portfolio	Fidelity VIP Growth Portfolio	Fidelity VIP High Income Portfolio	Fidelity VIP Index 500 II Portfolio
Investment income:
Dividend income	$262,272	$341,968	$101,533	$317,202	$1,061,648

Expenses:
Mortality and expense risk and administrative charges	126,560	71,698	290,835	39,037	666,953

Net investment gain (loss)	135,712	270,270	(189,302)	278,165	394,695

Realized and unrealized gain (loss) on investments
Capital gains distributions	806,777	—	4,508,631	—	467,516

Net realized gain (loss) from shares sold	118,836	—	1,135,017	(35,832)	5,219,153

Net unrealized appreciation (depreciation) on investments	1,286,475	—	(940,747)	188,228	8,568,291

Net realized and unrealized gain on investments	2,212,088	—	4,702,901	152,396	14,254,960

Increase in net assets resulting from operations	$2,347,800	$270,270	$4,513,599	$430,561	$14,649,655

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2025

	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Mid Cap Class 2 Portfolio	Fidelity VIP Overseas Portfolio	Fidelity VIP Value Strategies Portfolio	Franklin Templeton VIP Foreign Securities
Investment income:
Dividend income	$359,046	$25,423	$205,089	$7,320	$47,075

Expenses:
Mortality and expense risk and administrative charges	48,147	44,029	93,777	4,606	15,384

Net investment gain (loss)	310,899	(18,606)	111,312	2,714	31,691

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	636,370	1,141,480	26,944	131,445

Net realized (loss) gain from shares sold	(61,364)	14,364	462,338	10,302	27,699

Net unrealized appreciation (depreciation) on investments	393,492	(19,135)	519,520	9,109	300,163

Net realized and unrealized gain on investments	332,128	631,599	2,123,338	46,355	459,307

Increase in net assets resulting from operations	$643,027	$612,993	$2,234,650	$49,069	$490,998

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2025

	Franklin Templeton VIP Global Real Estate	Franklin Templeton VIP Mutual Global Discovery Securities	Franklin Templeton VIP Mutual Shares Securities	Franklin Templeton VIP Small Cap Value	Franklin Templeton VIP Small- Midcap Growth II
Investment income:
Dividend income	$14,275	$13,299	$17,480	$12,147	$—

Expenses:
Mortality and expense risk and administrative charges	9,034	5,232	5,922	8,186	2,230

Net investment gain (loss)	5,241	8,067	11,558	3,961	(2,230)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	64,970	86,122	94,734	20,511

Net realized (loss) gain from shares sold	(9,875)	16,563	(5,912)	(12,882)	34,670

Net unrealized appreciation (depreciation) on investments	72,285	21,621	(3,874)	(5,903)	(45,400)

Net realized and unrealized gain on investments	62,410	103,154	76,336	75,949	9,781

Increase in net assets resulting from operations	$67,651	$111,221	$87,894	$79,910	$7,551

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2025

	Franklin Templeton VIP US Government	Invesco I.O.V.I Global Strategic Income Fund	Invesco I.O.V.I Main Street Small Cap Fund	Invesco V.I . Equity and Income Fund	Invesco V.I. Discovery Mid Cap Growth Fund
Investment income:
Dividend income	$10,696	$17,009	$165	$8,238	$—

Expenses:
Mortality and expense risk and administrative charges	2,437	2,502	573	3,417	11,720

Net investment gain (loss)	8,259	14,507	(408)	4,821	(11,720)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	7,343	23,634	114,880

Net realized (loss) gain from shares sold	(20,307)	(3,650)	3,384	1,150	5,711

Net unrealized appreciation (depreciation) on investments	31,256	24,324	(5,467)	8,185	(66,191)

Net realized and unrealized gain on investments	10,949	20,674	5,260	32,969	54,400

Increase in net assets resulting from operations	$19,208	$35,181	$4,852	$37,790	$42,680

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2025

	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	LVIP American Century Disciplined Core Value Fund	LVIP American Century Inflation Protection Fund	LVIP American Century International Fund
Investment income:
Dividend income	$—	$—	$72,926	$89,707	$65,986

Expenses:
Mortality and expense risk and administrative charges	24,933	29,530	36,081	8,186	41,143

Net investment (loss) gain	(24,933)	(29,530)	36,845	81,521	24,843

Realized and unrealized gain (loss) on investments
Capital gains distributions	123,975	400,923	—	—	—

Net realized gain (loss) from shares sold	21,433	(45,537)	19,914	8,306	42,698

Net unrealized appreciation (depreciation) on investments	281,528	311,893	506,251	(21,826)	671,592

Net realized and unrealized gain (loss) on investments	426,936	667,279	526,165	(13,520)	714,290

Increase in net assets resulting from operations	$402,003	$637,749	$563,010	$68,001	$739,133

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2025

	LVIP American Century Ultra Fund	LVIP American Century Value Fund	LVIP JPMorgan Small Cap Core Fund - Standard Class	Morgan Stanley VIF Emerging Markets Equity Portfolio	Neuberger Berman Quality Equity Portfolio Class I (2)
Investment income:
Dividend income	$—	$164,686	$9,179	$2,400	$—

Expenses:
Mortality and expense risk and administrative charges	2,470	76,531	11,082	402	24,509

Net investment (loss) gain	(2,470)	88,155	(1,903)	1,998	(24,509)

Realized and unrealized gain (loss) on investments
Capital gains distributions	30,551	773,846	119,632	19,929	198,431

Net realized gain (loss) from shares sold	4,367	133,141	36,962	(6,005)	88,228

Net unrealized appreciation (depreciation) on investments	9,618	425,647	(14,588)	149,032	145,641

Net realized and unrealized gain on investments	44,536	1,332,634	142,006	162,956	432,300

Increase in net assets resulting from operations	$42,066	$1,420,789	$140,103	$164,954	$407,791

(2) On July 28, 2025, the Neuberger Berman Trust Sustainable Equity Portfolio was renamed to the Neuberger Berman Quality Equity Portfolio Class I.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2025

	Neuberger Berman Trust Mid Cap Growth Class S	Neuberger Berman Trust Mid Cap Growth Portfolio	Neuberger Berman Trust Short Duration Bond Portfolio	T Rowe Price Blue Chip Growth Portfolio	T Rowe Price Equity Income Portfolio
Investment income:
Dividend income	$—	$—	$131,302	$—	$78,763

Expenses:
Mortality and expense risk and administrative charges	5,334	5,389	19,098	27,302	40,674

Net investment (loss) gain	(5,334)	(5,389)	112,204	(27,302)	38,089

Realized and unrealized gain (loss) on investments
Capital gains distributions	114,631	96,899	—	329,099	568,422

Net realized gain (loss) from shares sold	6,805	6,423	(21,453)	310,490	2,074

Net unrealized (depreciation) appreciation on investments	(78,651)	(58,641)	24,223	(6,254)	74,664

Net realized and unrealized gain on investments	42,785	44,681	2,770	633,335	645,160

Increase in net assets resulting from operations	$37,451	$39,292	$114,974	$606,033	$683,249

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2025

	T Rowe Price Health Sciences Portfolio	T Rowe Price Moderate Allocation	Touchstone TVST Balanced	Touchstone TVST Bond	Touchstone TVST Common Stock
Investment income:
Dividend income	$—	$37,812	$151,819	$238,880	$249,180

Expenses:
Mortality and expense risk and administrative charges	21,331	14,579	64,928	44,875	349,455

Net investment (loss) gain	(21,331)	23,233	86,891	194,005	(100,275)

Realized and unrealized gain (loss) on investments
Capital gains distributions	106,587	75,796	214,706	—	6,702,439

Net realized gain (loss) from shares sold	54,198	2,490	18,752	(48,843)	2,556,983

Net unrealized appreciation (depreciation) on investments	289,461	108,837	644,459	228,394	(1,668,793)

Net realized and unrealized gain on investments	450,246	187,123	877,917	179,551	7,590,629

Increase in net assets resulting from operations	$428,915	$210,356	$964,808	$373,556	$7,490,354

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2025

	Touchstone TVST Small Company	Van Eck VIPT Emerging Markets	Van Eck VIPT Global Resources Fund	Van Eck VIPT Unconstrained Emerging Markets
Investment income:
Dividend income	$65,935	$14,660	$37,315	$51,894

Expenses:
Mortality and expense risk and administrative charges	243,893	13,440	11,735	7,702

Net investment (loss) gain	(177,958)	1,220	25,580	44,192

Realized and unrealized gain (loss) on investments
Capital gains distributions	4,270,868	—	—	—

Net realized (loss) gain from shares sold	(16,179)	(81,374)	62,807	(13,376)

Net unrealized (depreciation) appreciation on investments	(1,384,718)	599,686	373,069	131,406

Net realized and unrealized gain on investments	2,869,971	518,312	435,876	118,030

Increase in net assets resulting from operations	$2,692,013	$519,532	$461,456	$162,222

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2025

	AB VPS Discovery Value Portfolio Class A	AB VPS International Value Fund	AB VPS Relative Value Portfolio	Alger Capital Appreciation Fund	Alger Large Cap Growth Fund
Net investment gain (loss)	$1,880	$56,306	$343	$(31,879)	$(212,028)

Realized and unrealized gain (loss) on investments
Capital gains distributions	204,652	—	8,229	718,803	3,075,590

Net realized (loss) gain from shares sold	(12,992)	137,305	301	403,948	1,883,665

Net unrealized (depreciation) appreciation on investments	(149,472)	899,954	610	58,313	2,142,308

Net realized and unrealized gain on investments	42,188	1,037,259	9,140	1,181,064	7,101,563

Increase in net assets resulting from operations	44,068	1,093,565	9,483	1,149,185	6,889,535

Accumulation unit transactions:
Participant deposits	58,078	96,039	14,788	115,048	619,829
Transfers between investment sub-accounts and general account, net	(3,119)	(2,601)	—	(3,589)	3,463
Transfers between investment subaccounts, net	189,484	(309,515)	6,117	(165,912)	(2,207,116)
Net surrenders and lapses	(83,262)	(139,984)	(1,084)	(128,262)	(1,020,278)
Contract benefits	(9,976)	(22,394)	—	(255,911)	(139,104)
Loan collateral interest received	10,394	14,093	87	19,823	124,564
Transfers for policy loans	(20,728)	(23,541)	(2,651)	(75,711)	(277,585)
Contract charges	(70,193)	(111,437)	(4,430)	(107,753)	(701,555)
Other	8,920	12,591	428	(23,756)	134,188

Total net accumulation unit transactions	79,598	(486,749)	13,255	(626,023)	(3,463,594)

Increase in net assets	123,666	606,816	22,738	523,162	3,425,941

Net assets, beginning of period	$1,850,919	$2,877,728	$93,979	$4,011,329	$25,068,489

Net assets, end of period	$1,974,585	$3,484,544	$116,717	$4,534,491	$28,494,430

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2025

	Alger Small Cap Growth Fund	Allspring VT Discovery SMID Cap Growth Fund	Allspring VT Opportunity Fund	BNY Mellon Appreciation Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
Net investment loss	$(68,984)	$(72,500)	$(31,025)	$(4,421)	$(2,908)

Realized and unrealized gain (loss) on investments
Capital gains distributions	99,124	60,448	514,010	147,031	37,233

Net realized (loss) gain from shares sold	(78,079)	(73,020)	8,261	(25,689)	9,994

Net unrealized appreciation (depreciation) on investments	497,799	458,371	(201,689)	(32,719)	19,110

Net realized and unrealized gain on investments	518,844	445,799	320,582	88,623	66,337

Increase in net assets resulting from operations	449,860	373,299	289,557	84,202	63,429

Accumulation unit transactions:
Participant deposits	262,545	207,600	92,662	39,302	9,919
Transfers between investment sub-accounts and general account, net	(8,263)	(8,792)	(548)	(3,481)	—
Transfers between investment subaccounts, net	242,954	(296,096)	54,982	20,000	(5,799)
Net surrenders and lapses	(157,193)	(151,860)	(119,021)	(63,546)	(10,979)
Contract benefits	(23,153)	(25,769)	(18,089)	(2,137)	—
Loan collateral interest received	75,072	30,123	17,064	3,479	2,632
Transfers for policy loans	(58,447)	(12,699)	(31,061)	(80,258)	(2,537)
Contract charges	(280,081)	(289,799)	(105,461)	(31,747)	(17,833)
Other	36,025	41,859	21,743	4,836	2,252

Total net accumulation unit transactions	89,459	(505,433)	(87,729)	(113,552)	(22,345)

Increase (decrease) in net assets	539,319	(132,134)	201,828	(29,350)	41,084

Net assets, beginning of period	$8,045,732	$8,784,156	$4,886,064	$955,536	$448,184

Net assets, end of period	$8,585,051	$8,652,022	$5,087,892	$926,186	$489,268

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2025

	BNY Mellon VIF Small Cap Portfolio (1)	DWS Equity 500 Index VIP Fund	DWS Small Cap Index Fund	DWS Small Mid Cap Value Portfolio	Fidelity VIP Contrafund Class 2 Portfolio
Net investment (loss) gain	$(699)	$19,863	$6,492	$(5,225)	$(164,641)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	175,456	58,074	293,825	4,108,734

Net realized gain (loss) from shares sold	773	41,036	(4,994)	(41,878)	870,938

Net unrealized appreciation on investments	27,211	75,824	60,084	195,915	8,663

Net realized and unrealized gain on investments	27,984	292,316	113,164	447,862	4,988,335

Increase in net assets resulting from operations	27,285	312,179	119,656	442,637	4,823,694

Accumulation unit transactions:
Participant deposits	12,665	4,562	16,867	94,130	451,965
Transfers between investment sub-accounts and general account, net	—	—	—	(6,675)	(49,792)
Transfers between investment subaccounts, net	9,995	(280,451)	(29,330)	35,924	(353,932)
Net surrenders and lapses	(596)	—	(5,863)	(79,223)	(601,122)
Contract benefits	—	—	—	(10,005)	(98,918)
Loan collateral interest received	775	3,205	5,597	8,994	117,081
Transfers for policy loans	(798)	(147,585)	(29,795)	(70,737)	(271,659)
Contract charges	(7,272)	(13,406)	(14,863)	(84,393)	(721,261)
Other	1,309	(245)	3,871	13,507	123,269

Total net accumulation unit transactions	16,078	(433,920)	(53,516)	(98,478)	(1,404,369)

Increase (decrease) in net assets	43,363	(121,741)	66,140	344,159	3,419,325

Net assets, beginning of period	$247,318	$2,036,315	$989,907	$2,550,455	$24,135,696

Net assets, end of period	$290,681	$1,914,574	$1,056,047	$2,894,614	$27,555,021

(1) On December 31, 2025, the BNY Mellon Opportunistic Small Cap Portfolio was renamed to the BNY Mellon VIF Small Cap Portfolio.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2025

	Fidelity VIP Equity Income Portfolio	Fidelity VIP Government Money Market Portfolio	Fidelity VIP Growth Portfolio	Fidelity VIP High Income Portfolio	Fidelity VIP Index 500 II Portfolio
Net investment gain (loss)	$135,712	$270,270	$(189,302)	$278,165	$394,695

Realized and unrealized gain (loss) on investments
Capital gains distributions	806,777	—	4,508,631	—	467,516

Net realized gain (loss) from shares sold	118,836	—	1,135,017	(35,832)	5,219,153

Net unrealized appreciation (depreciation) on investments	1,286,475	—	(940,747)	188,228	8,568,291

Net realized and unrealized gain on investments	2,212,088	—	4,702,901	152,396	14,254,960

Increase in net assets resulting from operations	2,347,800	270,270	4,513,599	430,561	14,649,655

Accumulation unit transactions:
Participant deposits	290,707	735,409	486,446	151,939	1,348,588
Transfers between investment sub-accounts and general account, net	46,982	(3,052)	(107,958)	(1,145)	(152,111)
Transfers between investment subaccounts, net	303,194	440,155	(17,687)	65,994	(264,138)
Net surrenders and lapses	(241,388)	(731,779)	(965,992)	(78,140)	(3,316,564)
Contract benefits	(229,911)	(75,305)	(404,903)	(18,613)	(475,642)
Loan collateral interest received	50,098	55,168	161,154	32,579	359,791
Transfers for policy loans	(58,623)	(404,957)	(300,859)	(46,609)	578,770
Contract charges	(387,270)	(1,134,468)	(844,311)	(168,193)	(2,188,159)
Other	65,280	39,935	176,241	22,740	335,100

Total net accumulation unit transactions	(160,931)	(1,078,894)	(1,817,869)	(39,448)	(3,774,365)

Increase (decrease) in net assets	2,186,869	(808,624)	2,695,730	391,113	10,875,290

Net assets, beginning of period	$13,260,662	$9,592,138	$34,204,971	$4,658,331	$86,997,156

Net assets, end of period	$15,447,531	$8,783,514	$36,900,701	$5,049,444	$97,872,446

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2025

	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Mid Cap Class 2 Portfolio	Fidelity VIP Overseas Portfolio	Fidelity VIP Value Strategies Portfolio	Franklin Templeton VIP Foreign Securities
Net investment gain (loss)	$310,899	$(18,606)	$111,312	$2,714	$31,691

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	636,370	1,141,480	26,944	131,445

Net realized (loss) gain from shares sold	(61,364)	14,364	462,338	10,302	27,699

Net unrealized appreciation (depreciation) on investments	393,492	(19,135)	519,520	9,109	300,163

Net realized and unrealized gain on investments	332,128	631,599	2,123,338	46,355	459,307

Increase in net assets resulting from operations	643,027	612,993	2,234,650	49,069	490,998

Accumulation unit transactions:
Participant deposits	439,519	152,797	295,735	16,135	67,175
Transfers between investment sub-accounts and general account, net	(6,478)	(4,717)	(496)	—	(3,419)
Transfers between investment subaccounts, net	580,713	355,567	(102,177)	(26,897)	(50,286)
Net surrenders and lapses	(298,246)	(124,197)	(311,417)	—	(60,725)
Contract benefits	(14,959)	(20,594)	(33,452)	—	(2,806)
Loan collateral interest received	38,618	25,815	68,746	716	12,662
Transfers for policy loans	(98,194)	(85,556)	(123,748)	(629)	(96,288)
Contract charges	(411,529)	(162,630)	(346,308)	(26,932)	(60,564)
Other	28,151	28,384	50,697	3,044	9,743

Total net accumulation unit transactions	257,595	164,869	(502,420)	(34,563)	(184,508)

Increase in net assets	900,622	777,862	1,732,230	14,506	306,490

Net assets, beginning of period	$9,397,623	$5,430,810	$11,522,473	$675,796	$1,784,369

Net assets, end of period	$10,298,245	$6,208,672	$13,254,703	$690,302	$2,090,859

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2025

	Franklin Templeton VIP Global Real Estate	Franklin Templeton VIP Mutual Global Discovery Securities	Franklin Templeton VIP Mutual Shares Securities	Franklin Templeton VIP Small Cap Value	Franklin Templeton VIP Small- Midcap Growth II
Net investment gain (loss)	$5,241	$8,067	$11,558	$3,961	$(2,230)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	64,970	86,122	94,734	20,511

Net realized (loss) gain from shares sold	(9,875)	16,563	(5,912)	(12,882)	34,670

Net unrealized appreciation (depreciation) on investments	72,285	21,621	(3,874)	(5,903)	(45,400)

Net realized and unrealized gain on investments	62,410	103,154	76,336	75,949	9,781

Increase in net assets resulting from operations	67,651	111,221	87,894	79,910	7,551

Accumulation unit transactions:
Participant deposits	41,339	9,293	24,166	43,064	13,656
Transfers between investment sub-accounts and general account, net	(479)	(2,468)	—	(2,611)	—
Transfers between investment subaccounts, net	61,003	233,221	10,764	31,932	14,638
Net surrenders and lapses	(13,078)	(4,308)	(53)	(3,161)	(46,845)
Contract benefits	(7,600)	—	(11,265)	(170)	(5,950)
Loan collateral interest received	4,991	986	2,788	4,572	3,005
Transfers for policy loans	(8,146)	(36,050)	(1,506)	(7,990)	(22,072)
Contract charges	(45,277)	(21,745)	(30,434)	(46,568)	(8,972)
Other	5,067	2,874	3,613	5,224	1,553

Total net accumulation unit transactions	37,820	181,803	(1,927)	24,292	(50,987)

Increase (decrease) in net assets	105,471	293,024	85,967	104,202	(43,436)

Net assets, beginning of period	$963,236	$367,036	$821,009	$1,108,110	$369,403

Net assets, end of period	$1,068,707	$660,060	$906,976	$1,212,312	$325,967

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2025

	Franklin Templeton VIP US Government	Invesco I.O.V.I Global Strategic Income Fund	Invesco I.O.V.I Main Street Small Cap Fund	Invesco V.I. Equity and Income Fund	Invesco V.I. Discovery Mid Cap Growth Fund
Net investment gain (loss)	$8,259	$14,507	$(408)	$4,821	$(11,720)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	7,343	23,634	114,880

Net realized (loss) gain from shares sold	(20,307)	(3,650)	3,384	1,150	5,711

Net unrealized appreciation (depreciation) on investments	31,256	24,324	(5,467)	8,185	(66,191)

Net realized and unrealized gain on investments	10,949	20,674	5,260	32,969	54,400

Increase in net assets resulting from operations	19,208	35,181	4,852	37,790	42,680

Accumulation unit transactions:
Participant deposits	24,053	10,406	4,925	11,290	29,943
Transfers between investment sub-accounts and general account, net	(450)	(2,319)	20,175	—	(804)
Transfers between investment subaccounts, net	92,137	4,039	(5,371)	243,449	268,710
Net surrenders and lapses	(48,283)	(1,357)	(1,937)	(19,934)	(36,625)
Contract benefits	—	(3,278)	—	—	(3,979)
Loan collateral interest received	—	5,858	1,965	20	8,729
Transfers for policy loans	(35,000)	(9,045)	(10,669)	(20)	(6,975)
Contract charges	(43,704)	(18,159)	(4,938)	(13,307)	(41,624)
Other	1,492	1,416	3,676	1,814	7,324

Total net accumulation unit transactions	(9,755)	(12,439)	7,826	223,312	224,699

Increase in net assets	9,453	22,742	12,678	261,102	267,379

Net assets, beginning of period	$312,578	$307,542	$63,497	$182,464	$1,122,305

Net assets, end of period	$322,031	$330,284	$76,175	$443,566	$1,389,684

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2025

	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	LVIP American Century Disciplined Core Value Fund	LVIP American Century Inflation Protection Fund	LVIP American Century International Fund
Net investment (loss) gain	$(24,933)	$(29,530)	$36,845	$81,521	$24,843

Realized and unrealized gain (loss) on investments
Capital gains distributions	123,975	400,923	—	—	—

Net realized gain (loss) from shares sold	21,433	(45,537)	19,914	8,306	42,698

Net unrealized appreciation (depreciation) on investments	281,528	311,893	506,251	(21,826)	671,592

Net realized and unrealized gain (loss) on investments	426,936	667,279	526,165	(13,520)	714,290

Increase in net assets resulting from operations	402,003	637,749	563,010	68,001	739,133

Accumulation unit transactions:
Participant deposits	84,634	67,548	123,253	68,790	160,271
Transfers between investment sub-accounts and general account, net	(28,587)	1,160	—	(4,341)	(21)
Transfers between investment subaccounts, net	160,274	(102,932)	40,568	29,866	182,324
Net surrenders and lapses	(79,348)	(94,785)	(145,409)	(121,632)	(198,210)
Contract benefits	(315)	(25,673)	(6,094)	(4,977)	(22,330)
Loan collateral interest received	17,074	13,042	16,776	3,458	22,662
Transfers for policy loans	(77,342)	(58,242)	(28,036)	(4,731)	(101,867)
Contract charges	(102,332)	(93,696)	(136,669)	(58,708)	(152,839)
Other	13,356	18,178	21,002	5,284	25,998

Total net accumulation unit transactions	(12,586)	(275,400)	(114,609)	(86,991)	(84,012)

Increase (decrease) in net assets	389,417	362,349	448,401	(18,990)	655,121

Net assets, beginning of period	$2,774,813	$3,496,685	$4,152,045	$1,178,127	$4,920,392

Net assets, end of period	$3,164,230	$3,859,034	$4,600,446	$1,159,137	$5,575,513

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2025

	LVIP American Century Ultra Fund	LVIP American Century Value Fund	LVIP JPMorgan Small Cap Core Fund - Standard Class	Morgan Stanley VIF Emerging Markets Equity Portfolio	Neuberger Berman Quality Equity Portfolio Class I (2)
Net investment (loss) gain	$(2,470)	$88,155	$(1,903)	$1,998	$(24,509)

Realized and unrealized gain (loss) on investments
Capital gains distributions	30,551	773,846	119,632	19,929	198,431

Net realized gain (loss) from shares sold	4,367	133,141	36,962	(6,005)	88,228

Net unrealized appreciation (depreciation) on investments	9,618	425,647	(14,588)	149,032	145,641

Net realized and unrealized gain on investments	44,536	1,332,634	142,006	162,956	432,300

Increase in net assets resulting from operations	42,066	1,420,789	140,103	164,954	407,791

Accumulation unit transactions:
Participant deposits	7,339	337,397	35,221	7,583	67,703
Transfers between investment sub-accounts and general account, net	—	4,649	(9,419)	—	—
Transfers between investment subaccounts, net	(12,032)	(3,320)	23,711	(19,054)	(10,255)
Net surrenders and lapses	—	(388,391)	(33,958)	(13,511)	(111,801)
Contract benefits	—	(23,467)	—	—	(8,332)
Loan collateral interest received	1,297	28,830	7,441	117	9,058
Transfers for policy loans	(1,356)	(19,761)	(24,330)	(124)	(13,104)
Contract charges	(12,044)	(274,202)	(65,533)	(6,255)	(95,588)
Other	1,744	44,059	9,634	(4)	15,805

Total net accumulation unit transactions	(15,052)	(294,206)	(57,233)	(31,248)	(146,514)

Increase in net assets	27,014	1,126,583	82,870	133,706	261,277

Net assets, beginning of period	$352,729	$9,549,128	$1,438,621	$509,079	$3,258,938

Net assets, end of period	$379,743	$10,675,711	$1,521,491	$642,785	$3,520,215

(2) On July 28, 2025, the Neuberger Berman Trust Sustainable Equity Portfolio was renamed to the Neuberger Berman Quality Equity Portfolio Class I.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2025

	Neuberger Berman Trust Mid Cap Growth Class S	Neuberger Berman Trust Mid Cap Growth Portfolio	Neuberger Berman Trust Short Duration Bond Portfolio	T Rowe Price Blue Chip Growth Portfolio	T Rowe Price Equity Income Portfolio
Net investment (loss) gain	$(5,334)	$(5,389)	$112,204	$(27,302)	$38,089

Realized and unrealized gain (loss) on investments
Capital gains distributions	114,631	96,899	—	329,099	568,422

Net realized gain (loss) from shares sold	6,805	6,423	(21,453)	310,490	2,074

Net unrealized (depreciation) appreciation on investments	(78,651)	(58,641)	24,223	(6,254)	74,664

Net realized and unrealized gain on investments	42,785	44,681	2,770	633,335	645,160

Increase in net assets resulting from operations	37,451	39,292	114,974	606,033	683,249

Accumulation unit transactions:
Participant deposits	23,294	18,679	89,940	109,558	165,871
Transfers between investment sub-accounts and general account, net	(409)	—	(3,153)	11,300	(1,220)
Transfers between investment subaccounts, net	(39,963)	(12,812)	169,168	(254,105)	281,169
Net surrenders and lapses	(21,294)	(32,579)	(136,458)	(169,436)	(201,022)
Contract benefits	(3,488)	—	(2,613)	(9,248)	(29,163)
Loan collateral interest received	2,362	2,273	14,337	12,087	28,180
Transfers for policy loans	(50,166)	(37,184)	(44,150)	(115,795)	(72,359)
Contract charges	(22,484)	(17,323)	(123,807)	(104,394)	(196,864)
Other	3,520	2,992	11,551	17,437	25,276

Total net accumulation unit transactions	(108,628)	(75,954)	(25,185)	(502,596)	(132)

(Decrease) increase in net assets	(71,177)	(36,662)	89,789	103,437	683,117

Net assets, beginning of period	$773,284	$764,689	$2,439,856	$3,555,688	$5,235,054

Net assets, end of period	$702,107	$728,027	$2,529,645	$3,659,125	$5,918,171

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2025

	T Rowe Price Health Sciences Portfolio	T Rowe Price Moderate Allocation	Touchstone TVST Balanced	Touchstone TVST Bond	Touchstone TVST Common Stock
Net investment (loss) gain	$(21,331)	$23,233	$86,891	$194,005	$(100,275)

Realized and unrealized gain (loss) on investments
Capital gains distributions	106,587	75,796	214,706	—	6,702,439

Net realized gain (loss) from shares sold	54,198	2,490	18,752	(48,843)	2,556,983

Net unrealized appreciation (depreciation) on investments	289,461	108,837	644,459	228,394	(1,668,793)

Net realized and unrealized gain on investments	450,246	187,123	877,917	179,551	7,590,629

Increase in net assets resulting from operations	428,915	210,356	964,808	373,556	7,490,354

Accumulation unit transactions:
Participant deposits	75,253	68,693	178,045	204,758	1,004,412
Transfers between investment sub-accounts and general account, net	(8,864)	—	(58,720)	(6,071)	(64,696)
Transfers between investment subaccounts, net	116,097	5,714	126,974	306,611	(690,826)
Net surrenders and lapses	(25,042)	(625)	(196,422)	(316,254)	(3,240,228)
Contract benefits	(12,749)	—	(85,134)	(20,134)	(603,136)
Loan collateral interest received	7,374	—	22,339	30,485	168,901
Transfers for policy loans	(50,837)	—	(21,839)	(82,218)	(694,645)
Contract charges	(90,244)	(58,695)	(271,746)	(281,551)	(1,465,638)
Other	12,298	8,042	36,614	27,661	189,749

Total net accumulation unit transactions	23,286	23,129	(269,889)	(136,713)	(5,396,107)

Increase in net assets	452,201	233,485	694,919	236,843	2,094,247

Net assets, beginning of period	$2,458,485	$1,541,119	$7,576,954	$5,662,902	$46,753,793

Net assets, end of period	$2,910,686	$1,774,604	$8,271,873	$5,899,745	$48,848,040

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2025

	Touchstone TVST Small Company	Van Eck VIPT Emerging Markets	Van Eck VIPT Global Resources Fund	Van Eck VIPT Unconstrained Emerging Markets
Net investment (loss) gain	$(177,958)	$1,220	$25,580	$44,192

Realized and unrealized gain (loss) on investments
Capital gains distributions	4,270,868	—	—	—

Net realized (loss) gain from shares sold	(16,179)	(81,374)	62,807	(13,376)

Net unrealized (depreciation) appreciation on investments	(1,384,718)	599,686	373,069	131,406

Net realized and unrealized gain on investments	2,869,971	518,312	435,876	118,030

Increase in net assets resulting from operations	2,692,013	519,532	461,456	162,222

Accumulation unit transactions:
Participant deposits	815,268	57,552	56,512	37,418
Transfers between investment sub-accounts and general account, net	(23,364)	(11)	(2,856)	(3,479)
Transfers between investment subaccounts, net	527,032	(14,667)	26,558	13,635
Net surrenders and lapses	(783,287)	(61,477)	(69,710)	(55,680)
Contract benefits	(302,751)	(12,044)	(11,702)	(4,996)
Loan collateral interest received	128,485	8,199	5,243	6,059
Transfers for policy loans	(372,867)	(24,563)	(14,853)	(26,942)
Contract charges	(1,073,990)	(69,087)	(75,570)	(58,940)
Other	145,507	8,667	6,027	4,633

Total net accumulation unit transactions	(939,967)	(107,431)	(80,351)	(88,292)

Increase in net assets	1,752,046	412,101	381,105	73,930

Net assets, beginning of period	$30,990,144	$1,793,968	$1,332,925	$980,506

Net assets, end of period	$32,742,190	$2,206,069	$1,714,030	$1,054,436

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS PY

DECEMBER 31, 2024

	AB VPS Discovery Value Portfolio Class A	AB VPS International Value Fund	AB VPS Relative Value Portfolio	AB VPS Sustainable International Thematic Portfolio (1)	Alger Capital Appreciation Fund
Net investment gain (loss)	$1,779	$57,377	$636	$(468)	$(28,817)

Realized and unrealized gain (loss) on investments
Capital gains distributions	90,136	—	3,164	—	—

Net realized (loss) gain from shares sold	(35,528)	21,369	216	(57,695)	123,632

Net unrealized appreciation on investments	100,971	39,485	5,848	56,099	1,291,765

Net realized and unrealized gain (loss) on investments	155,579	60,854	9,228	(1,596)	1,415,397

Increase (decrease) in net assets resulting from operations	157,358	118,231	9,864	(2,064)	1,386,580

Accumulation unit transactions:
Participant deposits	63,601	103,571	4,740	2,534	92,730
Transfers between investment sub-accounts and general account, net	(28,174)	46,035	—	(401)	(565)
Transfers between investment subaccounts, net	(18,413)	151,451	2,879	(303,683)	(221,899)
Net surrenders and lapses	(30,813)	(53,514)	(1,046)	(1,072)	(239,102)
Contract benefits	(337)	(673)	—	—	(1,448)
Loan collateral interest received	9,518	12,871	104	—	18,796
Transfers for policy loans	(28,166)	(38,924)	388	11	(37,717)
Contract charges	(72,322)	(107,387)	(4,157)	(1,996)	(105,061)
Other	10,019	13,081	368	(189)	14,520

Total net accumulation unit transactions	(95,087)	126,511	3,276	(304,796)	(479,746)

Increase (decrease) in net assets	62,271	244,742	13,140	(306,860)	906,834

Net assets, beginning of period	$1,788,648	$2,632,986	$80,839	$306,860	$3,104,495

Net assets, end of period	$1,850,919	$2,877,728	$93,979	$—	$4,011,329

(1)  On April 16, 2024, the AB VPS Sustainable International Thematic Portfolio was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS PY

DECEMBER 31, 2024

	Alger Large Cap Growth Fund	Alger Small Cap Growth Fund	Allspring VT Discovery SMID Cap Growth Fund	Allspring VT Opportunity Fund	American Century VP Disciplined Core Value Fund (2)
Net investment (loss) gain	$(184,497)	$(39,837)	$(73,030)	$(31,208)	$3,508

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	581,929	—

Net realized gain (loss) from shares sold	712,238	(119,643)	(206,954)	75,015	(434,119)

Net unrealized appreciation on investments	7,263,794	714,763	1,613,813	71,781	659,348

Net realized and unrealized gain on investments	7,976,032	595,120	1,406,859	728,725	225,229

Increase in net assets resulting from operations	7,791,535	555,283	1,333,829	697,517	228,737

Accumulation unit transactions:
Participant deposits	569,768	251,665	216,543	104,333	40,907
Transfers between investment sub-accounts and general account, net	(69,396)	(56,002)	(61,710)	(507)	—
Transfers between investment subaccounts, net	(1,336,743)	108,988	(41,499)	(1,159,385)	(4,074,390)
Net surrenders and lapses	(479,368)	(239,811)	(232,418)	(365,612)	(93,212)
Contract benefits	(133,057)	(69,859)	(147,686)	(3,305)	—
Loan collateral interest received	113,699	76,326	30,611	14,972	6,335
Transfers for policy loans	(254,786)	(68,026)	28,840	(81,521)	(38,169)
Contract charges	(680,451)	(287,329)	(294,608)	(123,120)	(46,716)
Other	89,551	35,939	34,315	20,638	6,158

Total net accumulation unit transactions	(2,180,783)	(248,109)	(467,612)	(1,593,507)	(4,199,087)

Increase (decrease) in net assets	5,610,752	307,174	866,217	(895,990)	(3,970,350)

Net assets, beginning of period	$19,457,737	$7,738,558	$7,917,939	$5,782,054	$3,970,350

Net assets, end of period	$25,068,489	$8,045,732	$8,784,156	$4,886,064	$—

(2)  On April 26, 2024, the American Century VP Disciplined Core Value Fund merged into Lincoln LVIP American Century Disciplined Core Value Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS PY

DECEMBER 31, 2024

	American Century VP Inflation Protection Portfolio (3)	American Century VP Inflation Protection Portfolio II (3)	American Century VP International Portfolio (4)	American Century VP Ultra Portfolio (5)	American Century VP Value Portfolio (6)
Net investment gain (loss)	$2,726	$423	$34,984	$(646)	$41,007

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	23,012	451,970

Net realized (loss) gain from shares sold	(132,843)	(4,035)	(27,728)	35,919	1,085,807

Net unrealized appreciation (depreciation) on investments	111,091	1,865	94,138	(39,709)	(1,358,190)

Net realized and unrealized (loss) gain on investments	(21,752)	(2,170)	66,410	19,222	179,587

Decrease (increase) in net assets resulting from operations	(19,026)	(1,747)	101,394	18,576	220,594

Accumulation unit transactions:
Participant deposits	19,000	—	56,901	1,717	76,825
Transfers between investment sub-accounts and general account, net	(2,333)	—	(57,997)	46,063	(719)
Transfers between investment subaccounts, net	(1,043,236)	(99,542)	(4,790,834)	(305,429)	(9,235,921)
Net surrenders and lapses	(13,479)	—	(10,555)	—	(115,103)
Contract benefits	(1,932)	—	—	—	(6,398)
Loan collateral interest received	795	—	2,295	778	9,755
Transfers for policy loans	(1,102)	—	(8,469)	(802)	(38,499)
Contract charges	(18,253)	(355)	(49,891)	(3,295)	(89,653)
Other	1,633	1	7,113	3,058	13,122

Total net accumulation unit transactions	(1,058,907)	(99,896)	(4,851,437)	(257,910)	(9,386,591)

Decrease in net assets	(1,077,933)	(101,643)	(4,750,043)	(239,334)	(9,165,997)

Net assets, beginning of period	$1,077,933	$101,643	$4,750,043	$239,334	$9,165,997

Net assets, end of period	$—	$—	$—	$—	$—

(3)  On April 26, 2024, the American Century VP Inflation Protection Portfolio I and American Century VP Inflation Protection Portfolio II merged into Lincoln LVIP American Century Inflation Protection Fund.

(4)  On April 26, 2024, the American Century VP International Portfolio merged into Lincoln LVIP American Century International Fund.

(5)  On April 26, 2024, the American Century VP Ultra Portfolio merged into Lincoln LVIP American Century Ultra Fund.

(6)  On April 26, 2024, the American Century VP Value Portfolio merged into Lincoln LVIP American Century Value Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS PY

DECEMBER 31, 2024

	BNY Mellon Appreciation Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	BNY Mellon VIF Small Cap Portfolio (7)	DWS CROCI® US VIP (8)	DWS Equity 500 Index VIP Fund
Net investment (loss) gain	$(3,828)	$(1,596)	$(555)	$2,984	$21,144

Realized and unrealized gain (loss) on investments
Capital gains distributions	65,790	2,661	—	—	107,120

Net realized (loss) gain from shares sold	(6,599)	8,260	(4,574)	71,466	(86)

Net unrealized appreciation (depreciation) on investments	46,997	78,599	14,812	(42,028)	271,927

Net realized and unrealized gain on investments	106,188	89,520	10,238	29,438	378,961

Increase in net assets resulting from operations	102,360	87,924	9,683	32,422	400,105

Accumulation unit transactions:
Participant deposits	39,394	12,164	13,892	2,661	10,488
Transfers between investment sub-accounts and general account, net	(1,001)	—	—	(338)	—
Transfers between investment subaccounts, net	831	(7,165)	9,379	(392,913)	(3,343)
Net surrenders and lapses	(25,543)	(387)	(4,561)	(2,858)	—
Contract benefits	—	(2,058)	—	—	—
Loan collateral interest received	4,030	2,486	309	149	3,174
Transfers for policy loans	(12,143)	(2,947)	(10,665)	(159)	18,688
Contract charges	(31,423)	(17,327)	(7,204)	(3,477)	(12,673)
Other	4,626	2,136	1,180	832	261

Total net accumulation unit transactions	(21,229)	(13,098)	2,330	(396,103)	16,595

Increase (decrease) in net assets	81,131	74,826	12,013	(363,681)	416,700

Net assets, beginning of period	$874,405	$373,358	$235,305	$363,681	$1,619,615

Net assets, end of period	$955,536	$448,184	$247,318	$—	$2,036,315

(7) On December 31, 2025, the BNY Mellon Opportunistic Small Cap Portfolio was renamed to the BNY Mellon VIF Small Cap Portfolio.

(8)  On June 17, 2024, the DWS CROCI® US VIP was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS PY

DECEMBER 31, 2024

	DWS Small Cap Index Fund	DWS Small Mid Cap Value Portfolio	Fidelity VIP Contrafund Class 2 Portfolio	Fidelity VIP Equity Income Portfolio	Fidelity VIP Government Money Market Portfolio
Net investment gain (loss)	$6,131	$1,051	$(139,437)	$114,688	$450,173

Realized and unrealized gain (loss) on investments
Capital gains distributions	30,053	121,952	2,724,717	759,298	—

Net realized (loss) gain from shares sold	(14,155)	(11,849)	907,964	166,176	—

Net unrealized appreciation on investments	75,668	12,722	2,768,803	684,607	—

Net realized and unrealized gain on investments	91,566	122,825	6,401,484	1,610,081	—

Increase in net assets resulting from operations	97,697	123,876	6,262,047	1,724,769	450,173

Accumulation unit transactions:
Participant deposits	20,490	100,550	469,580	307,017	659,582
Transfers between investment sub-accounts and general account, net	—	(928)	(21,484)	32,263	(150,880)
Transfers between investment subaccounts, net	(145,187)	25,359	(579,474)	62,905	(452,425)
Net surrenders and lapses	(9,753)	(68,133)	(721,490)	(479,807)	(1,225,818)
Contract benefits	—	(336)	(281,504)	(50,024)	(1,893)
Loan collateral interest received	5,254	8,246	108,957	53,460	48,898
Transfers for policy loans	(4,943)	(31,932)	(151,277)	(76,852)	(79,616)
Contract charges	(16,284)	(84,979)	(720,821)	(392,098)	(1,150,644)
Other	3,364	11,060	101,775	64,552	41,640

Total net accumulation unit transactions	(147,059)	(41,093)	(1,795,738)	(478,584)	(2,311,156)

(Decrease) increase in net assets	(49,362)	82,783	4,466,309	1,246,185	(1,860,983)

Net assets, beginning of period	$1,039,269	$2,467,672	$19,669,387	$12,014,477	$11,453,121

Net assets, end of period	$989,907	$2,550,455	$24,135,696	$13,260,662	$9,592,138

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS PY

DECEMBER 31, 2024

	Fidelity VIP Growth Portfolio	Fidelity VIP High Income Portfolio	Fidelity VIP Index 500 II Portfolio	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Mid Cap Class 2 Portfolio
Net investment (loss) gain	$(279,332)	$241,937	$438,316	$261,697	$(13,336)

Realized and unrealized gain (loss) on investments
Capital gains distributions	7,191,455	—	50,291	—	677,123

Net realized gain (loss) from shares sold	1,633,254	(75,428)	3,301,101	(55,010)	154,168

Net unrealized (depreciation) appreciation on investments	(338,531)	183,907	13,425,186	(196,208)	(20,791)

Net realized and unrealized gain (loss) on investments	8,486,178	108,479	16,776,578	(251,218)	810,500

Increase in net assets resulting from operations	8,206,846	350,416	17,214,894	10,479	797,164

Accumulation unit transactions:
Participant deposits	525,673	159,243	1,495,896	395,595	163,200
Transfers between investment sub-accounts and general account, net	(17,021)	(55,065)	(19,813)	(6,463)	(57,290)
Transfers between investment subaccounts, net	(706,994)	239,856	(237,367)	3,932,141	(24,641)
Net surrenders and lapses	(1,349,877)	(205,581)	(1,766,769)	(110,007)	(235,127)
Contract benefits	(187,788)	(9,583)	(185,777)	(16,535)	(8,775)
Loan collateral interest received	148,796	30,721	341,732	42,342	23,691
Transfers for policy loans	(349,335)	(71,118)	(834,825)	(67,314)	(39,472)
Contract charges	(906,850)	(167,944)	(2,162,832)	(365,276)	(158,526)
Other	171,747	21,411	376,991	27,716	24,143

Total net accumulation unit transactions	(2,671,649)	(58,060)	(2,992,764)	3,832,199	(312,797)

Increase in net assets	5,535,197	292,356	14,222,130	3,842,678	484,367

Net assets, beginning of period	$28,669,774	$4,365,975	$72,775,026	$5,554,945	$4,946,443

Net assets, end of period	$34,204,971	$4,658,331	$86,997,156	$9,397,623	$5,430,810

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS PY

DECEMBER 31, 2024

	Fidelity VIP Overseas Portfolio	Fidelity VIP Value Strategies Portfolio	Franklin Templeton VIP Foreign Securities	Franklin Templeton VIP Global Real Estate	Franklin Templeton VIP Mutual Global Discovery Securities
Net investment gain	$109,941	$2,286	$29,608	$9,163	$3,930

Realized and unrealized gain (loss) on investments
Capital gains distributions	544,031	94,834	—	—	25,988

Net realized gain (loss) from shares sold	468,934	9,909	12,060	(10,561)	2,566

Net unrealized depreciation on investments	(587,521)	(50,964)	(71,292)	(7,563)	(17,932)

Net realized and unrealized gain (loss) on investments	425,444	53,779	(59,232)	(18,124)	10,622

Increase (decrease) in net assets resulting from operations	535,385	56,065	(29,624)	(8,961)	14,552

Accumulation unit transactions:
Participant deposits	319,125	20,500	69,988	46,345	9,838
Transfers between investment sub-accounts and general account, net	(45,665)	—	46,488	(500)	(4,200)
Transfers between investment subaccounts, net	(607,117)	23,774	88,932	35,482	7,307
Net surrenders and lapses	(407,907)	—	(69,119)	(19,863)	(143)
Contract benefits	(35,462)	—	(1,223)	(1,311)	—
Loan collateral interest received	67,940	650	12,236	5,118	938
Transfers for policy loans	(82,440)	(3,415)	(13,551)	(6,444)	(624)
Contract charges	(357,891)	(29,288)	(57,799)	(44,768)	(14,223)
Other	46,958	3,033	8,129	4,510	1,711

Total net accumulation unit transactions	(1,102,459)	15,254	84,081	18,569	604

(Decrease) increase in net assets	(567,074)	71,319	54,457	9,608	15,156

Net assets, beginning of period	$12,089,547	$604,477	$1,729,912	$953,628	$351,880

Net assets, end of period	$11,522,473	$675,796	$1,784,369	$963,236	$367,036

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS PY

DECEMBER 31, 2024

	Franklin Templeton VIP Mutual Shares Securities	Franklin Templeton VIP Small Cap Value	Franklin Templeton VIP Small- Midcap Growth II	Franklin Templeton VIP US Government	Invesco I.O.V.I Conservative Balanced Fund (9)
Net investment gain (loss)	$10,482	$2,068	$(2,504)	$7,789	$3,730

Realized and unrealized gain (loss) on investments
Capital gains distributions	16,886	24,917	—	—	—

Net realized loss from shares sold	(7,867)	(22,574)	(11,603)	(9,169)	(8,923)

Net unrealized appreciation on investments	60,101	109,788	52,898	3,995	8,109

Net realized and unrealized gain (loss) on investments	69,120	112,131	41,295	(5,174)	(814)

Increase in net assets resulting from operations	79,602	114,199	38,791	2,615	2,916

Accumulation unit transactions:
Participant deposits	24,922	43,274	19,460	28,592	542
Transfers between investment sub-accounts and general account, net	—	—	—	(447)	—
Transfers between investment subaccounts, net	(6,746)	10,749	(9,187)	20,364	(149,087)
Net surrenders and lapses	(10,260)	(19,564)	(22,704)	(3,849)	—
Contract benefits	(85)	—	—	—	—
Loan collateral interest received	2,564	3,582	2,765	1,341	—
Transfers for policy loans	(3,105)	(23,889)	(8,254)	(1,436)	—
Contract charges	(29,699)	(45,409)	(13,867)	(44,581)	(1,796)
Other	3,633	4,725	1,468	1,342	236

Total net accumulation unit transactions	(18,776)	(26,532)	(30,319)	1,326	(150,105)

Increase (decrease) in net assets	60,826	87,667	8,472	3,941	(147,189)

Net assets, beginning of period	$760,183	$1,020,443	$360,931	$308,637	$147,189

Net assets, end of period	$821,009	$1,108,110	$369,403	$312,578	$—

(9)  On April 26, 2024, the Invesco I.O.V.I Conservative Balanced Fund merged into Invesco V.I. Equity and Income Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS PY

DECEMBER 31, 2024

	Invesco I.O.V.I Global Strategic Income Fund	Invesco I.O.V.I Main Street Small Cap Fund	Invesco V.I. Equity and Income Fund (9)	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Health Care Fund
Net investment gain (loss)	$5,910	$(439)	$1,823	$(9,656)	$(25,322)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	2,328	6,954	—	—

Net realized (loss) gain from shares sold	(2,678)	3,723	134	(1,795)	12,263

Net unrealized appreciation on investments	2,582	1,081	2,367	232,067	103,751

Net realized and unrealized (loss) gain on investments	(96)	7,132	9,455	230,272	116,014

Increase in net assets resulting from operations	5,814	6,693	11,278	220,616	90,692

Accumulation unit transactions:
Participant deposits	10,460	4,036	1,866	32,306	89,925
Transfers between investment sub-accounts and general account, net	(4,175)	—	—	(776)	(377)
Transfers between investment subaccounts, net	20,564	5,429	172,875	(22,331)	41,089
Net surrenders and lapses	(4,938)	—	—	(57,320)	(67,021)
Contract benefits	—	—	—	—	(727)
Loan collateral interest received	6,144	1,624	19	8,136	15,115
Transfers for policy loans	(5,915)	715	(19)	(16,607)	(24,245)
Contract charges	(17,505)	(4,416)	(4,104)	(37,984)	(104,037)
Other	1,348	(3,157)	549	5,067	15,343

Total net accumulation unit transactions	5,983	4,231	171,186	(89,509)	(34,935)

Increase in net assets	11,797	10,924	182,464	131,107	55,757

Net assets, beginning of period	$295,745	$52,573	$—	$991,198	$2,719,056

Net assets, end of period	$307,542	$63,497	$182,464	$1,122,305	$2,774,813

(9)  On April 26, 2024, the Invesco I.O.V.I Conservative Balanced Fund merged into Invesco V.I. Equity and Income Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS PY

DECEMBER 31, 2024

	Invesco V.I. Technology Fund	LVIP American Century Disciplined Core Value Fund (2)	LVIP American Century Inflation Protection Fund (3)	LVIP American Century International Fund (4)	LVIP American Century Ultra Fund (5)
Net investment (loss) gain	$(26,741)	$15,039	$35,036	$6,666	$(1,606)

Realized and unrealized gain (loss) on investments
Capital gains distributions	138,828	—	—	—	3,886

Net realized (loss) gain from shares sold	(59,338)	15,243	2,471	9,489	2,889

Net unrealized appreciation (depreciation) on investments	846,462	214,210	(3,743)	(34,970)	52,904

Net realized and unrealized gain (loss) on investments	925,952	229,453	(1,272)	(25,481)	59,679

Increase (decrease) in net assets resulting from operations	899,211	244,492	33,764	(18,815)	58,073

Accumulation unit transactions:
Participant deposits	70,936	85,612	46,862	114,620	5,599
Transfers between investment sub-accounts and general account, net	91,742	(15,686)	(1,399)	(373)	—
Transfers between investment subaccounts, net	(92,774)	4,114,020	1,159,678	5,015,293	295,667
Net surrenders and lapses	(104,087)	(131,296)	(19,941)	(78,590)	—
Contract benefits	—	(38,718)	—	(679)	—
Loan collateral interest received	10,294	8,298	5,206	19,031	396
Transfers for policy loans	(64,887)	(28,353)	(7,928)	(44,109)	(444)
Contract charges	(90,906)	(100,472)	(41,773)	(100,858)	(7,692)
Other	23,186	14,148	3,658	14,872	1,130

Total net accumulation unit transactions	(156,496)	3,907,553	1,144,363	4,939,207	294,656

Increase in net assets	742,715	4,152,045	1,178,127	4,920,392	352,729

Net assets, beginning of period	$2,753,970	$—	$—	$—	$—

Net assets, end of period	$3,496,685	$4,152,045	$1,178,127	$4,920,392	$352,729

(2)  On April 26, 2024, the American Century VP Disciplined Core Value Fund merged into Lincoln LVIP American Century Disciplined Core Value Fund.

(3)  On April 26, 2024, the American Century VP Inflation Protection Portfolio I and American Century VP Inflation Protection Portfolio II merged into Lincoln LVIP American Century Inflation Protection Fund.

(4)  On April 26, 2024, the American Century VP International Portfolio merged into Lincoln LVIP American Century International Fund.

(5)  On April 26, 2024, the American Century VP Ultra Portfolio merged into Lincoln LVIP American Century Ultra Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS PY

DECEMBER 31, 2024

	LVIP American Century Value Fund (6)	LVIP JPMorgan Small Cap Core Fund - Standard Class	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF U.S. Real Estate Portfolio (10)	Neuberger Berman Quality Equity Portfolio Class I (11)
Net investment gain (loss)	$164,250	$367	$11,467	$2,099	$(16,519)

Realized and unrealized gain (loss) on investments
Capital gains distributions	87,415	21,942	—	—	152,629

Net realized gain (loss) from shares sold	32,933	34,005	(45,921)	15,814	126,371

Net unrealized appreciation (depreciation) on investments	284,452	93,298	99,229	(6,079)	430,122

Net realized and unrealized gain on investments	404,800	149,245	53,308	9,735	709,122

Increase in net assets resulting from operations	569,050	149,612	64,775	11,834	692,603

Accumulation unit transactions:
Participant deposits	158,300	39,979	6,077	—	67,677
Transfers between investment sub-accounts and general account, net	(17,106)	—	—	—	(15,792)
Transfers between investment subaccounts, net	9,391,190	10,669	(345,817)	(88,932)	(69,915)
Net surrenders and lapses	(370,065)	(86,810)	(21,014)	—	(111,308)
Contract benefits	(2,562)	—	—	—	—
Loan collateral interest received	15,987	6,532	113	—	6,293
Transfers for policy loans	(37,489)	(21,811)	(120)	—	(71,876)
Contract charges	(187,509)	(66,951)	(8,036)	(206)	(91,663)
Other	29,332	3,750	(8)	(1)	13,493

Total net accumulation unit transactions	8,980,078	(114,642)	(368,805)	(89,139)	(273,091)

Increase (decrease) in net assets	9,549,128	34,970	(304,030)	(77,305)	419,512

Net assets, beginning of period	$—	$1,403,651	$813,109	$77,305	$2,839,426

Net assets, end of period	$9,549,128	$1,438,621	$509,079	$—	$3,258,938

(6)	On April 26, 2024, the American Century VP Value Portfolio merged into Lincoln LVIP American Century Value Fund.
(10)	On December 6, 2024, the Morgan Stanley VIF U.S. Real Estate Portfolio was liquidated.
(11)	On July 28, 2025, the Neuberger Berman Trust Sustainable Equity Portfolio was renamed to the Neuberger Berman Quality Equity Portfolio Class I.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS PY

DECEMBER 31, 2024

	Neuberger Berman Trust Mid Cap Growth Class S	Neuberger Berman Trust Mid Cap Growth Portfolio	Neuberger Berman Trust Short Duration Bond Portfolio	T Rowe Price Blue Chip Growth Portfolio	T Rowe Price Equity Income Portfolio
Net investment (loss) gain	$(5,203)	$(5,121)	$114,308	$(25,812)	$44,658

Realized and unrealized gain (loss) on investments
Capital gains distributions	47,568	41,667	—	154,348	342,237

Net realized gain (loss) from shares sold	11,683	32,651	(19,814)	319,434	2,140

Net unrealized appreciation on investments	96,797	84,620	26,660	527,162	119,855

Net realized and unrealized gain on investments	156,048	158,938	6,846	1,000,944	464,232

Increase in net assets resulting from operations	150,845	153,817	121,154	975,132	508,890

Accumulation unit transactions:
Participant deposits	23,055	26,096	94,642	120,820	171,979
Transfers between investment sub-accounts and general account, net	(437)	(61,639)	(3,200)	89,148	(38,260)
Transfers between investment subaccounts, net	(31,298)	(26,807)	125,507	(228,994)	(55,620)
Net surrenders and lapses	(23,236)	(14,644)	(88,376)	(248,388)	(74,035)
Contract benefits	—	—	(3,868)	(11,687)	(935)
Loan collateral interest received	2,806	2,096	17,778	10,999	25,837
Transfers for policy loans	(2,462)	(9,644)	(30,190)	(32,934)	(57,283)
Contract charges	(19,948)	(17,044)	(113,942)	(105,326)	(193,986)
Other	3,643	2,490	11,531	23,516	25,611

Total net accumulation unit transactions	(47,877)	(99,096)	9,882	(382,846)	(196,692)

Increase in net assets	102,968	54,721	131,036	592,286	312,198

Net assets, beginning of period	$670,316	$709,968	$2,308,820	$2,963,402	$4,922,856

Net assets, end of period	$773,284	$764,689	$2,439,856	$3,555,688	$5,235,054

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS PY

DECEMBER 31, 2024

	T Rowe Price Health Sciences Portfolio	T Rowe Price Moderate Allocation	Touchstone TVST Balanced	Touchstone TVST Bond	Touchstone TVST Common Stock
Net investment (loss) gain	$(22,146)	$21,503	$73,152	$260,003	$(54,457)

Realized and unrealized gain (loss) on investments
Capital gains distributions	230,635	42,241	—	—	3,202,903

Net realized gain (loss) from shares sold	60,280	(660)	(65,353)	(46,685)	1,463,597

Net unrealized (depreciation) appreciation on investments	(251,439)	67,553	835,525	(133,230)	3,652,630

Net realized and unrealized gain (loss) on investments	39,476	109,134	770,172	(179,915)	8,319,130

Increase in net assets resulting from operations	17,330	130,637	843,324	80,088	8,264,673

Accumulation unit transactions:
Participant deposits	79,809	52,408	198,755	234,992	1,120,758
Transfers between investment sub-accounts and general account, net	(1,608)	(18,925)	(1,556)	(58,155)	(389,741)
Transfers between investment subaccounts, net	23,990	5,310	438,998	299,080	797,484
Net surrenders and lapses	(57,114)	—	(124,447)	(340,641)	(2,070,845)
Contract benefits	(990)	—	(67,072)	(18,290)	(331,893)
Loan collateral interest received	6,754	10	19,904	39,396	174,630
Transfers for policy loans	(17,992)	287	(162,535)	44,700	(367,415)
Contract charges	(91,820)	(49,645)	(264,114)	(275,665)	(1,467,475)
Other	12,152	7,333	29,891	28,207	187,743

Total net accumulation unit transactions	(46,819)	(3,222)	67,824	(46,376)	(2,346,754)

(Decrease) increase in net assets	(29,489)	127,415	911,148	33,712	5,917,919

Net assets, beginning of period	$2,487,974	$1,413,704	$6,665,806	$5,629,190	$40,835,874

Net assets, end of period	$2,458,485	$1,541,119	$7,576,954	$5,662,902	$46,753,793

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS PY

DECEMBER 31, 2024

	Touchstone TVST Small Company	Van Eck VIPT Emerging Markets	Van Eck VIPT Global Resources Fund	Van Eck VIPT Unconstrained Emerging Markets
Net investment (loss) gain	$(111,353)	$18,394	$24,755	$63,954

Realized and unrealized gain (loss) on investments
Capital gains distributions	1,031,290	—	—	—

Net realized (loss) gain from shares sold	(58,551)	(28,569)	18,048	(9,697)

Net unrealized appreciation (depreciation) on investments	2,795,776	18,220	(94,524)	(35,185)

Net realized and unrealized gain (loss) on investments	3,768,515	(10,349)	(76,476)	(44,882)

Increase (decrease) in net assets resulting from operations	3,657,162	8,045	(51,721)	19,072

Accumulation unit transactions:
Participant deposits	887,366	60,313	58,889	37,418
Transfers between investment sub-accounts and general account, net	(53,711)	24,336	(23,187)	(28,021)
Transfers between investment subaccounts, net	35,430	93,617	132,228	16,592
Net surrenders and lapses	(1,458,733)	(23,576)	(25,842)	(20,829)
Contract benefits	(89,205)	(268)	(270)	—
Loan collateral interest received	126,399	7,260	4,785	8,124
Transfers for policy loans	(160,408)	(19,040)	(15,423)	(12,943)
Contract charges	(1,111,407)	(65,156)	(70,289)	(55,137)
Other	131,171	7,808	6,363	4,915

Total net accumulation unit transactions	(1,693,098)	85,294	67,254	(49,881)

Increase (decrease) in net assets	1,964,064	93,339	15,533	(30,809)

Net assets, beginning of period	$29,026,080	$1,700,629	$1,317,392	$1,011,315

Net assets, end of period	$30,990,144	$1,793,968	$1,332,925	$980,506

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 1 – NATURE OF OPERATIONS

National Variable Life Insurance Account (the “Variable” Account) began operations on March 11, 1996 and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of National Life Insurance Company (“National Life”). The Variable Account was established by National Life as a separate investment account to invest the net premiums received from the sale of certain variable life insurance products. Equity Services, Inc., a controlled affiliate of National Life, is the principal underwriter for the variable life insurance policies issued by National Life.

National Life maintains four products within the Variable Account. The VariTrak product was established on March 11, 1996 and is used exclusively for National Life’s flexible premium variable universal life insurance products known collectively as VariTrak. On May 1, 1998, National Life established the Estate Provider product to be used exclusively for National Life’s flexible premium variable universal life insurance products known collectively as Estate Provider. On February 12, 1999, National Life established the Benefit Provider product to be used exclusively for National Life’s flexible premium variable universal life insurance products known collectively as Benefit Provider. On December 23, 2008, National Life established the Investor Select product to be used exclusively for National Life’s flexible premium variable universal life insurance products known collectively as Investor Select. Effective January 1, 2009, National Life no longer offers new issues of VariTrak, Estate Provider, Investor Select and Benefit Provider products.

The Company's variable life insurance products provide life insurance protection while allowing policyholders the ability to accumulate value through a variety of investment options. These products include a death benefit payable to designated beneficiaries, subject to policy terms. The Company no longer issues these products, and they are not available to new purchasers.

The Variable Account invests the accumulated policyholder policy values in shares of mutual fund portfolios within AB VPS, Alger, Allspring VT, BNY Mellon, DWS, Fidelity VIP, Franklin Templeton VIP, Invesco I.O.V.I., Invesco V.I., Lincoln LVIP American Century, Lincoln LVIP JPMorgan, Morgan Stanley Variable Insurance Fund, Neuberger Berman Trust,T. Rowe Price, Touchstone TVST, and Van Eck VIPT. Net premiums received by the Variable Account are deposited in the portfolios as designated by the policyholder. Policyholders may also direct the allocations of their policy value to a declared interest account (within the General Account of National Life) and may transfer policy value between the portfolios within the Variable Account and the declared interest account.

There are 59 active sub-accounts within the Variable Account as of December 31, 2025. Each sub-account, which invests exclusively in the shares of the corresponding portfolio, comprises the accumulated policyholder policy values of the underlying variable universal life insurance policies investing in the sub-account. The portfolios consist of the following:

AB VPS Discovery Value Portfolio Class A	Franklin Templeton VIP US Government
AB VPS International Value Fund	Invesco I.O.V.I Global Strategic Income Fund
AB VPS Relative Value Portfolio	Invesco I.O.V.I Main Street Small Cap Fund
Alger Capital Appreciation Fund	Invesco V.I. Discovery Mid Cap Growth Fund
Alger Large Cap Growth Fund	Invesco V.I. Health Care Fund
Alger Small Cap Growth Fund	Invesco V.I . Equity and Income Fund
Allspring VT Discovery SMID Cap Growth Fund	Invesco V.I. Technology Fund
Allspring VT Opportunity Fund	LVIP American Century Disciplined Core Value Fund
BNY Mellon Appreciation Portfolio	LVIP American Century Inflation Protection Fund
BNY Mellon VIF Small Cap Portfolio	LVIP American Century International Fund
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	LVIP American Century Ultra Fund
DWS Equity 500 Index VIP Fund	LVIP American Century Value Fund

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

DWS Small Cap Index Fund	LVIP JPMorgan Small Cap Core Fund - Standard Class
DWS Small Mid Cap Value Portfolio	Morgan Stanley VIF Emerging Markets Equity Portfolio
Fidelity VIP Contrafund Class 2 Portfolio	Neuberger Berman Trust Mid Cap Growth Class S
Fidelity VIP Equity Income Portfolio	Neuberger Berman Trust Mid Cap Growth Portfolio
Fidelity VIP Government Money Market Portfolio	Neuberger Berman Trust Short Duration Bond Portfolio
Fidelity VIP Growth Portfolio	Neuberger Berman Quality Equity Portfolio Class I
Fidelity VIP High Income Portfolio	T Rowe Price Blue Chip Growth Portfolio
Fidelity VIP Index 500 II Portfolio	T Rowe Price Equity Income Portfolio
Fidelity VIP Investment Grade Bond Portfolio	T Rowe Price Health Sciences Portfolio
Fidelity VIP Mid Cap Class 2 Portfolio	T Rowe Price Moderate Allocation
Fidelity VIP Overseas Portfolio	Touchstone TVST Balanced
Fidelity VIP Value Strategies Portfolio	Touchstone TVST Bond
Franklin Templeton VIP Foreign Securities	Touchstone TVST Common Stock
Franklin Templeton VIP Global Real Estate	Touchstone TVST Small Company
Franklin Templeton VIP Mutual Global Discovery Securities	Van Eck VIPT Emerging Markets
Franklin Templeton VIP Mutual Shares Securities	Van Eck VIPT Global Resources Fund
Franklin Templeton VIP Small Cap Value	Van Eck VIPT Unconstrained Emerging Markets
Franklin Templeton VIP Small-Midcap Growth II

The assets of each portfolio are held separate from the assets of the other portfolios and each has different investment objectives and policies. Each portfolio operates separately and the gains or losses in one portfolio have no effect on the investment performance of the other portfolios.

On July 28, 2025, the Neuberger Berman Trust Sustainable Equity Portfolio was renamed to the Neuberger Berman Quality Equity Portfolio Class I. On December 31, 2025, the BNY Mellon Opportunistic Small Cap Portfolio was renamed to the BNY Mellon VIF Small Cap Portfolio.

On April 16, 2024, the AB VPS Sustainable International Thematic Portfolio was liquidated. On April 26, 2024, the Invesco I.O. V.I. Conservative Balanced Fund was merged into Invesco V.I. Equity and Income Fund. On April 26, 2024, the American Century VP Disciplined Core Value Fund was merged into Lincoln LVIP American Century Disciplined Core Value Fund. On April 26, 2024, the American Century VP Inflation Protection I Portfolio and American Century VP Inflation Protection Portfolio II merged into Lincoln LVIP American Century Inflation Protection Fund. On April 26, 2024, the American Century VP International Portfolio merged into Lincoln LVIP American Century International Fund. On April 26, 2024, the American Century VP Ultra Fund was merged into Lincoln LVIP American Century Ultra Fund. On April 26, 2024, the American Century VP Value Fund was merged into Lincoln LVIP American Century Value Fund. On June 17, 2024, the DWS CROCI U.S. VIP Fund was liquidated. On December 6, 2024, the Morgan Stanley VIF U.S. Real Estate Portfolio was liquidated.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed in the preparation of the Variable Account’s financial statements:

Investment Valuation

The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 – inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 – inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 – inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2025, none of the Variable Account investments are considered Level 3.

The Variable Account invests in registered mutual funds managed by unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values as provided by the fund manager. The Fair Value Hierarchy level of the Variable Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. National Life's management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported.

Investments in the portfolios are valued at the closing net asset value per share as determined by each portfolio’s administrator, and are classified under Level 1 of the three-tier hierarchy established in Accounting Standards Codification (“ASC”) 820 – Fair Value Measurement. During 2025, there were no transfers between levels. The change in the difference between cost and market value during 2025, is reflected as unrealized appreciation (depreciation) in the Statements of Operations.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment Transactions

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold was determined using the first in, first out method.

Loans

Policyholders may obtain loans after the first policy year as outlined in the variable life insurance policy and variable universal life insurance policy. At the time a loan is granted, accumulated value equal to the amount of the loan is designated as collateral and transferred from the Variable Account to the General Account of National Life. Interest is credited by National Life at predetermined rates on collateral held in the General Account. This interest is periodically transferred to the Variable Account.

Policyholder Transactions

Policyholders may allocate amounts in their policy value to the Variable Account and to the guaranteed interest account of National Life’s General Account. Participant deposits are reduced by applicable deductions, charges and state premium taxes. Transfers between the Variable Account and the guaranteed interest account, net, are amounts that policyholders have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account.

Surrenders, lapses and contract benefits are payments to policyholders and beneficiaries made under the terms of the policies and amounts that policyholders have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in transfers for policy benefits and terminations. Included in policy charges are administrative, cost of insurance, and other variable charges deducted monthly from the policies. Other policyholder transactions represent miscellaneous items not separately presented, which may include amounts such as bonus interest, settlement related market adjustments, and other de minimis policyholder activity.

Federal Income Taxes

The operations of the Variable Account are part of and taxed with, the total operations of National Life, under Subchapter L of the Internal Revenue Code (IRC). Under the current provisions of the IRC, National Life does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Variable Account. Based on this, no Federal income tax provision is required. National Life will review periodically the status of this policy in the event of changes in the tax law.

Subsequent Events

National Life considers events occurring after the balance sheet date through the date of this report to be subsequent events requiring disclosure.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 3 – CHARGES AND EXPENSES

The following tables describe the fees and expenses assessed when buying, owning and surrendering a Policy within each product of the Variable Account. Such charges reimburse National Life for the insurance, other benefits provided, policy administration and its assumption of mortality and expense risks. The mortality risk assumed is that the insured under the policies may die sooner than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies may exceed expected levels.

Charges and Deductions – VariTrak Product
Description of Charge	When Charge is Deducted	Amount Deducted	How Deducted
Premium Tax Charge	Upon receipt of premium payment	3.25% of each premium payment (2.0% for qualified employee benefit plans)	Deducted from Premium Payment
Surrender Charge	Upon surrender or lapse of the Policy during the first 15 Policy Years, or 15 Policy Years following an increase in Face Amount	$0 - $2 per $1000 of initial or increased Face Amount	Deducted from Accumulated Value upon Surrender or Lapse
Deferred Sales Charge	Upon surrender or lapse of the Policy during the first 15 Policy Years or following an increase in Face Amount	$1.10 to $37.75 per $1000 of initial or increased Face Amount	Deducted from Accumulated Value upon Surrender or Lapse
Withdrawal Fees	Upon making a withdrawal	Lesser of 2% of amount withdrawn or $25	Deducted from Withdrawal Amount
Transfer Fees	Upon making a transfer	$25 per transfer in excess of 5 transfers in any one Policy Year	Deducted from Transfer Amount
Loan Interest Spread	At the end of each Policy Year, or upon death, surrender, or lapse, if earlier	1.3% - 2% annually of amount held as Collateral	Unit Liquidation from Policy Value
Projection Report Charge	At the time Report is requested	$25 maximum in New York, no maximum elsewhere	Unit Liquidation from Policy Value
Cost of Insurance	On the Date of Issue of the Policy and on each Monthly Policy Date	Varies based on age of Insured and Duration of Policy	Unit liquidation from Policy Value
Mortality and Expense Risk Fees	Deducted Daily	Annual rate of 0.90% of the average daily net assets of each subaccount of the Variable Account	Deducted from sub-accounts as a Reduction in Unit Value
Administrative Fees	On the Date of Issue of the Policy and on each Monthly Policy Date	$7.50 per month, plus $0.07 per $1000 of Face Amount	Unit liquidation from Policy Value
Riders	On the Date of Issue of the Policy and on each Monthly Policy Date	Amount varies depending on the specifics of the Policy	Unit liquidation from Policy Value

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 3 – CHARGES AND EXPENSES

Charges and Deductions – Investor Select Product
Description of Charge	When Charge is Deducted	Amount Deducted	How Deducted
Premium Expense Charge	Upon receipt of Premium Payment	6.00% of each premium payment	Deducted from Premium Payment
Surrender Charge	Upon surrender or lapse of the Policy during the first 10 Policy Years or following an increase in Face Amount	Varies based on the characteristics of the insureds	Deducted from Accumulated Value upon Surrender or Lapse
Cost of Insurance Charge	On the Date of Issue of the Policy and on each Monthly Policy Date until the Insured reaches Attained Age 121	Varies based on Net amount at Risk, age of the insureds and other factors	Unit Liquidation from Policy Value
Policy Value Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	0.04% of Accumulated Value	Unit Liquidation from Policy Value
Policy Fee	On the Date of Issue of the Policy and on each Monthly Policy Date until the Insured reaches Attained Age 121	$7.50 per month	Unit Liquidation from Policy Value
Expense Charge	On the Date of Issue of the Policy and on each Monthly Policy Date during the first 10 Policy Years, and for 10 years, following an increase in the Face Amount	Varies based on the face amount of the policy at issue, age of the insureds and other factors	Unit Liquidation from Policy Value
Withdrawal Charge	Upon making a Withdrawal	$25 per withdrawal	Deducted from the Withdrawal amount
Transfer Charge	Upon making a Transfer	$25 per transfer	Deducted from the Transfer amount
Loan Interest Spread	At the end of each Policy Year, or upon death, surrender or lapse, if earlier	0% - 2% annually of amount held as Collateral	Unit Liquidation from Policy Value
Projection Report Charge	At the time Report is requested	$25 per report	Pro-Rata Unit Liquidation from Policy Value
Riders	On the Date of Issue of the Policy and on each Monthly Policy Date	Amount varies depending on the specifics of the Policy	Unit Liquidation from Policy Value

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 3 – CHARGES AND EXPENSES

Charges and Deductions – Estate Provider Product
Description of Charge	When Charge is Deducted	Amount Deducted	How Deducted
Premium Expense Charge	Upon receipt of Premium Payment	7.40% - 10.40% depending on Policy Year	Deducted from Premium Payment
Surrender Charge	Upon surrender or lapse before the end of Policy Year 10, or the ten years after an increase in the Basic Coverage	Based on Joint Age at issue or time of increase; Level up to 5 years, declines thereafter each month by 1/60 of initial surrender charge	Deducted from Accumulated Value upon Surrender or Lapse
Cost of Insurance Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	Varies based on Net amount at Risk, age of the insureds and other factors	Unit Liquidation from Policy Value
Variable Account Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	0.75% - 0.90% in Policy Years 1 - 10	Unit Liquidation from Policy Value
Administrative Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	$7.50 - $15.00 per month plus $0.08 to $0.09 per $1000 of basic coverage	Unit Liquidation from Policy Value
Withdrawal Charge	Upon making a Withdrawal	The lesser of 2% of the Withdrawal amount or $25	Deducted from the Withdrawal amount
Transfer Charge	Upon making a Transfer	$25 per transfer in excess of 12 transfers in any one Policy Year	Deducted from the Transfer amount
Loan Interest Spread	At the end of each Policy Year, or upon death, surrender or lapse, if earlier	1.3% - 2% annually of amount held as Collateral	Unit Liquidation from Policy Value
Projection Report Charge	At the time Report is requested	$25 maximum in New York, no maximum elsewhere	Pro-Rata Unit Liquidation from Policy Value
Riders	On the Date of Issue of the Policy and on each Monthly Policy Date	Amount varies depending on the specifics of the Policy	Unit Liquidation from Policy Value

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 3 – CHARGES AND EXPENSES

Charges and Deductions – Benefit Provider Product
Description of Charge	When Charge is Deducted	Amount Deducted	How Deducted
Distribution Charge	Upon receipt of Premium Payment	5% - 15% of Premiums paid during the Policy Year up to the Target Premium, plus 0.5% - 2.5% of Premiums paid in excess of the Target Premium, depending on the Policy Year	Deducted from Premium Payment
Premium Tax Charge	Upon receipt of Premium Payment	Amount varies by State, and may range from 2% to as high as 12% in certain jurisdictions in Kentucky	Deducted from Premium Payment
Cost of Insurance	On the Date of Issue of the Policy and on each Monthly Policy Date	Varies based on age of Insured and Duration of the Policy	Unit liquidation from Policy Value
Policy Administration Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	Currently $5.50 per month; Guaranteed not to exceed $8.00 per month	Unit liquidation from Policy Value
Underwriting Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	$1.67 per month in Policy Year 1, and $3.75 per month in Policy Years 2 – 5	Unit liquidation from Policy Value
Mortality and Expense Risk Charge	Deducted Daily	Annual rate of 0% - 0.22% of the average daily net assets of each sub-account of the Variable Account; Guaranteed not to exceed Annual rate of 0.60%	Deducted from sub-accounts as a reduction in Unit Value
Variable Account Administration Charge	Deducted Daily	Annual Rate of 0.10% during the first 20 Policy Years, and annual rate of 0.07% thereafter	Deducted from sub-accounts as a reduction in Unit Value
Transfer Charge	Upon making a Transfer	$25 per Transfer in excess of 12 transfers in any one Policy Year	Deducted from Transfer amount
Riders	On the Date of Issue of the Policy and on each Monthly Policy Date	Amount varies depending on the specifics of the Policy	Unit liquidation from Policy Value

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 4 – INVESTMENTS

The number of shares held and cost for each of the portfolios at December 31, 2025 are set forth below:

Portfolio	Shares	Cost
AB VPS Discovery Value Portfolio Class A	119,023	$1,938,174
AB VPS International Value Fund	166,565	$2,357,279
AB VPS Relative Value Portfolio	3,677	$109,415
Alger Capital Appreciation Fund	35,192	$3,336,433
Alger Large Cap Growth Fund	276,189	$20,198,565
Alger Small Cap Growth Fund	460,571	$10,403,941
Allspring VT Discovery SMID Cap Growth Fund	342,112	$8,811,471
Allspring VT Opportunity Fund	197,973	$4,954,021
BNY Mellon Appreciation Portfolio	27,508	$964,261
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	8,364	$330,470
BNY Mellon VIF Small Cap Portfolio (1)	6,056	$251,070
DWS Equity 500 Index VIP Fund	58,819	$1,579,164
DWS Small Cap Index Fund	70,309	$981,893
DWS Small Mid Cap Value Portfolio	205,001	$2,435,325
Fidelity VIP Contrafund Class 2 Portfolio	460,094	$20,084,614
Fidelity VIP Equity Income Portfolio	524,891	$12,356,807
Fidelity VIP Government Money Market Portfolio	8,783,514	$8,783,514
Fidelity VIP Growth Portfolio	377,617	$32,467,261
Fidelity VIP High Income Portfolio	1,034,722	$5,250,552
Fidelity VIP Index 500 II Portfolio	148,262	$38,871,002
Fidelity VIP Investment Grade Bond Portfolio	906,536	$10,849,123
Fidelity VIP Mid Cap Class 2 Portfolio	165,520	$5,988,281
Fidelity VIP Overseas Portfolio	481,639	$11,105,010
Fidelity VIP Value Strategies Portfolio	43,333	$642,835
Franklin Templeton VIP Foreign Securities	128,906	$1,733,028
Franklin Templeton VIP Global Real Estate	81,831	$1,115,988
Franklin Templeton VIP Mutual Global Discovery Securities	32,872	$614,053
Franklin Templeton VIP Mutual Shares Securities	56,334	$905,136
Franklin Templeton VIP Small Cap Value	87,405	$1,157,315
Franklin Templeton VIP Small-Midcap Growth II	22,779	$287,956
Franklin Templeton VIP US Government	29,901	$320,420
Invesco I.O.V.I Global Strategic Income Fund	69,975	$331,437
Invesco I.O.V.I Main Street Small Cap Fund	2,749	$77,803
Invesco V.I . Equity and Income Fund	24,479	$433,015
Invesco V.I. Discovery Mid Cap Growth Fund	18,477	$1,370,894
Invesco V.I. Health Care Fund	105,863	$2,962,929
Invesco V.I. Technology Fund	150,215	$2,990,973
LVIP American Century Disciplined Core Value Fund	475,253	$3,879,987
LVIP American Century Inflation Protection Fund	128,396	$1,184,705
LVIP American Century International Fund	455,330	$4,938,892

(1) On December 31, 2025, the BNY Mellon Opportunistic Small Cap Portfolio was renamed to the BNY Mellon VIF Small Cap Portfolio.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 4 – INVESTMENTS

Portfolio	Shares	Cost
LVIP American Century Ultra Fund	12,057	$317,221
LVIP American Century Value Fund	826,357	$9,965,611
LVIP JPMorgan Small Cap Core Fund - Standard Class	69,329	$1,290,896
Morgan Stanley VIF Emerging Markets Equity Portfolio	36,584	$456,174
Neuberger Berman Quality Equity Portfolio Class I (2)	82,325	$2,369,499
Neuberger Berman Trust Mid Cap Growth Class S	29,230	$734,790
Neuberger Berman Trust Mid Cap Growth Portfolio	25,113	$732,641
Neuberger Berman Trust Short Duration Bond Portfolio	261,597	$2,663,427
T Rowe Price Blue Chip Growth Portfolio	60,262	$2,555,744
T Rowe Price Equity Income Portfolio	206,496	$5,527,267
T Rowe Price Health Sciences Portfolio	53,872	$2,618,949
T Rowe Price Moderate Allocation	79,117	$1,642,590
Touchstone TVST Balanced	583,348	$7,056,526
Touchstone TVST Bond	673,487	$6,411,996
Touchstone TVST Common Stock	3,783,737	$39,235,770
Touchstone TVST Small Company	2,309,040	$31,662,235
Van Eck VIPT Emerging Markets	186,481	$2,114,633
Van Eck VIPT Global Resources Fund	51,150	$1,141,446
Van Eck VIPT Unconstrained Emerging Markets	128,904	$1,023,204

(2) On July 28, 2025, the Neuberger Berman Trust Sustainable Equity Portfolio was renamed to the Neuberger Berman Quality Equity Portfolio Class I.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 5 – PURCHASES AND SALES OF PORTFOLIO SHARES

Purchases and proceeds from sales of shares in the portfolios for the year ended December 31, 2025 are set forth below:

		Sales
Portfolio	Purchases	Proceeds
AB VPS Discovery Value Portfolio Class A	$508,856	$222,725
AB VPS International Value Fund	$290,671	$721,114
AB VPS Relative Value Portfolio	$31,758	$9,930
Alger Capital Appreciation Fund	$1,187,074	$1,126,173
Alger Large Cap Growth Fund	$4,826,180	$5,426,211
Alger Small Cap Growth Fund	$1,055,856	$936,257
Allspring VT Discovery SMID Cap Growth Fund	$584,554	$1,102,038
Allspring VT Opportunity Fund	$742,995	$347,735
BNY Mellon Appreciation Portfolio	$231,856	$202,798
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	$57,412	$45,432
BNY Mellon VIF Small Cap Portfolio (1)	$32,132	$16,753
DWS Equity 500 Index VIP Fund	$272,558	$511,159
DWS Small Cap Index Fund	$128,067	$117,016
DWS Small Mid Cap Value Portfolio	$622,429	$432,307
Fidelity VIP Contrafund Class 2 Portfolio	$5,250,275	$2,710,551
Fidelity VIP Equity Income Portfolio	$2,137,733	$1,356,176
Fidelity VIP Government Money Market Portfolio	$34,463,047	$35,271,671
Fidelity VIP Growth Portfolio	$6,087,291	$3,585,832
Fidelity VIP High Income Portfolio	$743,439	$504,723
Fidelity VIP Index 500 II Portfolio	$5,950,774	$8,862,928
Fidelity VIP Investment Grade Bond Portfolio	$1,565,786	$997,292
Fidelity VIP Mid Cap Class 2 Portfolio	$1,423,249	$640,616
Fidelity VIP Overseas Portfolio	$2,384,663	$1,634,292
Fidelity VIP Value Strategies Portfolio	$100,513	$105,419
Franklin Templeton VIP Foreign Securities	$345,229	$366,601
Franklin Templeton VIP Global Real Estate	$138,186	$95,125
Franklin Templeton VIP Mutual Global Discovery Securities	$347,414	$92,573
Franklin Templeton VIP Mutual Shares Securities	$155,850	$60,097
Franklin Templeton VIP Small Cap Value	$224,042	$101,055
Franklin Templeton VIP Small-Midcap Growth II	$165,709	$198,414
Franklin Templeton VIP US Government	$134,113	$135,609
Invesco I.O.V.I Global Strategic Income Fund	$58,307	$56,239
Invesco I.O.V.I Main Street Small Cap Fund	$60,063	$40,855
Invesco V.I . Equity and Income Fund	$289,385	$37,618
Invesco V.I. Discovery Mid Cap Growth Fund	$467,836	$139,976
Invesco V.I. Health Care Fund	$456,465	$370,009
Invesco V.I. Technology Fund	$656,388	$560,396
LVIP American Century Disciplined Core Value Fund	$315,210	$392,973
LVIP American Century Inflation Protection Fund	$226,821	$232,292
LVIP American Century International Fund	$662,862	$722,031

(1) On December 31, 2025, the BNY Mellon Opportunistic Small Cap Portfolio was renamed to the BNY Mellon VIF Small Cap Portfolio.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 5 – PURCHASES AND SALES OF PORTFOLIO SHARES

		Sales
Portfolio	Purchases	Proceeds
LVIP American Century Ultra Fund	$43,983	$30,953
LVIP American Century Value Fund	$2,328,622	$1,760,827
LVIP JPMorgan Small Cap Core Fund - Standard Class	$317,791	$249,053
Morgan Stanley VIF Emerging Markets Equity Portfolio	$51,649	$60,971
Neuberger Berman Quality Equity Portfolio Class I (2)	$342,726	$315,319
Neuberger Berman Trust Mid Cap Growth Class S	$167,440	$166,771
Neuberger Berman Trust Mid Cap Growth Portfolio	$204,982	$189,424
Neuberger Berman Trust Short Duration Bond Portfolio	$480,476	$393,457
T Rowe Price Blue Chip Growth Portfolio	$625,455	$826,256
T Rowe Price Equity Income Portfolio	$1,220,760	$614,379
T Rowe Price Health Sciences Portfolio	$373,837	$265,294
T Rowe Price Moderate Allocation	$200,693	$78,536
Touchstone TVST Balanced	$974,332	$942,625
Touchstone TVST Bond	$926,274	$868,982
Touchstone TVST Common Stock	$9,090,464	$7,884,407
Touchstone TVST Small Company	$6,598,954	$3,435,427
Van Eck VIPT Emerging Markets	$186,818	$293,029
Van Eck VIPT Global Resources Fund	$223,971	$278,742
Van Eck VIPT Unconstrained Emerging Markets	$159,087	$203,187

(2) On July 28, 2025, the Neuberger Berman Trust Sustainable Equity Portfolio was renamed to the Neuberger Berman Quality Equity Portfolio Class I.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 6 – CHANGES IN UNITS

Changes in units in the portfolios for the year ended December 31, 2025 are set forth below:

VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product
BP = Benefit Provider Product

Units Issued, Transferred and Redeemed:	Beginning balance:				Units Issued				Units Transferred				Units redeemed				Ending balance
	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
AB VPS Discovery Value Portfolio Class A	26,468.60	2,845.83	1,849.70	—	869.93	131.78	26.51	—	2,801.15	279.82	215.01	—	(2,907.19)	(27.98)	(57.81)	—	27,232.49	3,229.45	2,033.41	—
AB VPS International Value Fund	120,915.77	19,575.56	8,093.06	—	3,327.39	645.34	104.81	—	(10,989.51)	(1,473.96)	(826.57)	—	(11,264.04)	(285.89)	(241.65)	—	101,989.61	18,461.05	7,129.65	—
AB VPS Relative Value Portfolio	4,784.29	806.08	—	—	744.11	84.75	—	—	288.97	52.61	—	—	(255.57)	(164.16)	—	—	5,561.80	779.28	—	—
Alger Capital Appreciation Fund	39,424.63	1,491.89	1,012.03	6,950.84	741.63	213.26	6.44	343.02	(1,666.01)	(78.35)	—	—	(5,488.46)	(347.66)	(9.20)	(24.26)	33,011.79	1,279.14	1,009.27	7,269.60
Alger Large Cap Growth Fund	195,343.06	7,005.72	16,193.80	2,778.28	3,810.61	400.74	201.62	101.45	(15,067.15)	(979.98)	(1,647.19)	—	(13,370.22)	(64.91)	(180.71)	(217.83)	170,716.30	6,361.57	14,567.52	2,661.90
Alger Small Cap Growth Fund	173,644.54	410.80	169.73	734.09	8,547.95	185.88	0.57	82.31	8,496.31	5.02	—	—	(14,693.24)	(20.22)	(0.50)	(5.47)	175,995.56	581.48	169.80	810.93
Allspring VT Discovery SMID Cap Growth Fund	120,881.77	—	7,214.73	428.66	3,026.52	—	39.77	9.78	(4,537.12)	—	—	—	(5,790.51)	—	(242.53)	(1.93)	113,580.66	—	7,011.97	436.51
Allspring VT Opportunity Fund	40,773.94	—	10,575.08	2,036.36	914.65	—	118.34	—	576.50	—	41.02	—	(2,629.85)	—	(19.17)	(30.27)	39,635.24	—	10,715.27	2,006.09
BNY Mellon Appreciation Portfolio	16,702.25	—	1,160.02	—	703.16	—	—	—	258.39	—	31.43	—	(3,037.18)	—	5.82	—	14,626.62	—	1,197.27	—
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	11,951.82	—	27.50	—	267.26	—	—	—	(156.25)	—	—	—	(709.69)	—	(2.67)	—	11,353.14	—	24.83	—
BNY Mellon VIF Small Cap Portfolio (1)	9,165.78	—	—	—	494.72	—	—	—	390.43	—	—	—	(257.10)	—	—	—	9,793.83	—	—	—
DWS Equity 500 Index VIP Fund	—	—	—	23,286.22	—	—	—	49.02	—	—	—	(3,013.15)	—	—	—	(1,697.87)	—	—	—	18,624.22
DWS Small Cap Index Fund	15,571.88	1,586.21	—	2,120.37	356.49	41.62	—	—	259.26	48.54	—	(631.67)	(352.57)	(383.64)	—	(4.96)	15,835.06	1,292.73	—	1,483.74
DWS Small Mid Cap Value Portfolio	57,473.41	4,726.14	5,133.88	—	1,722.12	201.14	78.10	—	644.14	(94.78)	126.67	—	(4,029.22)	(556.13)	(96.03)	—	55,810.45	4,276.37	5,242.62	—
Fidelity VIP Contrafund Class 2 Portfolio	140,812.77	4,453.53	26,450.66	—	2,581.95	101.36	236.81	—	(2,004.62)	26.48	(668.83)	—	(8,564.80)	(335.34)	(441.02)	—	132,825.30	4,246.03	25,577.62	—
Fidelity VIP Equity Income Portfolio	85,000.51	436.01	1,087.55	—	1,904.31	28.45	17.54	—	2,253.92	156.56	(14.16)	—	(5,281.52)	(18.75)	(37.14)	—	83,877.22	602.27	1,053.79	—
Fidelity VIP Government Money Market Portfolio	542,457.53	19,037.01	89,831.33	108,153.32	47,149.36	2,023.74	1,741.94	—	(20,449.89)	9,519.96	5,646.54	318,940.59	(120,693.51)	(10,896.73)	(4,368.74)	(194,434.32)	448,463.49	19,683.98	92,851.07	232,659.59
Fidelity VIP Growth Portfolio	97,932.59	507.07	26,468.51	—	1,437.48	14.37	277.53	—	(367.36)	(4.32)	(82.37)	—	(6,588.31)	(298.97)	(518.40)	—	92,414.40	218.15	26,145.27	—
Fidelity VIP High Income Portfolio	64,738.90	975.38	19,268.36	—	2,403.70	58.56	245.50	—	854.72	5.92	429.71	—	(4,199.85)	(39.42)	(218.82)	—	63,797.47	1,000.44	19,724.75	—
Fidelity VIP Index 500 II Portfolio	375,669.98	38,757.38	200,919.38	—	5,769.62	382.29	1,490.13	—	(1,175.21)	(81.54)	(1,184.37)	—	(20,995.52)	(1,108.83)	(4,342.78)	—	359,268.87	37,949.30	196,882.36	—
Fidelity VIP Investment Grade Bond Portfolio	224,705.16	4,416.86	33,306.59	1,242,993.37	32,066.14	125.80	892.19	15,140.58	19,193.11	480.10	1,517.24	99,634.93	(51,509.96)	(236.70)	(580.71)	(48,443.82)	224,454.45	4,786.06	35,135.31	1,309,325.06
Fidelity VIP Mid Cap Class 2 Portfolio	75,466.79	3,591.67	6,631.04	—	1,724.88	67.07	102.44	—	1,584.11	81.77	2,736.29	—	(3,800.39)	(188.07)	(170.33)	—	74,975.39	3,552.44	9,299.44	—
Fidelity VIP Overseas Portfolio	160,486.35	11,970.79	14,382.40	263,478.66	4,031.55	253.58	99.25	2,582.85	964.59	(57.01)	(59.64)	(23,592.19)	(9,365.79)	(476.78)	(354.50)	(7,413.56)	156,116.70	11,690.58	14,067.51	235,055.76
Fidelity VIP Value Strategies Portfolio	6,615.72	584.34	1,546.69	—	93.16	45.15	68.74	—	(381.99)	42.64	—	—	(163.36)	(11.74)	(130.68)	—	6,163.53	660.39	1,484.75	—
Franklin Templeton VIP Foreign Securities	77,178.44	2,222.73	10,342.90	—	2,606.58	86.07	133.18	—	(2,281.99)	4.27	35.81	—	(8,335.36)	(42.60)	(178.51)	—	69,167.67	2,270.47	10,333.38	—
Franklin Templeton VIP Global Real Estate	52,345.38	—	537.10	—	2,147.61	—	—	—	3,044.31	—	84.61	—	(3,326.97)	—	(0.10)	—	54,210.33	—	621.61	—
Franklin Templeton VIP Mutual Global Discovery Securities	10,473.69	593.17	—	—	218.68	36.30	—	—	6,617.26	6.23	—	—	(1,660.81)	(8.66)	—	—	15,648.82	627.04	—	—
Franklin Templeton VIP Mutual Shares Securities	19,897.22	1,915.37	4,096.07	—	677.39	62.56	25.15	—	321.00	18.77	—	—	(1,182.55)	5.16	(32.97)	—	19,713.06	2,001.86	4,088.25	—

(1)	On December 31, 2025, the BNY Mellon Opportunistic Small Cap Portfolio was renamed to the BNY Mellon VIF Small Cap Portfolio.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 6 – CHANGES IN UNITS

VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product
BP = Benefit Provider Product

Units Issued, Transferred and Redeemed:	Beginning balance:				Units Issued				Units Transferred				Units redeemed				Ending balance
	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
Franklin Templeton VIP Small Cap Value	18,048.87	1,379.48	2,939.29	—	838.45	107.75	9.42	—	575.70	57.72	10.80	—	(1,071.37)	(11.05)	(15.82)	—	18,391.65	1,533.90	2,943.69	—
Franklin Templeton VIP Small-Midcap Growth II	5,786.18	1,403.90	—	—	199.95	54.79	—	—	256.45	31.76	—	—	(1,220.76)	(279.70)	—	—	5,021.82	1,210.75	—	—
Franklin Templeton VIP US Government	23,071.24	1,620.14	2,037.26	—	1,745.65	56.33	159.96	—	7,488.89	62.90	52.82	—	(10,021.34)	(91.93)	(266.80)	—	22,284.44	1,647.44	1,983.24	—
Invesco I.O.V.I Global Strategic Income Fund	28,110.17	3,094.66	—	—	897.97	123.93	—	—	72.87	87.71	—	—	(2,413.30)	(31.40)	—	—	26,667.71	3,274.90	—	—
Invesco I.O.V.I Main Street Small Cap Fund	2,763.45	575.38	—	—	334.30	56.35	—	—	1,174.62	37.52	—	—	(732.82)	(194.42)	—	—	3,539.55	474.83	—	—
Invesco V.I . Equity and Income Fund	15,932.81	1,147.23	—	—	934.51	80.35	—	—	21,916.93	54.21	—	—	(2,822.24)	(13.61)	—	—	35,962.01	1,268.18	—	—
Invesco V.I. Discovery Mid Cap Growth Fund	69,269.66	—	—	163.74	1,779.02	—	—	—	15,917.33	—	—	—	(4,345.19)	—	—	(1.09)	82,620.82	—	—	162.65
Invesco V.I. Health Care Fund	76,213.64	—	3,744.21	5,017.88	1,238.58	—	62.73	—	2,015.78	—	(41.27)	—	(3,391.23)	—	(101.35)	(18.24)	76,076.77	—	3,664.32	4,999.64
Invesco V.I. Technology Fund	123,722.69	—	5,257.65	15,524.13	2,544.83	—	38.19	—	(1,015.99)	—	(100.47)	(7,436.94)	(9,253.51)	—	(16.34)	(35.39)	115,998.02	—	5,179.03	8,051.80
LVIP American Century Disciplined Core Value Fund	362,133.72	—	27,951.31	733.93	10,945.91	—	87.77	346.29	3,681.91	—	69.68	—	(24,652.29)	—	(1,145.97)	(5.02)	352,109.25	—	26,962.79	1,075.20
LVIP American Century Inflation Protection Fund	82,989.29	3,023.56	18,217.95	9,859.58	5,521.22	319.23	433.64	—	2,050.46	176.32	108.79	—	(16,211.52)	(172.24)	(255.21)	(84.43)	74,349.45	3,346.87	18,505.17	9,775.15
LVIP American Century International Fund	409,961.91	36,737.69	42,164.04	—	12,433.08	1,396.46	554.74	—	13,303.79	1,516.49	1,485.84	—	(31,859.48)	(5,927.37)	(560.02)	—	403,839.30	33,723.27	43,644.60	—
LVIP American Century Ultra Fund	22,634.01	—	6,489.15	—	551.00	—	—	—	(619.91)	—	(299.11)	—	(806.58)	—	30.45	—	21,758.52	—	6,220.49	—
LVIP American Century Value Fund	741,356.91	13,502.41	77,069.23	69,790.79	19,135.80	2,240.76	529.80	8,868.37	6,150.10	6.38	(6,070.00)	(12.15)	(50,213.65)	(235.91)	(1,698.44)	(5,120.35)	716,429.16	15,513.64	69,830.59	73,526.66
LVIP JPMorgan Small Cap Core Fund - Standard Class	90,702.67	—	22,522.74	—	1,746.38	—	257.40	—	49.97	—	1,198.52	—	(4,681.24)	—	(1,795.81)	—	87,817.78	—	22,182.85	—
Morgan Stanley VIF Emerging Markets Equity Portfolio	—	—	—	142,609.40	—	—	—	1,721.47	—	—	—	(4,325.79)	—	—	—	(4,489.88)	—	—	—	135,515.20
Neuberger Berman Quality Equity Portfolio Class I (2)	38,482.57	479.89	6,849.12	4,825.11	827.88	32.38	62.97	101.00	20.46	(1.50)	(156.13)	—	(2,677.56)	(24.41)	(178.40)	(21.58)	36,653.35	486.36	6,577.56	4,904.53
Neuberger Berman Trust Mid Cap Growth Class S	23,852.67	—	8,675.54	—	840.78	—	92.46	—	(1,238.91)	—	(369.37)	—	(3,570.71)	—	(108.27)	—	19,883.83	—	8,290.36	—
Neuberger Berman Trust Mid Cap Growth Portfolio	9,094.61	2,337.71	—	—	124.80	120.20	—	—	(106.04)	(64.97)	—	—	(615.82)	(467.39)	—	—	8,497.55	1,925.55	—	—
Neuberger Berman Trust Short Duration Bond Portfolio	172,250.04	3,825.49	20,538.49	—	6,328.02	157.07	919.80	—	12,423.20	315.87	1,162.88	—	(22,022.98)	(233.36)	(1,592.67)	—	168,978.28	4,065.07	21,028.50	—
T Rowe Price Blue Chip Growth Portfolio	37,018.83	2,854.66	3,256.15	—	941.45	162.31	37.66	—	(2,136.36)	(327.42)	(82.91)	—	(3,497.04)	(374.87)	(66.77)	—	32,326.88	2,314.68	3,144.13	—
T Rowe Price Equity Income Portfolio	111,236.71	5,001.98	17,157.10	—	3,937.74	247.91	247.24	—	6,647.61	207.94	627.84	—	(11,891.98)	(68.09)	(437.90)	—	109,930.08	5,389.74	17,594.28	—
T Rowe Price Health Sciences Portfolio	26,699.68	719.11	1,240.18	—	1,322.21	27.21	13.65	—	1,807.63	44.36	59.38	—	(2,839.23)	(17.51)	(48.80)	—	26,990.29	773.17	1,264.41	—
T Rowe Price Moderate Allocation	42,819.03	510.96	—	—	1,872.70	23.33	—	—	122.25	26.96	—	—	(1,415.42)	(4.38)	—	—	43,398.56	556.87	—	—
Touchstone TVST Balanced	113,245.88	3,264.49	8,268.11	—	2,654.62	153.09	733.29	—	1,239.89	(104.30)	(158.13)	—	(7,406.12)	(1,209.06)	(601.34)	—	109,734.27	2,104.22	8,241.93	—
Touchstone TVST Bond	197,436.57	4,802.99	28,753.08	—	7,570.41	228.55	518.13	—	10,548.72	403.67	1,165.15	—	(25,185.47)	(233.24)	(757.59)	—	190,370.23	5,201.97	29,678.77	—
Touchstone TVST Common Stock	320,408.34	8,309.82	18,085.67	73,406.97	7,091.83	175.56	246.57	383.41	(3,812.88)	(59.32)	(320.12)	(2,451.86)	(40,007.69)	(128.09)	(471.34)	(4,725.23)	283,679.60	8,297.97	17,540.78	66,613.29
Touchstone TVST Small Company	152,764.48	7,825.30	19,675.16	13,141.12	4,280.98	275.73	535.25	—	2,473.87	303.42	(324.15)	0.92	(11,552.73)	(31.80)	(239.23)	(1,170.29)	147,966.60	8,372.65	19,647.03	11,971.75
Van Eck VIPT Emerging Markets	43,390.57	9,353.04	5,078.42	—	1,213.00	85.14	93.46	—	(299.87)	12.83	(116.09)	—	(3,477.75)	(128.86)	(193.67)	—	40,825.95	9,322.15	4,862.12	—
Van Eck VIPT Global Resources Fund	78,617.30	6,147.70	4,331.00	—	2,687.36	568.88	57.54	—	1,607.09	(126.66)	(83.25)	—	(9,087.49)	(136.78)	(101.26)	—	73,824.26	6,453.14	4,204.03	—
Van Eck VIPT Unconstrained Emerging Markets	60,960.31	2,008.46	8,418.17	—	2,362.18	102.85	215.20	—	594.25	107.05	(14.76)	—	(9,287.12)	(100.12)	(249.60)	—	54,629.62	2,118.24	8,369.01	—

(2)	On July 28, 2025, the Neuberger Berman Trust Sustainable Equity Portfolio Class I was renamed to the Neuberger Berman Quality Equity Portfolio Class I.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 6 – CHANGES IN UNITS

Changes in units in the portfolios for the year ended December 31, 2024 are set forth below:

VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product
BP = Benefit Provider Product

Units Issued, Transferred and Redeemed:	Beginning balance:				Units Issued				Units Transferred				Units redeemed				Ending balance
	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
AB VPS Discovery Value Portfolio Class A	28,332.99	2,719.24	1,884.27	—	963.51	138.45	45.19	—	(874.40)	24.44	(11.44)	—	(1,953.50)	(36.30)	(68.32)	—	26,468.60	2,845.83	1,849.70	—
AB VPS International Value Fund	115,925.10	18,260.33	7,697.24	—	4,515.04	897.49	157.39	—	9,538.42	759.43	473.18	—	(9,062.79)	(341.69)	(234.75)	—	120,915.77	19,575.56	8,093.06	—
AB VPS Relative Value Portfolio	4,617.29	776.26	—	—	192.68	81.78	—	—	143.52	28.78	—	—	(169.20)	(80.74)	—	—	4,784.29	806.08	—	—
AB VPS Sustainable International Thematic Portfolio (1)	7,379.87	3,130.19	1,620.91	—	56.37	33.04	10.78	—	(7,369.19)	(3,108.95)	(1,625.38)	—	(67.05)	(54.28)	(6.31)	—	—	—	—	—
Alger Capital Appreciation Fund	45,620.93	1,595.10	1,015.43	6,930.58	1,105.92	59.18	76.29	53.60	(2,764.16)	(117.14)	—	—	(4,538.06)	(45.25)	(79.69)	(33.34)	39,424.63	1,491.89	1,012.03	6,950.84
Alger Large Cap Growth Fund	216,163.54	7,109.25	17,988.29	2,802.85	5,282.82	247.06	319.34	0.98	(12,833.23)	(271.58)	(1,885.25)	—	(13,270.07)	(79.01)	(228.58)	(25.55)	195,343.06	7,005.72	16,193.80	2,778.28
Alger Small Cap Growth Fund	179,098.18	439.59	169.66	729.83	5,489.56	13.65	0.52	10.27	1,164.95	3.09	—	—	(12,108.15)	(45.53)	(0.45)	(6.01)	173,644.54	410.80	169.73	734.09
Allspring VT Discovery SMID Cap Growth Fund	127,538.05	—	7,744.39	423.35	3,311.06	—	41.32	7.23	(1,540.05)	—	(56.15)	—	(8,427.29)	—	(514.83)	(1.92)	120,881.77	—	7,214.73	428.66
Allspring VT Opportunity Fund	46,720.61	—	10,816.85	7,767.16	1,143.60	—	188.53	—	(1,108.65)	—	(82.59)	(5,525.48)	(5,981.62)	—	(347.71)	(205.32)	40,773.94	—	10,575.08	2,036.36
American Century VP Disciplined Core Value Fund (2)	96,048.93	—	6,349.84	249.41	1,014.02	—	0.64	—	(93,728.55)	—	(5,731.75)	(248.73)	(3,334.40)	—	(618.73)	(0.68)	—	—	—	—
American Century VP Inflation Protection Portfolio I (3)	53,880.64	1,974.22	9,708.91	—	1,144.15	53.62	9.77	—	(53,064.58)	(1,996.93)	(9,659.48)	—	(1,960.21)	(30.91)	(59.20)	—	—	—	—	—
American Century VP Inflation Protection Portfolio II (3)	—	—	—	55,313.52	—	—	—	—	—	—	—	(55,117.41)	—	—	—	(196.11)	—	—	—	—
American Century VP International Portfolio (4)	155,092.12	10,318.64	12,981.92	—	1,814.45	154.50	122.38	—	(154,766.87)	(10,441.06)	(13,048.41)	—	(2,139.70)	(32.08)	(55.89)	—	—	—	—	—
American Century VP Ultra Portfolio (5)	2,759.12	—	948.30	—	25.89	—	—	—	(2,779.35)	—	(949.75)	—	(5.66)	—	1.45	—	—	—	—	—
American Century VP Value Portfolio (6)	131,055.75	2,684.19	11,164.57	16,868.20	1,231.07	32.51	37.68	—	(129,423.19)	(2,686.53)	(10,716.48)	(16,347.93)	(2,863.63)	(30.17)	(485.77)	(520.27)	—	—	—	—
BNY Mellon Appreciation Portfolio	17,116.86	—	1,171.99	—	797.47	—	—	—	18.83	—	(17.61)	—	(1,230.91)	—	5.64	—	16,702.25	—	1,160.02	—
BNY Mellon Opportunistic Small Cap Portfolio (7)	9,041.17	—	—	—	742.79	—	—	—	501.50	—	—	—	(1,119.68)	—	—	—	9,165.78	—	—	—
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	12,319.82	—	30.96	—	345.36	—	—	—	(203.43)	—	—	—	(509.93)	—	(3.46)	—	11,951.82	—	27.50	—
DWS CROCI® US VIP (8)	17,714.07	—	203.34	—	117.69	—	2.46	—	(17,582.49)	—	(205.23)	—	(249.27)	—	(0.57)	—	—	—	—	—
DWS Equity 500 Index VIP Fund	—	—	—	23,065.50	—	—	—	139.49	—	—	—	(44.46)	—	—	—	125.69	—	—	—	23,286.22
DWS Small Cap Index Fund	15,264.55	1,535.97	—	4,812.84	372.08	97.08	—	—	290.87	(22.90)	—	(2,596.94)	(355.62)	(23.94)	—	(95.53)	15,571.88	1,586.21	—	2,120.37
DWS Small Mid Cap Value Portfolio	58,876.08	4,603.77	4,999.07	—	2,199.50	398.98	85.01	—	626.31	(105.89)	121.12	—	(4,228.48)	(170.72)	(71.32)	—	57,473.41	4,726.14	5,133.88	—
Fidelity VIP Contrafund Class 2 Portfolio	153,690.27	4,189.57	27,623.84	—	3,271.00	140.05	260.77	—	(3,941.21)	181.40	(900.07)	—	(12,207.29)	(57.49)	(533.88)	—	140,812.77	4,453.53	26,450.66	—
Fidelity VIP Equity Income Portfolio	88,047.56	441.67	1,112.00	—	1,947.44	20.14	19.00	—	613.11	(7.57)	(8.48)	—	(5,607.60)	(18.23)	(34.97)	—	85,000.51	436.01	1,087.55	—
Fidelity VIP Government Money Market Portfolio	521,128.80	13,074.79	81,922.12	1,999,035.90	43,339.32	1,932.42	1,780.39	—	115,248.46	14,560.97	10,665.73	(1,724,409.16)	(137,259.05)	(10,531.17)	(4,536.91)	(166,473.42)	542,457.53	19,037.01	89,831.33	108,153.32
Fidelity VIP Growth Portfolio	106,456.45	534.57	27,860.81	—	1,653.50	28.52	318.57	—	(2,164.80)	(45.57)	(777.40)	—	(8,012.56)	(10.45)	(933.47)	—	97,932.59	507.07	26,468.51	—
Fidelity VIP High Income Portfolio	65,879.90	1,053.49	18,756.93	—	2,411.96	67.45	303.68	—	2,539.80	(191.66)	1,178.91	—	(6,092.76)	46.10	(971.16)	—	64,738.90	975.38	19,268.36	—
Fidelity VIP Index 500 II Portfolio	391,623.93	39,508.96	205,239.75	—	7,356.36	504.64	3,569.84	—	(960.98)	(147.24)	(1,310.49)	—	(22,349.33)	(1,108.98)	(6,579.72)	—	375,669.98	38,757.38	200,919.38	—

(1)  On April 16, 2024, the AB VPS Sustainable International Thematic Portfolio was liquidated. (2)  On April 26, 2024, the American Century VP Disciplined Core Value Fund merged into Lincoln LVIP American Century Disciplined Core Value Fund.

(3)  On April 26, 2024, the American Century VP Inflation Protection Portfolio I and American Century VP Inflation Protection Portfolio II merged into Lincoln LVIP American Century Inflation Protection Fund.

(4)  On April 26, 2024, the American Century VP International Portfolio merged into Lincoln LVIP American Century International Fund.

(5)  On April 26, 2024, the American Century VP Ultra Portfolio merged into Lincoln LVIP American Century Ultra Fund.

(6)  On April 26, 2024, the American Century VP Value Portfolio merged into Lincoln LVIP American Century Value Fund.

(7) On December 31, 2025, the BNY Mellon Opportunistic Small Cap Portfolio was renamed to the BNY Mellon VIF Small Cap Portfolio.

(8)  On June 17, 2024, the DWS CROCI® US VIP was liquidated.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 6 – CHANGES IN UNITS

VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product
BP = Benefit Provider Product

Units Issued, Transferred and Redeemed:	Beginning balance:				Units Issued				Units Transferred				Units redeemed				Ending balance
	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
Fidelity VIP Investment Grade Bond Portfolio	219,157.33	3,740.21	30,586.21	67,481.33	16,562.73	132.40	892.91	12,159.44	11,601.51	761.37	2,361.64	1,169,006.47	(22,616.41)	(217.12)	(534.17)	(5,653.87)	224,705.16	4,416.86	33,306.59	1,242,993.37
Fidelity VIP Mid Cap Class 2 Portfolio	80,643.66	3,615.95	6,790.42	—	2,529.40	195.25	70.29	—	(1,168.73)	(157.44)	(74.39)	—	(6,537.54)	(62.09)	(155.28)	—	75,466.79	3,591.67	6,631.04	—
Fidelity VIP Overseas Portfolio	163,696.04	11,725.67	14,980.23	419,389.70	5,119.62	386.00	120.80	2,412.77	3,373.26	95.04	244.10	(145,636.93)	(11,702.57)	(235.92)	(962.73)	(12,686.88)	160,486.35	11,970.79	14,382.40	263,478.66
Fidelity VIP Value Strategies Portfolio	6,250.30	572.54	1,657.30	—	127.41	41.46	102.79	—	481.41	(16.76)	(70.09)	—	(243.40)	(12.90)	(143.31)	—	6,615.72	584.34	1,546.69	—
Franklin Templeton VIP Foreign Securities	74,310.48	1,277.62	10,014.51	—	3,487.89	105.62	114.40	—	5,758.45	869.83	312.84	—	(6,378.38)	(30.34)	(98.85)	—	77,178.44	2,222.73	10,342.90	—
Franklin Templeton VIP Global Real Estate	51,192.68	—	531.38	—	2,881.97	—	—	—	2,173.37	—	5.67	—	(3,902.64)	—	0.05	—	52,345.38	—	537.10	—
Franklin Templeton VIP Mutual Global Discovery Securities	10,403.79	518.60	116.08	—	290.20	36.34	—	—	187.47	48.70	(114.72)	—	(407.77)	(10.47)	(1.36)	—	10,473.69	593.17	—	—
Franklin Templeton VIP Mutual Shares Securities	20,708.18	1,777.54	4,102.55	—	733.93	70.63	12.30	—	(314.48)	69.22	—	—	(1,230.41)	(2.02)	(18.78)	—	19,897.22	1,915.37	4,096.07	—
Franklin Templeton VIP Small Cap Value	18,623.77	1,311.49	2,948.56	—	699.60	127.70	47.70	—	232.03	(54.47)	98.79	—	(1,506.53)	(5.24)	(155.76)	—	18,048.87	1,379.48	2,939.29	—
Franklin Templeton VIP Small-Midcap Growth II	6,443.43	1,373.42	—	—	248.17	224.00	—	—	(123.39)	(97.01)	—	—	(782.03)	(96.51)	—	—	5,786.18	1,403.90	—	—
Franklin Templeton VIP US Government	22,585.64	1,793.64	2,159.49	—	2,217.39	69.71	291.95	—	2,120.38	(144.63)	(70.21)	—	(3,852.17)	(98.58)	(343.97)	—	23,071.24	1,620.14	2,037.26	—
Invesco I.O.V.I Conservative Balanced Fund (9)	11,268.17	776.60	—	—	18.50	23.99	—	—	(11,167.39)	(794.67)	—	—	(119.28)	(5.92)	—	—	—	—	—	—
Invesco I.O.V.I Global Strategic Income Fund	27,343.98	2,817.28	426.17	—	943.46	134.38	—	—	1,958.84	165.92	(421.08)	—	(2,136.11)	(22.92)	(5.09)	—	28,110.17	3,094.66	—	—
Invesco I.O.V.I Main Street Small Cap Fund	2,760.79	556.55	—	—	2.14	55.21	—	—	3.57	8.93	—	—	(3.05)	(45.31)	—	—	2,763.45	575.38	—	—
Invesco V.I. Discovery Mid Cap Growth Fund	75,334.10	—	—	164.50	2,189.16	—	—	—	(1,565.82)	—	—	—	(6,687.78)	—	—	(0.76)	69,269.66	—	—	163.74
Invesco V.I . Equity and Income Fund (9)	—	—	—	—	123.94	62.05	—	—	16,150.20	1,098.57	—	—	(341.33)	(13.39)	—	—	15,932.81	1,147.23	—	—
Invesco V.I. Health Care Fund	77,034.54	—	3,886.57	5,039.19	2,457.98	—	101.04	—	1,201.87	—	(25.49)	—	(4,480.75)	—	(217.91)	(21.31)	76,213.64	—	3,744.21	5,017.88
Invesco V.I. Technology Fund	129,880.93	—	5,605.98	15,572.43	2,901.80	—	59.26	—	148.38	—	(182.19)	—	(9,208.42)	—	(225.40)	(48.30)	123,722.69	—	5,257.65	15,524.13
LVIP American Century Disciplined Core Value Fund (2)	—	—	—	—	8,445.06	—	118.62	—	380,679.10	—	28,485.03	737.75	(26,990.44)	—	(652.34)	(3.82)	362,133.72	—	27,951.31	733.93
LVIP American Century Inflation Protection Fund (3)	—	—	—	—	4,142.75	259.56	271.01	—	84,541.08	2,881.12	18,132.96	9,924.12	(5,694.54)	(117.12)	(186.02)	(64.54)	82,989.29	3,023.56	18,217.95	9,859.58
LVIP American Century International Fund (4)	—	—	—	—	9,639.89	1,292.01	411.06	—	418,478.45	35,767.03	42,125.09	—	(18,156.43)	(321.35)	(372.11)	—	409,961.91	36,737.69	42,164.04	—
LVIP American Century Ultra Fund (5)	—	—	—	—	553.48	—	—	—	22,758.67	—	6,464.48	—	(678.14)	—	24.67	—	22,634.01	—	6,489.15	—
LVIP American Century Value Fund (6)	—	—	—	—	14,936.81	418.56	519.78	20.25	775,372.04	13,019.25	77,827.69	75,095.80	(48,951.94)	64.60	(1,278.24)	(5,325.26)	741,356.91	13,502.41	77,069.23	69,790.79
LVIP JPMorgan Small Cap Core Fund - Standard Class	99,653.56	—	23,583.46	—	3,248.73	—	245.53	—	754.94	—	175.03	—	(12,954.56)	—	(1,481.28)	—	90,702.67	—	22,522.74	—
Morgan Stanley VIF Emerging Markets Equity Portfolio	—	—	—	245,409.67	—	—	—	1,693.96	—	—	—	(96,392.51)	—	—	—	(8,101.72)	—	—	—	142,609.40
Morgan Stanley VIF U.S. Real Estate Portfolio (10)	—	—	—	12,397.86	—	—	—	—	—	—	—	(12,369.17)	—	—	—	(28.69)	—	—	—	—
Neuberger Berman Trust Mid Cap Growth Class S	25,898.98	—	8,805.43	—	935.54	—	122.81	—	(1,317.97)	—	(132.54)	—	(1,663.88)	—	(120.16)	—	23,852.67	—	8,675.54	—
Neuberger Berman Trust Mid Cap Growth Portfolio	10,564.70	2,452.16	70.02	—	161.25	185.51	—	—	(1,107.06)	(225.00)	(69.28)	—	(524.28)	(74.96)	(0.74)	—	9,094.61	2,337.71	—	—

(2) On April 26, 2024, the American Century VP Disciplined Core Value Fund merged into Lincoln LVIP American Century Disciplined Core Value Fund.
(3) On April 26, 2024, the American Century VP Inflation Protection Portfolio I and American Century VP Inflation Protection Portfolio II merged into Lincoln LVIP American Century Inflation Protection Fund.
(4) On April 26, 2024, the American Century VP International Portfolio merged into Lincoln LVIP American Century International Fund.
(5) On April 26, 2024, the American Century VP Ultra Portfolio merged into Lincoln LVIP American Century Ultra Fund.

(6)  On April 26, 2024, the American Century VP Value Portfolio merged into Lincoln LVIP American Century Value Fund.

(9)  On April 26, 2024, the Invesco I.O.V.I Conservative Balanced Fund merged into Invesco V.I. Equity and Income Fund.

(10) On December 6, 2024, the Morgan Stanley VIF U.S. Real Estate Portfolio was liquidated.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 6 – CHANGES IN UNITS

VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product
BP = Benefit Provider Product

Units Issued, Transferred and Redeemed:	Beginning balance:				Units Issued				Units Transferred				Units redeemed				Ending balance
	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
Neuberger Berman Trust Short Duration Bond Portfolio	172,851.17	4,611.39	18,563.67	—	7,008.27	176.25	769.92	—	8,661.07	(730.34)	2,296.13	—	(16,270.47)	(231.81)	(1,091.23)	—	172,250.04	3,825.49	20,538.49	—
Neuberger Berman Trust Sustainable Equity Portfolio (11)	42,153.63	485.76	7,394.19	4,766.87	934.27	15.61	71.94	79.52	(827.17)	(16.39)	(453.29)	—	(3,778.16)	(5.09)	(163.72)	(21.28)	38,482.57	479.89	6,849.12	4,825.11
T Rowe Price Blue Chip Growth Portfolio	41,321.74	3,304.25	3,562.59	—	1,267.06	236.26	38.24	—	(721.06)	(594.30)	(279.10)	—	(4,848.91)	(91.55)	(65.58)	—	37,018.83	2,854.66	3,256.15	—
T Rowe Price Equity Income Portfolio	116,273.12	4,967.68	17,586.01	—	3,996.73	266.43	347.64	—	(2,163.02)	(144.22)	(209.70)	—	(6,870.12)	(87.91)	(566.85)	—	111,236.71	5,001.98	17,157.10	—
T Rowe Price Health Sciences Portfolio	27,235.86	696.25	1,249.03	—	845.13	23.41	7.55	—	204.97	13.64	26.13	—	(1,586.28)	(14.19)	(42.53)	—	26,699.68	719.11	1,240.18	—
T Rowe Price Moderate Allocation	42,349.74	945.40	—	—	1,688.68	28.05	—	—	155.19	(455.69)	—	—	(1,374.58)	(6.80)	—	—	42,819.03	510.96	—	—
Touchstone TVST Balanced	112,219.89	3,120.83	8,304.74	—	2,894.10	271.03	255.28	—	7,040.54	44.49	78.22	—	(8,908.65)	(171.86)	(370.13)	—	113,245.88	3,264.49	8,268.11	—
Touchstone TVST Bond	201,225.61	5,535.17	26,583.43	—	8,700.38	254.80	518.98	—	7,716.92	(733.31)	2,197.22	—	(20,206.34)	(253.67)	(546.55)	—	197,436.57	4,802.99	28,753.08	—
Touchstone TVST Common Stock	354,463.81	8,524.47	18,691.39	55,049.48	9,090.11	442.11	399.86	605.69	(8,782.96)	(579.26)	(489.15)	18,112.64	(34,362.62)	(77.50)	(516.43)	(360.84)	320,408.34	8,309.82	18,085.67	73,406.97
Touchstone TVST Small Company	163,035.67	7,577.74	19,977.65	12,946.80	4,986.30	323.55	305.68	108.89	(102.22)	(30.49)	6.12	(0.95)	(15,155.27)	(45.50)	(614.29)	86.38	152,764.48	7,825.30	19,675.16	13,141.12
Van Eck VIPT Emerging Markets	40,696.26	9,467.05	4,867.28	—	1,437.59	272.88	105.90	—	3,816.50	(205.92)	277.26	—	(2,559.78)	(180.97)	(172.02)	—	43,390.57	9,353.04	5,078.42	—
Van Eck VIPT Global Resources Fund	75,715.25	5,465.28	3,817.67	—	3,029.13	511.01	91.51	—	5,908.32	304.67	535.54	—	(6,035.40)	(133.26)	(113.72)	—	78,617.30	6,147.70	4,331.00	—
Van Eck VIPT Unconstrained Emerging Markets	64,787.76	2,441.86	7,955.46	—	2,503.25	120.53	153.38	—	(894.87)	(447.44)	451.29	—	(5,435.83)	(106.49)	(141.96)	—	60,960.31	2,008.46	8,418.17	—

(11) On July 28, 2025, the Neuberger Berman Trust Sustainable Equity Portfolio was renamed to the Neuberger Berman Quality Equity Portfolio Class I.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 7 – FINANCIAL HIGHLIGHTS

A summary of units outstanding and unit values for the Variable Account, the investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total return for the years ended December 31, 2025, 2024, 2023, 2022, and 2021 are shown below. Information for the years ended December 31, 2025, 2024, 2023, 2022, and 2021 reflects the adoption of AICPA Statement of Position 03-5, Financial Highlights of Separate Accounts. Certain ratios presented for the prior years reflect the presentation used in the current year.

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
AB VPS Discovery Value Portfolio Class A (f)
2025	$1,974,585	0.85%	27,232.49	3,229.45	2,033.41	—	$59.18	$68.98	$68.98	$—	0.90%	0.32%	—	1.97%	2.89%	2.89%	—
2024	$1,850,919	0.86%	26,468.60	2,845.83	1,849.70	—	$58.04	$67.04	$67.04	$—	0.90%	0.32%	—	9.03%	10.02%	10.02%	—
2023	$1,788,648	1.07%	28,332.99	2,719.24	1,884.27	—	$53.23	$60.94	$60.94	$—	0.90%	0.32%	—	16.14%	17.18%	17.18%	—
2022	$1,601,006	1.15%	29,199.83	2,520.27	2,531.50	—	$45.83	$52.00	$52.00	$—	0.90%	0.32%	—	(16.38)%	(15.63)%	(15.63)%	—
2021	$2,097,309	0.74%	32,079.33	2,791.61	2,708.86	—	$54.81	$61.63	$61.63	$—	0.90%	0.32%	—	34.74%	35.95%	35.95%	—
AB VPS International Value Fund
2025	$3,484,544	2.39%	101,989.61	18,461.05	7,129.65	—	$26.43	$30.81	$30.81	$—	0.90%	0.32%	—	40.43%	41.70%	41.70%	—
2024	$2,877,728	2.69%	120,915.77	19,575.56	8,093.06	—	$18.82	$21.75	$21.75	$—	0.90%	0.32%	—	4.12%	5.07%	5.07%	—
2023	$2,632,986	0.79%	115,925.10	18,260.33	7,697.24	—	$18.08	$20.70	$20.70	$—	0.90%	0.32%	—	14.12%	15.15%	15.15%	—
2022	$2,622,367	4.83%	131,664.25	18,986.15	10,871.46	—	$15.84	$17.97	$17.97	$—	0.90%	0.32%	—	(14.38)%	(13.61)%	(13.61)%	—
2021	$3,197,713	2.04%	138,598.64	19,939.70	10,504.25	—	$18.50	$20.81	$20.81	$—	0.90%	0.32%	—	10.09%	11.08%	11.08%	—
AB VPS Relative Value Portfolio (f)
2025	$116,717	1.07%	5,561.80	779.28	—	—	$18.27	$19.40	$—	$—	0.90%	—	—	9.49%	10.47%	—	—
2024	$93,979	1.45%	4,784.29	806.08	—	—	$16.69	$17.56	$—	$—	0.90%	—	—	12.01%	13.02%	—	—
2023	$80,839	1.48%	4,617.29	776.26	—	—	$14.90	$15.53	$—	$—	0.90%	—	—	11.03%	12.03%	—	—
2022	$73,060	1.42%	4,613.95	804.60	—	—	$13.42	$13.87	$—	$—	0.90%	—	—	(5.04)%	(4.19)%	—	—
2021	$77,298	0.80%	4,607.39	842.88	—	—	$14.13	$14.47	$—	$—	0.90%	—	—	27.01%	28.16%	—	—
AB VPS Sustainable International Thematic Portfolio (g)
2025	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2024	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2023	$306,860	—	7,379.87	3,130.19	1,620.91	—	$23.94	$27.40	$27.40	$—	0.90%	0.32%	—	11.63%	12.63%	12.63%	—
2022	$272,626	—	7,427.69	3,081.32	1,577.43	—	$21.44	$24.33	$24.33	$—	0.90%	0.32%	—	(28.26)%	(27.61)%	(27.61)%	—
2021	$350,753	—	6,701.81	3,111.73	1,364.13	—	$29.89	$33.61	$33.61	$—	0.90%	0.32%	—	7.28%	8.25%	8.25%	—
Alger Capital Appreciation Fund
2025	$4,534,491	—	33,011.79	1,279.14	1,009.27	7,269.60	$114.27	$181.55	$143.08	$53.05	0.90%	0.32%	0.12% or 0.07%	31.69%	32.87%	32.87%	32.88%
2024	$4,011,329	—	39,424.63	1,491.89	1,012.03	6,950.84	$86.77	$136.64	$107.69	$39.92	0.90%	0.32%	0.12% or 0.07%	46.80%	48.13%	48.13%	48.00%
2023	$3,104,495	—	45,620.93	1,595.10	1,015.43	6,930.58	$59.11	$92.24	$72.70	$26.97	0.90%	0.32%	0.12% or 0.07%	41.86%	43.13%	43.13%	43.00%
2022	$2,428,734	—	51,361.11	1,651.22	1,044.40	6,848.31	$41.67	$64.45	$50.79	$18.86	0.90%	0.32%	0.12% or 0.07%	(37.09)%	(36.52)%	(36.52)%	(36.57)%
2021	$3,707,288	—	48,015.59	1,523.45	1,068.84	9,648.84	$66.23	$101.52	$80.01	$29.74	0.90%	0.32%	0.12% or 0.07%	18.06%	19.13%	19.13%	19.01%
Alger Large Cap Growth Fund
2025	$28,494,430	—	170,716.30	6,361.57	14,567.52	2,661.90	$147.17	$132.58	$84.65	$485.70	0.90%	0.32%	0.12% or 0.07%	29.11%	30.27%	30.27%	30.29%
2024	$25,068,489	—	195,343.06	7,005.72	16,193.80	2,778.28	$113.99	$101.77	$64.98	$372.77	0.90%	0.32%	0.12% or 0.07%	41.60%	42.89%	42.89%	42.75%
2023	$19,457,737	—	216,163.54	7,109.25	17,988.29	2,802.85	$80.50	$71.23	$45.48	$261.13	0.90%	0.32%	0.12% or 0.07%	31.49%	32.67%	32.67%	32.54%
2022	$15,695,849	—	229,185.17	7,069.41	20,912.20	2,883.70	$61.22	$53.69	$34.28	$197.01	0.90%	0.32%	0.12% or 0.07%	(39.20)%	(38.65)%	(38.65)%	(38.69)%
2021	$24,520,895	—	217,716.45	6,144.95	18,170.91	3,249.98	$100.70	$87.52	$55.88	$321.34	0.90%	0.32%	0.12% or 0.07%	10.84%	11.84%	11.84%	11.71%
2021	$24,520,895	—	217,716.45	6,144.95	18,170.91	3,249.98	$100.70	$87.52	$55.88	$321.34	0.90%	0.32%	0.12% or 0.07%	10.84%	11.84%	11.84%	11.71%

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
Alger Small Cap Growth Fund
2025	$8,585,051	—	175,995.56	581.48	169.80	810.93	$47.60	$63.12	$50.24	$199.78	0.90%	0.32%	0.12% or 0.07%	4.97%	5.91%	5.91%	5.92%
2024	$8,045,732	0.38%	173,644.54	410.80	169.73	734.09	$45.35	$59.59	$47.44	$188.61	0.90%	0.32%	0.12% or 0.07%	7.16%	8.13%	8.13%	8.03%
2023	$7,738,558	—	179,098.18	439.59	169.66	729.83	$42.32	$55.11	$43.87	$174.59	0.90%	0.32%	0.12% or 0.07%	15.46%	16.49%	16.49%	16.38%
2022	$6,717,813	—	179,570.78	436.09	168.97	724.17	$36.66	$47.31	$37.66	$150.01	0.90%	0.32%	0.12% or 0.07%	(38.57)%	(38.01)%	(38.01)%	(38.06)%
2021	$11,104,845	—	178,533.67	435.87	167.98	1,688.59	$59.67	$76.32	$60.76	$242.18	0.90%	0.32%	0.12% or 0.07%	(6.90)%	(6.06)%	(6.06)%	(6.16)%
Allspring VT Discovery SMID Cap Growth Fund (f) (h)
2025	$8,652,022	—	113,580.66	—	7,011.97	436.51	$70.05	$—	$91.66	$120.27	0.90%	0.32%	0.12% or 0.07%	4.45%	—	5.39%	5.31%
2024	$8,784,156	—	120,881.77	—	7,214.73	428.66	$67.07	$—	$86.97	$114.20	0.90%	0.32%	0.12% or 0.07%	17.07%	—	18.13%	18.05%
2023	$7,917,939	—	127,538.05	—	7,744.39	423.35	$57.29	$—	$73.62	$96.74	0.90%	0.32%	0.12% or 0.07%	19.07%	—	20.14%	20.06%
2022	$7,037,773	—	135,254.85	—	8,104.49	415.01	$48.11	$—	$61.28	$80.58	0.90%	0.32%	0.12% or 0.07%	(38.40)%	—	(37.85)%	(37.89)%
2021	$11,198,120	—	132,216.33	—	8,290.80	409.51	$78.11	$—	$98.60	$129.74	0.90%	0.32%	0.12% or 0.07%	(5.89)%	—	(5.04)%	(5.11)%
Allspring VT Opportunity Fund (h)
2025	$5,087,892	0.05%	39,635.24	—	10,715.27	2,006.09	$88.78	$—	$104.39	$224.50	0.90%	0.32%	0.12% or 0.07%	5.76%	—	6.71%	6.64%
2024	$4,886,064	0.05%	40,773.94	—	10,575.08	2,036.36	$83.95	$—	$97.82	$210.52	0.90%	0.32%	0.12% or 0.07%	14.01%	—	15.05%	14.97%
2023	$5,782,054	—	46,720.61	—	10,816.85	7,767.16	$73.63	$—	$85.03	$183.12	0.90%	0.32%	0.12% or 0.07%	25.37%	—	26.50%	26.41%
2022	$4,845,705	—	49,410.28	—	10,749.41	8,431.75	$58.73	$—	$67.22	$144.86	0.90%	0.32%	0.12% or 0.07%	(21.51)%	—	(20.81)%	(20.84)%
2021	$6,449,225	0.04%	51,492.67	—	10,561.71	9,289.00	$74.82	$—	$84.88	$183.00	0.90%	0.32%	0.12% or 0.07%	23.66%	—	24.78%	24.67%
American Century VP Disciplined Core Value Fund (e)
2025	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2024	$—	1.37%	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2023	$3,970,350	1.54%	96,048.93	—	6,349.84	249.41	$38.13	$—	$47.42	$28.03	0.90%	0.32%	0.12% or 0.07%	7.69%	—	8.65%	8.52%
2022	$3,919,806	1.84%	102,536.39	—	6,482.39	246.26	$35.41	$—	$43.64	$25.83	0.90%	0.32%	0.12% or 0.07%	(13.51)%	—	(12.74)%	(12.85)%
2021	$4,728,641	1.07%	105,710.26	—	6,624.81	2,349.87	$40.94	$—	$50.01	$29.63	0.90%	0.32%	0.12% or 0.07%	22.55%	—	23.65%	23.52%
American Century VP Inflation Protection Portfolio (e)
2025	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2024	$—	2.02%	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2023	$1,077,933	3.62%	53,880.64	1,974.22	9,708.91	—	$15.96	$16.79	$19.04	$—	0.90%	0.32%	—	2.68%	3.60%	3.60%	—
2022	$1,094,224	5.30%	57,005.53	1,774.15	9,761.67	—	$15.54	$16.21	$18.38	$—	0.90%	0.32%	—	(13.65)%	(12.88)%	(12.88)%	—
2021	$1,264,886	3.38%	57,617.65	972.69	9,937.19	—	$18.00	$18.60	$21.09	$—	0.90%	0.32%	—	5.66%	6.61%	6.61%	—
American Century VP Inflation Protection Portfolio II (e)
2025	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2024	$—	1.76%	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2023	$101,643	3.31%	—	—	—	55,313.52	$—	$—	$—	$1.84	—	—	0.12% or 0.07%	—	—	—	3.33%
2022	$99,525	5.16%	—	—	—	55,963.06	$—	$—	$—	$1.78	—	—	0.12% or 0.07%	—	—	—	(13.08)%
2021	$115,805	3.14%	—	—	—	56,601.49	$—	$—	$—	$2.05	—	—	0.12% or 0.07%	—	—	—	6.14%

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
American Century VP International Portfolio (e)
2025	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2024	$—	3.73%	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2023	$4,750,043	1.39%	155,092.12	10,318.64	12,981.92	—	$25.96	$31.14	$30.97	$—	0.90%	0.32%	—	11.57%	12.57%	12.57%	—
2022	$4,440,226	1.47%	163,112.98	9,772.78	13,600.08	—	$23.27	$27.66	$27.51	$—	0.90%	0.32%	—	(25.42)%	(24.75)%	(24.75)%	—
2021	$5,514,271	0.16%	152,123.09	8,689.60	12,251.58	—	$31.20	$36.76	$36.56	$—	0.90%	0.32%	—	7.78%	8.75%	8.75%	—
American Century VP Ultra Portfolio (e)
2025	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2024	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2023	$239,334	—	2,759.12	—	948.30	—	$61.52	$—	$73.38	$—	0.90%	0.32%	—	42.23%	—	43.51%	—
2022	$195,969	—	3,385.53	—	968.66	—	$43.25	$—	$51.13	$—	0.90%	0.32%	—	(32.98)%	—	(32.38)%	—
2021	$295,396	—	3,487.90	—	929.71	—	$64.54	$—	$75.61	$—	0.90%	0.32%	—	22.06%	—	23.16%	—
American Century VP Value Portfolio (e)
2025	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2024	$—	2.67%	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2023	$9,165,997	2.37%	131,055.75	2,684.19	11,164.57	16,868.20	$57.71	$47.48	$65.08	$44.39	0.90%	0.32%	0.12% or 0.07%	8.13%	9.10%	9.10%	8.99%
2022	$8,876,856	2.15%	138,324.83	2,883.75	10,714.36	17,913.16	$53.37	$43.52	$59.65	$40.73	0.90%	0.32%	0.12% or 0.07%	(0.35)%	0.54%	0.54%	0.45%
2021	$9,370,958	1.72%	150,358.53	2,689.16	12,106.94	11,910.26	$53.56	$43.29	$59.33	$40.54	0.90%	0.32%	0.12% or 0.07%	23.40%	24.51%	24.51%	24.37%
BNY Mellon Appreciation Portfolio
2025	$926,186	0.37%	14,626.62	—	1,197.27	—	$57.60	$—	$69.94	$—	0.90%	0.32%	—	9.09%	—	10.07%	—
2024	$955,536	0.42%	16,702.25	—	1,160.02	—	$52.80	$—	$63.54	$—	0.90%	0.32%	—	11.79%	—	12.81%	—
2023	$874,405	0.70%	17,116.86	—	1,171.99	—	$47.23	$—	$56.33	$—	0.90%	0.32%	—	19.89%	—	20.97%	—
2022	$781,647	0.70%	18,419.97	—	1,203.92	—	$39.39	$—	$46.57	$—	0.90%	0.32%	—	(18.79)%	—	(18.06)%	—
2021	$980,294	0.44%	18,739.25	—	1,254.35	—	$48.51	$—	$56.83	$—	0.90%	0.32%	—	26.00%	—	27.13%	—
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
2025	$489,268	0.25%	11,353.14	—	24.83	—	$42.98	$—	$53.82	$—	0.90%	0.32%	—	14.94%	—	15.97%	—
2024	$448,184	0.51%	11,951.82	—	27.50	—	$37.39	$—	$46.41	$—	0.90%	0.32%	—	23.77%	—	24.89%	—
2023	$373,358	0.72%	12,319.82	—	30.96	—	$30.21	$—	$37.16	$—	0.90%	0.32%	—	22.72%	—	23.82%	—
2022	$318,253	0.55%	12,883.82	—	35.69	—	$24.62	$—	$30.01	$—	0.90%	0.32%	—	(23.56)%	—	(22.87)%	—
2021	$441,218	0.74%	13,649.75	—	41.41	—	$32.21	$—	$38.91	$—	0.90%	0.32%	—	25.86%	—	27.00%	—
BNY Mellon VIF Small Cap Portfolio (d)
2025	$290,681	0.62%	9,793.83	—	—	—	$29.68	$—	$—	$—	0.90%	—	—	10.00%	—	—	—
2024	$247,318	0.67%	9,165.78	—	—	—	$26.98	$—	$—	$—	0.90%	—	—	3.68%	—	—	—
2023	$235,305	0.31%	9,041.17	—	—	—	$26.03	$—	$—	$—	0.90%	—	—	8.31%	—	—	—
2022	$198,474	—	8,259.73	—	—	—	$24.03	$—	$—	$—	0.90%	—	—	(17.36)%	—	—	—
2021	$235,062	0.11%	8,083.89	—	—	—	$29.08	$—	$—	$—	0.90%	—	—	15.42%	—	—	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
DWS CROCI® US VIP (e)
2025	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2024	$—	4.53%	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2023	$363,681	1.34%	17,714.07	—	203.34	—	$20.25	$—	$24.16	$—	0.90%	0.32%	—	19.30%	—	20.37%	—
2022	$315,103	1.54%	18,319.09	—	204.32	—	$16.98	$—	$20.07	$—	0.90%	0.32%	—	(16.42)%	—	(15.67)%	—
2021	$393,347	1.56%	19,103.84	—	222.80	—	$20.31	$—	$23.80	$—	0.90%	0.32%	—	25.14%	—	26.27%	—
DWS Equity 500 Index VIP Fund
2025	$1,914,574	1.12%	—	—	—	18,624.22	$—	$—	$—	$102.80	—	—	0.12% or 0.07%	—	—	—	17.56%
2024	$2,036,315	1.16%	—	—	—	23,286.22	$—	$—	$—	$87.45	—	—	0.12% or 0.07%	—	—	—	24.54%
2023	$1,619,615	1.29%	—	—	—	23,065.50	$—	$—	$—	$70.22	—	—	0.12% or 0.07%	—	—	—	25.91%
2022	$1,249,147	1.29%	—	—	—	22,399.42	$—	$—	$—	$55.77	—	—	0.12% or 0.07%	—	—	—	(18.35)%
2021	$1,521,352	1.44%	—	—	—	22,275.59	$—	$—	$—	$68.30	—	—	0.12% or 0.07%	—	—	—	28.25%
DWS Small Cap Index Fund
2025	$1,056,047	1.35%	15,835.06	1,292.73	—	1,483.74	$54.60	$63.63	$—	$73.63	0.90%	—	0.12% or 0.07%	11.63%	12.64%	—	12.56%
2024	$989,907	1.23%	15,571.88	1,586.21	—	2,120.37	$48.91	$56.50	$—	$65.42	0.90%	—	0.12% or 0.07%	10.15%	11.15%	—	11.07%
2023	$1,039,269	1.10%	15,264.55	1,535.97	—	4,812.84	$44.40	$50.83	$—	$58.90	0.90%	—	0.12% or 0.07%	15.72%	16.76%	—	16.68%
2022	$896,828	0.95%	15,273.02	1,444.38	—	4,912.01	$38.37	$43.53	$—	$50.48	0.90%	—	0.12% or 0.07%	(21.34)%	(20.64)%	—	(20.67)%
2021	$1,211,037	0.82%	17,069.54	1,417.79	—	4,724.75	$48.78	$54.85	$—	$63.63	0.90%	—	0.12% or 0.07%	13.48%	14.50%	—	14.40%
DWS Small Mid Cap Value Portfolio
2025	$2,894,614	0.55%	55,810.45	4,276.37	5,242.62	—	$43.06	$50.74	$52.30	$—	0.90%	0.32%	—	16.80%	17.85%	17.85%	—
2024	$2,550,455	0.80%	57,473.41	4,726.14	5,133.88	—	$36.87	$43.06	$44.38	$—	0.90%	0.32%	—	4.84%	5.79%	5.79%	—
2023	$2,467,672	0.77%	58,876.08	4,603.77	4,999.07	—	$35.17	$40.70	$41.95	$—	0.90%	0.32%	—	13.57%	14.59%	14.59%	—
2022	$2,167,179	0.49%	58,549.77	4,507.85	5,298.16	—	$30.97	$35.52	$36.61	$—	0.90%	0.32%	—	(16.89)%	(16.14)%	(16.14)%	—
2021	$2,804,942	0.87%	62,928.02	5,022.85	5,672.46	—	$37.26	$42.36	$43.65	$—	0.90%	0.32%	—	28.88%	30.04%	30.04%	—
Fidelity VIP Contrafund Class 2 Portfolio
2025	$27,555,021	0.14%	132,825.30	4,246.03	25,577.62	—	$173.16	$117.38	$158.57	$—	0.90%	0.32%	—	20.40%	21.48%	21.48%	—
2024	$24,135,696	0.18%	140,812.77	4,453.53	26,450.66	—	$143.83	$96.62	$130.53	$—	0.90%	0.32%	—	32.59%	33.79%	33.79%	—
2023	$19,669,387	0.47%	153,690.27	4,189.57	27,623.84	—	$108.48	$72.22	$97.57	$—	0.90%	0.32%	—	32.27%	33.45%	33.45%	—
2022	$15,841,171	0.53%	164,102.41	4,158.12	29,510.43	—	$82.01	$54.12	$73.11	$—	0.90%	0.32%	—	(26.97)%	(26.31)%	(26.31)%	—
2021	$22,435,122	0.06%	171,589.06	4,125.53	28,852.75	—	$112.30	$73.44	$99.22	$—	0.90%	0.32%	—	26.70%	27.83%	27.83%	—
Fidelity VIP Equity Income Portfolio
2025	$15,447,531	1.80%	83,877.22	602.27	1,053.79	—	$182.86	$72.45	$63.08	$—	0.90%	0.32%	—	17.96%	19.02%	19.02%	—
2024	$13,260,662	1.75%	85,000.51	436.01	1,087.55	—	$155.02	$60.87	$53.00	$—	0.90%	0.32%	—	14.31%	15.35%	15.35%	—
2023	$12,014,477	1.88%	88,047.56	441.67	1,112.00	—	$135.61	$52.77	$45.95	$—	0.90%	0.32%	—	9.66%	10.65%	10.65%	—
2022	$11,663,477	1.94%	93,401.87	430.85	2,238.14	—	$123.66	$47.69	$41.53	$—	0.90%	0.32%	—	(5.80)%	(4.96)%	(4.96)%	—
2021	$13,344,788	1.89%	100,653.96	459.06	2,473.67	—	$131.28	$50.18	$43.69	$—	0.90%	0.32%	—	23.78%	24.89%	24.89%	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
Fidelity VIP Government Money Market Portfolio
2025	$8,783,514	3.98%	448,463.49	19,683.98	92,851.07	232,659.59	$14.68	$12.14	$17.18	$1.58	0.90%	0.32%	0.12% or 0.07%	3.10%	4.03%	4.03%	3.99%
2024	$9,592,138	5.00%	542,457.53	19,037.01	89,831.33	108,153.32	$14.24	$11.67	$16.51	$1.52	0.90%	0.32%	0.12% or 0.07%	4.06%	5.00%	5.00%	4.90%
2023	$11,453,121	4.60%	521,128.80	13,074.79	81,922.12	1,999,035.90	$13.68	$11.12	$15.73	$1.45	0.90%	0.32%	0.12% or 0.07%	3.86%	4.79%	4.79%	4.82%
2022	$8,261,219	1.29%	510,429.88	12,820.54	82,997.17	113,025.55	$13.17	$10.61	$15.01	$1.38	0.90%	0.32%	0.12% or 0.07%	0.46%	1.36%	1.36%	1.24%
2021	$9,450,899	0.01%	574,805.74	13,868.08	87,964.97	342,275.43	$13.11	$10.47	$14.81	$1.36	0.90%	0.32%	0.12% or 0.07%	(0.88)%	0.01%	0.01%	(0.10)%
Fidelity VIP Growth Portfolio
2025	$36,900,701	0.29%	92,414.40	218.15	26,145.27	—	$361.80	$148.26	$131.32	$—	0.90%	0.32%	—	13.87%	14.90%	14.90%	—
2024	$34,204,971	0.00%	97,932.59	507.07	26,468.51	—	$317.71	$129.04	$114.29	$—	0.90%	0.32%	—	29.22%	30.39%	30.39%	—
2023	$28,669,774	0.13%	106,456.45	534.57	27,860.81	—	$245.87	$98.96	$87.65	$—	0.90%	0.32%	—	35.03%	36.24%	36.24%	—
2022	$22,697,440	0.64%	114,635.23	546.19	27,719.96	—	$182.09	$72.64	$64.34	$—	0.90%	0.32%	—	(25.13)%	(24.46)%	(24.46)%	—
2021	$31,671,834	—	120,402.84	519.03	27,460.47	—	$243.21	$96.16	$85.17	$—	0.90%	0.32%	—	22.12%	23.21%	23.21%	—
Fidelity VIP High Income Portfolio
2025	$5,049,444	6.58%	63,797.47	1,000.44	19,724.75	—	$69.50	$35.66	$29.41	$—	0.90%	0.32%	—	9.38%	10.36%	10.36%	—
2024	$4,658,331	6.16%	64,738.90	975.38	19,268.36	—	$63.54	$32.31	$26.65	$—	0.90%	0.32%	—	7.99%	8.97%	8.97%	—
2023	$4,365,975	5.66%	65,879.90	1,053.49	18,756.93	—	$58.83	$29.65	$24.46	$—	0.90%	0.32%	—	9.49%	10.48%	10.48%	—
2022	$4,058,952	5.19%	69,332.69	1,046.81	13,795.91	—	$53.73	$26.84	$22.14	$—	0.90%	0.32%	—	(12.16)%	(11.37)%	(11.37)%	—
2021	$4,947,101	5.36%	74,246.14	1,227.19	14,732.36	—	$61.17	$30.28	$24.98	$—	0.90%	0.32%	—	3.48%	4.41%	4.41%	—
Fidelity VIP Index 500 II Portfolio
2025	$97,872,446	1.15%	359,268.87	37,949.30	196,882.36	—	$207.79	$104.49	$97.80	$—	0.90%	0.32%	—	16.73%	17.78%	17.78%	—
2024	$86,997,156	1.25%	375,669.98	38,757.38	200,919.38	—	$178.01	$88.72	$83.04	$—	0.90%	0.32%	—	23.78%	24.90%	24.90%	—
2023	$72,775,026	1.43%	391,623.93	39,508.96	205,239.75	—	$143.82	$71.03	$66.49	$—	0.90%	0.32%	—	25.07%	26.19%	26.19%	—
2022	$60,477,492	1.53%	407,565.31	40,381.43	215,215.24	—	$114.99	$56.29	$52.69	$—	0.90%	0.32%	—	(18.94)%	(18.21)%	(18.21)%	—
2021	$78,318,438	1.24%	425,930.29	41,413.64	233,574.05	—	$141.86	$68.82	$64.42	$—	0.90%	0.32%	—	27.43%	28.58%	28.58%	—
Fidelity VIP Investment Grade Bond Portfolio
2025	$10,298,245	3.56%	224,454.45	4,786.06	35,135.31	1,309,325.06	$22.06	$19.81	$27.63	$3.27	0.90%	0.32%	0.12% or 0.07%	6.27%	7.22%	7.22%	7.15%
2024	$9,397,623	4.02%	224,705.16	4,416.86	33,306.59	1,242,993.37	$20.76	$18.47	$25.76	$3.05	0.90%	0.32%	0.12% or 0.07%	0.87%	1.79%	1.79%	1.72%
2023	$5,554,945	2.65%	219,157.33	3,740.21	30,586.21	67,481.33	$20.58	$18.15	$25.31	$3.00	0.90%	0.32%	0.12% or 0.07%	5.26%	6.20%	6.20%	6.13%
2022	$5,074,342	2.29%	216,921.96	3,517.28	24,434.43	67,385.47	$19.55	$17.09	$23.83	$2.83	0.90%	0.32%	0.12% or 0.07%	(13.73)%	(12.96)%	(12.96)%	(12.98)%
2021	$6,138,071	2.05%	226,891.90	3,643.06	24,541.17	77,533.80	$22.67	$19.63	$27.38	$3.25	0.90%	0.32%	0.12% or 0.07%	(1.49)%	(0.61)%	(0.61)%	(0.70)%
Fidelity VIP Mid Cap Class 2 Portfolio
2025	$6,208,672	0.45%	74,975.39	3,552.44	9,299.44	—	$68.86	$75.62	$83.62	$—	0.90%	0.32%	—	10.76%	11.75%	11.75%	—
2024	$5,430,810	0.54%	75,466.79	3,591.67	6,631.04	—	$62.17	$67.66	$74.82	$—	0.90%	0.32%	—	16.44%	17.49%	17.49%	—
2023	$4,946,443	0.59%	80,643.66	3,615.95	6,790.42	—	$53.39	$57.59	$63.68	$—	0.90%	0.32%	—	14.05%	15.08%	15.08%	—
2022	$4,487,918	0.52%	83,912.52	3,367.26	7,067.70	—	$46.81	$50.05	$55.34	$—	0.90%	0.32%	—	(15.50)%	(14.74)%	(14.74)%	—
2021	$5,741,918	0.60%	91,193.89	3,637.72	7,332.95	—	$55.40	$58.70	$64.91	$—	0.90%	0.32%	—	24.48%	25.60%	25.60%	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
Fidelity VIP Overseas Portfolio
2025	$13,254,703	1.58%	156,116.70	11,690.58	14,067.51	235,055.76	$68.15	$40.72	$36.28	$6.93	0.90%	0.32%	0.12% or 0.07%	19.32%	20.39%	20.39%	20.31%
2024	$11,522,473	1.60%	160,486.35	11,970.79	14,382.40	263,478.66	$57.11	$33.83	$30.13	$5.76	0.90%	0.32%	0.12% or 0.07%	4.11%	5.05%	5.05%	4.98%
2023	$12,089,547	1.02%	163,696.04	11,725.67	14,980.23	419,389.70	$54.86	$32.20	$28.68	$5.49	0.90%	0.32%	0.12% or 0.07%	19.43%	20.51%	20.51%	20.42%
2022	$10,933,787	1.15%	175,711.70	11,837.62	17,688.48	466,322.54	$45.93	$26.72	$23.80	$4.56	0.90%	0.32%	0.12% or 0.07%	(25.16)%	(24.48)%	(24.48)%	(24.52)%
2021	$14,543,264	0.52%	176,702.46	11,879.48	17,457.62	451,724.79	$61.37	$35.38	$31.52	$6.04	0.90%	0.32%	0.12% or 0.07%	18.63%	19.70%	19.70%	19.60%
Fidelity VIP Value Strategies Portfolio
2025	$690,302	1.09%	6,163.53	660.39	1,484.75	—	$79.68	$92.87	$92.87	$—	0.90%	0.32%	—	7.02%	7.99%	7.99%	—
2024	$675,796	1.03%	6,615.72	584.34	1,546.69	—	$74.45	$86.00	$86.00	$—	0.90%	0.32%	—	8.42%	9.40%	9.40%	—
2023	$604,477	1.20%	6,250.30	572.54	1,657.30	—	$68.67	$78.61	$78.61	$—	0.90%	0.32%	—	19.77%	20.85%	20.85%	—
2022	$485,620	1.19%	6,027.36	551.76	1,601.58	—	$57.33	$65.05	$65.05	$—	0.90%	0.32%	—	(7.85)%	(7.03)%	(7.03)%	—
2021	$515,126	1.58%	5,915.67	424.59	1,677.49	—	$62.22	$69.96	$69.96	$—	0.90%	0.32%	—	32.41%	33.60%	33.60%	—
Franklin Templeton VIP Foreign Securities
2025	$2,090,859	2.32%	69,167.67	2,270.47	10,333.38	—	$24.76	$29.59	$30.08	$—	0.90%	0.32%	—	28.04%	29.19%	29.19%	—
2024	$1,784,369	2.38%	77,178.44	2,222.73	10,342.90	—	$19.34	$22.90	$23.28	$—	0.90%	0.32%	—	(1.89)%	(1.00)%	(1.00)%	—
2023	$1,729,912	3.16%	74,310.48	1,277.62	10,014.51	—	$19.71	$23.13	$23.51	$—	0.90%	0.32%	—	19.68%	20.76%	20.76%	—
2022	$1,653,132	3.14%	86,128.30	1,355.44	10,710.33	—	$16.47	$19.15	$19.47	$—	0.90%	0.32%	—	(8.43)%	(7.61)%	(7.61)%	—
2021	$1,784,915	1.81%	85,370.87	1,393.50	10,460.92	—	$17.99	$20.73	$21.07	$—	0.90%	0.32%	—	3.23%	4.16%	4.16%	—
Franklin Templeton VIP Global Real Estate
2025	$1,068,707	1.38%	54,210.33	—	621.61	—	$19.44	$—	$23.61	$—	0.90%	0.32%	—	6.97%	—	7.93%	—
2024	$963,236	1.82%	52,345.38	—	537.10	—	$18.18	$—	$21.88	$—	0.90%	0.32%	—	(1.21)%	—	(0.32)%	—
2023	$953,628	2.82%	51,192.68	—	531.38	—	$18.40	$—	$21.95	$—	0.90%	0.32%	—	10.44%	—	11.43%	—
2022	$844,038	2.48%	50,124.87	—	452.50	—	$16.66	$—	$19.70	$—	0.90%	0.32%	—	(26.72)%	—	(26.06)%	—
2021	$1,122,532	0.89%	48,875.66	—	424.72	—	$22.74	$—	$26.64	$—	0.90%	0.32%	—	25.66%	—	26.79%	—
Franklin Templeton VIP Mutual Global Discovery Securities
2025	$660,060	2.03%	15,648.82	627.04	—	—	$40.30	$46.97	$—	$—	0.90%	—	—	22.52%	23.62%	—	—
2024	$367,036	1.88%	10,473.69	593.17	—	—	$32.89	$38.00	$—	$—	0.90%	—	—	4.04%	4.98%	—	—
2023	$351,880	2.68%	10,403.79	518.60	116.08	—	$31.61	$36.19	$36.19	$—	0.90%	0.32%	—	19.48%	20.55%	20.55%	—
2022	$404,030	1.69%	14,531.09	517.42	133.17	—	$26.46	$30.02	$30.02	$—	0.90%	0.32%	—	(5.37)%	(4.52)%	(4.52)%	—
2021	$464,242	2.73%	15,838.47	531.74	147.65	—	$27.96	$31.44	$31.44	$—	0.90%	0.32%	—	18.37%	19.43%	19.43%	—
Franklin Templeton VIP Mutual Shares Securities
2025	$906,976	2.01%	19,713.06	2,001.86	4,088.25	—	$33.21	$43.63	$40.33	$—	0.90%	0.32%	—	10.52%	11.52%	11.52%	—
2024	$821,009	1.98%	19,897.22	1,915.37	4,096.07	—	$30.05	$39.12	$36.17	$—	0.90%	0.32%	—	10.27%	11.27%	11.27%	—
2023	$760,183	1.90%	20,708.18	1,777.54	4,102.55	—	$27.25	$35.16	$32.50	$—	0.90%	0.32%	—	12.45%	13.46%	13.46%	—
2022	$680,549	1.97%	21,083.78	1,674.67	4,109.28	—	$24.23	$30.99	$28.65	$—	0.90%	0.32%	—	(8.26)%	(7.43)%	(7.43)%	—
2021	$866,135	2.72%	25,802.73	1,715.31	4,108.96	—	$26.41	$33.48	$30.95	$—	0.90%	0.32%	—	18.11%	19.17%	19.17%	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
Franklin Templeton VIP Small Cap Value
2025	$1,212,312	1.07%	18,391.65	1,533.90	2,943.69	—	$50.68	$64.60	$61.55	$—	0.90%	0.32%	—	6.69%	7.65%	7.65%	—
2024	$1,108,110	0.92%	18,048.87	1,379.48	2,939.29	—	$47.50	$60.01	$57.17	$—	0.90%	0.32%	—	10.70%	11.71%	11.71%	—
2023	$1,020,443	0.51%	18,623.77	1,311.49	2,948.56	—	$42.91	$53.72	$51.18	$—	0.90%	0.32%	—	11.74%	12.75%	12.75%	—
2022	$911,493	1.04%	18,611.86	1,227.96	3,047.30	—	$38.40	$47.65	$45.39	$—	0.90%	0.32%	—	(10.87)%	(10.06)%	(10.06)%	—
2021	$1,021,396	0.97%	18,364.19	1,332.69	3,163.80	—	$43.08	$52.98	$50.47	$—	0.90%	0.32%	—	24.25%	25.37%	25.37%	—
Franklin Templeton VIP Small-Midcap Growth II
2025	$325,967	—	5,021.82	1,210.75	—	—	$47.56	$71.97	$—	$—	0.90%	—	—	1.60%	2.52%	—	—
2024	$369,403	—	5,786.18	1,403.90	—	—	$46.81	$70.20	$—	$—	0.90%	—	—	10.04%	11.04%	—	—
2023	$360,931	—	6,443.43	1,373.42	—	—	$42.54	$63.23	$—	$—	0.90%	—	—	25.61%	26.74%	—	—
2022	$327,849	—	6,548.60	1,507.14	771.53	—	$33.87	$49.89	$40.04	$—	0.90%	0.32%	—	(34.28)%	(33.69)%	(33.69)%	—
2021	$456,078	—	6,202.95	1,313.26	623.19	—	$51.53	$75.24	$60.38	$—	0.90%	0.32%	—	9.03%	10.01%	10.01%	—
Franklin Templeton VIP US Government
2025	$322,031	3.31%	22,284.44	1,647.44	1,983.24	—	$12.14	$14.16	$14.16	$—	0.90%	0.32%	—	6.05%	7.01%	7.01%	—
2024	$312,578	3.30%	23,071.24	1,620.14	2,037.26	—	$11.45	$13.23	$13.23	$—	0.90%	0.32%	—	0.59%	1.50%	1.50%	—
2023	$308,637	2.92%	22,585.64	1,793.64	2,159.49	—	$11.38	$13.03	$13.03	$—	0.90%	0.32%	—	3.83%	4.76%	4.76%	—
2022	$298,356	2.64%	23,361.97	1,733.36	1,658.86	—	$10.96	$12.44	$12.44	$—	0.90%	0.32%	—	(10.31)%	(9.50)%	(9.50)%	—
2021	$431,060	2.68%	31,278.25	1,821.78	1,720.69	—	$12.22	$13.75	$13.75	$—	0.90%	0.32%	—	(2.49)%	(1.62)%	(1.62)%	—
Invesco I.O.V.I Conservative Balanced Fund (e)
2025	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2024	$—	9.45%	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2023	$147,189	1.75%	11,268.17	776.60	—	—	$12.19	$12.70	$—	$—	0.90%	—	—	11.31%	12.31%	—	—
2022	$133,947	1.18%	11,547.26	664.73	—	—	$10.95	$11.31	$—	$—	0.90%	—	—	(17.76)%	(17.02)%	—	—
2021	$166,812	1.31%	11,873.71	641.12	—	—	$13.31	$13.63	$—	$—	0.90%	—	—	9.32%	10.30%	—	—
Invesco I.O.V.I Global Strategic Income Fund
2025	$330,284	5.36%	26,667.71	3,274.90	—	—	$10.96	$11.63	$—	$—	0.90%	—	—	11.75%	12.75%	—	—
2024	$307,542	2.76%	28,110.17	3,094.66	—	—	$9.81	$10.31	$—	$—	0.90%	—	—	1.87%	2.79%	—	—
2023	$295,745	—	27,343.98	2,817.28	426.17	—	$9.63	$10.03	$10.03	$—	0.90%	0.32%	—	7.63%	8.60%	8.60%	—
2022	$326,550	—	33,326.34	2,597.34	488.89	—	$8.94	$9.24	$9.24	$—	0.90%	0.32%	—	(12.50)%	(11.71)%	(11.71)%	—
2021	$392,541	4.26%	35,360.58	2,433.35	542.06	—	$10.22	$10.46	$10.46	$—	0.90%	0.32%	—	(4.42)%	(3.56)%	(3.56)%	—
Invesco I.O.V.I Main Street Small Cap Fund
2025	$76,175	0.22%	3,539.55	474.83	—	—	$18.84	$19.99	$—	$—	0.90%	—	—	7.47%	8.44%	—	—
2024	$63,497	—	2,763.45	575.38	—	—	$17.53	$18.43	$—	$—	0.90%	—	—	11.39%	12.41%	—	—
2023	$52,573	0.83%	2,760.79	556.55	—	—	$15.74	$16.40	$—	$—	0.90%	—	—	16.77%	17.82%	—	—
2022	$89,574	0.27%	5,596.35	1,016.98	—	—	$13.48	$13.92	$—	$—	0.90%	—	—	(16.79)%	(16.04)%	—	—
2021	$106,247	0.18%	5,559.52	977.58	—	—	$16.20	$16.58	$—	$—	0.90%	—	—	21.17%	22.26%	—	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
Invesco V.I . Equity and Income Fund (e)
2025	$443,566	1.90%	35,962.01	1,268.18	—	—	$11.91	$12.09	$—	$—	0.90%	—	—	11.51%	12.52%	—	—
2024	$182,464	2.12%	15,932.81	1,147.23	—	—	$10.68	$10.74	$—	$—	0.90%	—	—	—	—	—	—
2023	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
Invesco V.I. Discovery Mid Cap Growth Fund
2025	$1,389,684	—	82,620.82	—	—	162.65	$16.79	$—	$—	$17.59	0.90%	—	0.12% or 0.07%	3.85%	—	—	4.95%
2024	$1,122,305	—	69,269.66	—	—	163.74	$16.16	$—	$—	$16.76	0.90%	—	0.12% or 0.07%	23.11%	—	—	24.08%
2023	$991,198	—	75,334.10	—	—	164.50	$13.13	$—	$—	$13.51	0.90%	—	0.12% or 0.07%	12.15%	—	—	13.02%
2022	$964,638	—	82,235.63	—	—	165.38	$11.71	$—	$—	$11.95	0.90%	—	0.12% or 0.07%	(31.60)%	—	—	(31.06)%
2021	$1,349,258	—	78,100.18	—	—	732.30	$17.11	$—	$—	$17.34	0.90%	—	0.12% or 0.07%	18.04%	—	—	18.96%
Invesco V.I. Health Care Fund
2025	$3,164,230	—	76,076.77	—	3,664.32	4,999.64	$38.66	$—	$48.41	$9.15	0.90%	0.32%	0.12% or 0.07%	14.30%	—	15.33%	15.25%
2024	$2,774,813	—	76,213.64	—	3,744.21	5,017.88	$33.82	$—	$41.98	$7.94	0.90%	0.32%	0.12% or 0.07%	3.23%	—	4.17%	4.09%
2023	$2,719,056	—	77,034.54	—	3,886.57	5,039.19	$32.76	$—	$40.30	$7.63	0.90%	0.32%	0.12% or 0.07%	2.11%	—	3.02%	2.95%
2022	$3,218,662	—	94,087.32	—	4,141.08	5,065.60	$32.09	$—	$39.11	$7.41	0.90%	0.32%	0.12% or 0.07%	(14.09)%	—	(13.32)%	(13.32)%
2021	$3,868,295	0.21%	97,041.44	—	4,434.25	5,100.90	$37.35	$—	$45.12	$8.55	0.90%	0.32%	0.12% or 0.07%	11.30%	—	12.30%	12.16%
Invesco V.I. Technology Fund
2025	$3,859,034	—	115,998.02	—	5,179.03	8,051.80	$30.82	$—	$38.60	$10.41	0.90%	0.32%	0.12% or 0.07%	19.39%	—	20.47%	20.38%
2024	$3,496,685	—	123,722.69	—	5,257.65	15,524.13	$25.82	$—	$32.04	$8.65	0.90%	0.32%	0.12% or 0.07%	33.06%	—	34.27%	34.18%
2023	$2,753,970	—	129,880.93	—	5,605.98	15,572.43	$19.40	$—	$23.86	$6.44	0.90%	0.32%	0.12% or 0.07%	45.64%	—	46.94%	46.84%
2022	$2,095,411	—	144,178.72	—	6,534.36	15,634.52	$13.32	$—	$16.24	$4.39	0.90%	0.32%	0.12% or 0.07%	(40.48)%	—	(39.95)%	(39.95)%
2021	$3,287,471	—	136,327.98	—	6,508.63	8,205.16	$22.38	$—	$27.04	$7.31	0.90%	0.32%	0.12% or 0.07%	13.39%	—	14.41%	14.27%
JP Morgan Insurance Trust Small Cap Core Portfolio (f)
2025	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2024	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2023	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2022	$1,287,309	0.47%	24,029.49	—	5,302.62	—	$43.59	$—	$45.23	$—	0.90%	0.32%	—	(20.07)%	—	(19.35)%	—
2021	$1,635,186	0.50%	24,492.49	—	5,339.29	—	$54.54	$—	$56.08	$—	0.90%	0.32%	—	20.30%	—	21.38%	—
LVIP American Century Disciplined Core Value Fund (e)
2025	$4,600,446	1.69%	352,109.25	—	26,962.79	1,075.20	$12.09	$—	$12.27	$12.25	0.90%	0.32%	0.12% or 0.07%	13.83%	—	14.86%	14.72%
2024	$4,152,045	1.26%	362,133.72	—	27,951.31	733.93	$10.62	$—	$10.68	$10.68	0.90%	0.32%	0.12% or 0.07%	—	—	—	—
2023	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 7 – FINANCIAL HIGHLIGHTS

For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
LVIP American Century Inflation Protection Fund (e)
2025	$1,159,137	7.49%	74,349.45	3,346.87	18,505.17	9,775.15	$10.89	$11.06	$11.06	$11.01	0.90%	0.32%	0.12% or 0.07%	5.65%	6.60%	6.60%	6.26%
2024	$1,178,127	4.56%	82,989.29	3,023.56	18,217.95	9,859.58	$10.31	$10.37	$10.37	$10.36	0.90%	0.32%	0.12% or 0.07%	—	—	—	—
2023	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
LVIP American Century International Fund (e)														—	—	—	—
2025	$5,575,513	1.22%	403,839.30	33,723.27	43,644.60	—	$11.56	$11.73	$11.73	$—	0.90%	0.32%	—	14.95%	15.98%	15.98%	—
2024	$4,920,392	0.88%	409,961.91	36,737.69	42,164.04	—	$10.05	$10.12	$10.12	$—	0.90%	0.32%	—	—	—	—	—
2023	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
LVIP American Century Ultra Fund (e)														—	—	—	—
2025	$379,743	—	21,758.52	—	6,220.49	—	$13.53	$—	$13.73	$—	0.90%	0.32%	—	11.84%	—	12.84%	—
2024	$352,729	—	22,634.01	—	6,489.15	—	$12.10	$—	$12.17	$—	0.90%	0.32%	—	—	—	—	—
2023	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
LVIP American Century Value Fund (e)														—	—	—	—
2025	$10,675,711	1.61%	716,429.16	15,513.64	69,830.59	73,526.66	$12.16	$12.35	$12.35	$12.33	0.90%	0.32%	0.12% or 0.07%	14.99%	16.02%	16.02%	15.96%
2024	$9,549,128	2.98%	741,356.91	13,502.41	77,069.23	69,790.79	$10.58	$10.64	$10.64	$10.64	0.90%	0.32%	0.12% or 0.07%	—	—	—	—
2023	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
LVIP JPMorgan Small Cap Core Fund - Standard Class (f)														—	—	—	—
2025	$1,521,491	0.64%	87,817.78	—	22,182.85	—	$13.76	$—	$14.10	$—	0.90%	0.32%	—	9.29%	—	10.27%	—
2024	$1,438,621	0.80%	90,702.67	—	22,522.74	—	$12.59	$—	$12.79	$—	0.90%	0.32%	—	10.71%	—	11.71%	—
2023	$1,403,651	1.08%	99,653.56	—	23,583.46	—	$11.38	$—	$11.45	$—	0.90%	0.32%	—	—	—	—	—
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio (f)														—	—	—	—
2025	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2024	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2023	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2022	$2,641,117	4.09%	—	—	—	1,132,436.73	$—	$—	$—	$2.33	—	—	0.12% or 0.07%	—	—	—	(14.38)%
2021	$3,265,750	3.83%	—	—	—	1,198,910.18	$—	$—	$—	$2.72	—	—	0.12% or 0.07%	—	—	—	(0.40)%

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
Morgan Stanley VIF Emerging Markets Equity Portfolio
2025	$642,785	0.41%	—	—	—	135,515.20	$—	$—	$—	$4.74	—	—	0.12% or 0.07%	—	—	—	32.87%
2024	$509,079	1.70%	—	—	—	142,609.40	$—	$—	$—	$3.57	—	—	0.12% or 0.07%	—	—	—	7.74%
2023	$813,109	1.54%	—	—	—	245,409.67	$—	$—	$—	$3.31	—	—	0.12% or 0.07%	—	—	—	11.89%
2022	$770,509	0.43%	—	—	—	260,213.63	$—	$—	$—	$2.96	—	—	0.12% or 0.07%	—	—	—	(25.13)%
2021	$916,563	0.80%	—	—	—	231,760.92	$—	$—	$—	$3.95	—	—	0.12% or 0.07%	—	—	—	2.91%
Morgan Stanley VIF U.S. Real Estate Portfolio
2025	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2024	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2023	$77,305	2.21%	—	—	—	12,397.86	$—	$—	$—	$6.24	—	—	0.12% or 0.07%	—	—	—	14.44%
2022	$67,786	1.29%	—	—	—	12,440.79	$—	$—	$—	$5.45	—	—	0.12% or 0.07%	—	—	—	(27.05)%
2021	$96,130	2.01%	—	—	—	12,869.29	$—	$—	$—	$7.47	—	—	0.12% or 0.07%	—	—	—	39.63%
Neuberger Berman Quality Equity Portfolio Class I (d)
2025	$3,520,215	—	36,653.35	486.36	6,577.56	4,904.53	$75.82	$88.37	$88.37	$23.82	0.90%	0.32%	0.12% or 0.07%	12.73%	13.74%	13.74%	13.66%
2024	$3,258,938	0.22%	38,482.57	479.89	6,849.12	4,825.11	$67.26	$77.70	$77.70	$20.96	0.90%	0.32%	0.12% or 0.07%	24.71%	25.84%	25.84%	25.75%
2023	$2,839,426	0.33%	42,153.63	485.76	7,394.19	4,766.87	$53.93	$61.74	$61.74	$16.67	0.90%	0.32%	0.12% or 0.07%	25.77%	26.90%	26.90%	26.81%
2022	$2,318,957	0.46%	43,184.48	480.82	7,860.76	4,662.35	$42.88	$48.65	$48.65	$13.14	0.90%	0.32%	0.12% or 0.07%	(19.18)%	(18.45)%	(18.45)%	(18.47)%
2021	$3,019,205	0.38%	43,806.71	486.10	8,034.71	11,572.38	$53.06	$59.66	$59.66	$16.12	0.90%	0.32%	0.12% or 0.07%	22.38%	23.48%	23.48%	23.35%
Neuberger Berman Trust Mid Cap Growth Class S													—
2025	$702,107	—	19,883.83	—	8,290.36	—	$24.24	$—	$26.55	$—	0.90%	0.32%	—	4.29%	—	5.23%	—
2024	$773,284	—	23,852.67	—	8,675.54	—	$23.24	$—	$25.23	$—	0.90%	0.32%	—	22.65%	—	23.76%	—
2023	$670,316	—	25,898.98	—	8,805.43	—	$18.95	$—	$20.39	$—	0.90%	0.32%	—	16.91%	—	17.96%	—
2022	$651,263	—	29,380.52	—	10,127.77	—	$16.21	$—	$17.28	$—	0.90%	0.32%	—	(29.46)%	—	(28.83)%	—
2021	$850,775	—	26,708.58	—	9,761.77	—	$22.98	$—	$24.28	$—	0.90%	0.32%	—	11.72%	—	12.72%	—
Neuberger Berman Trust Mid Cap Growth Portfolio
2025	$728,027	—	8,497.55	1,925.55	—	—	$67.98	$78.08	$—	$—	0.90%	—	—	4.51%	5.45%	—	—
2024	$764,689	—	9,094.61	2,337.71	—	—	$65.05	$74.05	$—	$—	0.90%	—	—	22.91%	24.02%	—	—
2023	$709,968	—	10,564.70	2,452.16	70.02	—	$52.93	$59.70	$63.13	$—	0.90%	0.32%	—	17.10%	18.15%	18.15%	—
2022	$604,745	—	10,339.97	2,633.86	80.33	—	$45.20	$50.53	$53.43	$—	0.90%	0.32%	—	(29.37)%	(28.73)%	(28.73)%	—
2021	$853,507	—	10,430.77	2,529.12	89.06	—	$63.99	$70.91	$74.98	$—	0.90%	0.32%	—	11.98%	12.99%	12.99%	—
Neuberger Berman Trust Short Duration Bond Portfolio
2025	$2,529,645	5.40%	168,978.28	4,065.07	21,028.50	—	$12.66	$16.43	$15.38	$—	0.90%	0.32%	—	4.77%	5.71%	5.71%	—
2024	$2,439,856	5.60%	172,250.04	3,825.49	20,538.49	—	$12.09	$15.54	$14.55	$—	0.90%	0.32%	—	5.14%	6.10%	6.10%	—
2023	$2,308,820	4.64%	172,851.17	4,611.39	18,563.67	—	$11.49	$14.65	$13.71	$—	0.90%	0.32%	—	4.96%	5.90%	5.90%	—
2022	$2,313,185	3.77%	179,629.07	4,479.03	21,945.64	—	$10.95	$13.83	$12.95	$—	0.90%	0.32%	—	(6.03)%	(5.19)%	(5.19)%	—
2021	$2,864,119	2.65%	209,616.46	6,180.72	24,252.58	—	$11.65	$14.59	$13.65	$—	0.90%	0.32%	—	(0.16)%	0.74%	0.74%	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
T Rowe Price Blue Chip Growth Portfolio
2025	$3,659,125	—	32,326.88	2,314.68	3,144.13	—	$92.19	$141.17	$111.96	$—	0.90%	0.32%	—	17.38%	18.43%	18.43%	—
2024	$3,555,688	—	37,018.83	2,854.66	3,256.15	—	$78.54	$119.20	$94.53	$—	0.90%	0.32%	—	33.96%	35.17%	35.17%	—
2023	$2,963,402	—	41,321.74	3,304.25	3,562.59	—	$58.63	$88.18	$69.94	$—	0.90%	0.32%	—	47.63%	48.96%	48.96%	—
2022	$2,376,967	—	48,776.41	4,245.96	4,012.78	—	$39.72	$59.20	$46.95	$—	0.90%	0.32%	—	(39.21)%	(38.66)%	(38.66)%	—
2021	$3,513,901	—	43,817.69	3,642.91	3,913.77	—	$65.33	$96.51	$76.55	$—	0.90%	0.32%	—	16.28%	17.33%	17.33%	—
T Rowe Price Equity Income Portfolio
2025	$5,918,171	1.41%	109,930.08	5,389.74	17,594.28	—	$42.72	$57.27	$51.88	$—	0.90%	0.32%	—	13.06%	14.07%	14.07%	—
2024	$5,235,054	1.60%	111,236.71	5,001.98	17,157.10	—	$37.79	$50.20	$45.48	$—	0.90%	0.32%	—	10.38%	11.38%	11.38%	—
2023	$4,922,856	1.88%	116,273.12	4,967.68	17,586.01	—	$34.24	$45.07	$40.84	$—	0.90%	0.32%	—	8.34%	9.31%	9.31%	—
2022	$4,703,067	1.71%	120,313.55	4,557.79	19,089.38	—	$31.60	$41.23	$37.36	$—	0.90%	0.32%	—	(4.44)%	(3.59)%	(3.59)%	—
2021	$5,837,090	1.36%	144,361.17	5,509.17	21,354.14	—	$33.07	$42.77	$38.75	$—	0.90%	0.32%	—	24.10%	25.22%	25.22%	—
T Rowe Price Health Sciences Portfolio
2025	$2,910,686	—	26,990.29	773.17	1,264.41	—	$98.73	$122.05	$119.90	$—	0.90%	0.32%	—	16.75%	17.80%	17.80%	—
2024	$2,458,485	—	26,699.68	719.11	1,240.18	—	$84.56	$103.61	$101.78	$—	0.90%	0.32%	—	0.51%	1.42%	1.42%	—
2023	$2,487,974	—	27,235.86	696.25	1,249.03	—	$84.14	$102.16	$100.35	$—	0.90%	0.32%	—	1.77%	2.68%	2.68%	—
2022	$2,552,792	—	28,528.87	685.52	1,290.13	—	$82.67	$99.49	$97.73	$—	0.90%	0.32%	—	(13.46)%	(12.69)%	(12.69)%	—
2021	$3,069,946	—	29,770.97	687.62	1,317.39	—	$95.53	$113.94	$111.93	$—	0.90%	0.32%	—	11.82%	12.83%	12.83%	—
T Rowe Price Moderate Allocation
2025	$1,774,604	2.25%	43,398.56	556.87	—	—	$40.29	$46.96	$—	$—	0.90%	—	—	13.48%	14.50%	—	—
2024	$1,541,119	2.27%	42,819.03	510.96	—	—	$35.50	$41.01	$—	$—	0.90%	—	—	9.07%	10.06%	—	—
2023	$1,413,704	2.29%	42,349.74	945.40	—	—	$32.55	$37.26	$—	$—	0.90%	—	—	14.32%	15.35%	—	—
2022	$1,251,209	1.62%	42,955.33	872.42	—	—	$28.47	$32.30	$—	$—	0.90%	—	—	(19.04)%	(18.31)%	—	—
2021	$1,526,244	0.98%	42,245.52	1,024.40	—	—	$35.17	$39.55	$—	$—	0.90%	—	—	9.08%	10.06%	—	—
Touchstone TVST Balanced
2025	$8,271,873	1.94%	109,734.27	2,104.22	8,241.93	—	$69.60	$52.37	$63.59	$—	0.90%	0.32%	—	13.14%	14.16%	14.16%	—
2024	$7,576,954	1.83%	113,245.88	3,264.49	8,268.11	—	$61.52	$45.88	$55.71	$—	0.90%	0.32%	—	12.57%	13.59%	13.59%	—
2023	$6,665,806	1.34%	112,219.89	3,120.83	8,304.74	—	$54.65	$40.39	$49.04	$—	0.90%	0.32%	—	17.56%	18.61%	18.61%	—
2022	$6,004,326	0.50%	119,840.19	4,690.41	6,619.95	—	$46.49	$34.05	$41.35	$—	0.90%	0.32%	—	(16.72)%	(15.97)%	(15.97)%	—
2021	$7,387,172	0.23%	122,867.19	4,740.40	6,850.95	—	$55.82	$40.52	$49.20	$—	0.90%	0.32%	—	16.03%	17.07%	17.07%	—
Touchstone TVST Bond
2025	$5,899,745	4.14%	190,370.23	5,201.97	29,678.77	—	$25.95	$17.63	$29.24	$—	0.90%	0.32%	—	6.67%	7.63%	7.63%	—
2024	$5,662,902	5.38%	197,436.57	4,802.99	28,753.08	—	$24.33	$16.38	$27.17	$—	0.90%	0.32%	—	1.27%	2.19%	2.19%	—
2023	$5,629,190	4.64%	201,225.61	5,535.17	26,583.43	—	$24.02	$16.03	$26.58	$—	0.90%	0.32%	—	5.13%	6.07%	6.07%	—
2022	$5,473,544	2.08%	204,785.51	5,205.93	28,557.34	—	$22.85	$15.11	$25.06	$—	0.90%	0.32%	—	(14.61)%	(13.85)%	(13.85)%	—
2021	$6,685,049	2.49%	213,842.41	6,898.75	28,931.78	0.78	$26.76	$17.54	$29.09	$28.69	0.90%	0.32%	0.12% or 0.07%	(2.09)%	(1.21)%	(1.21)%	(1.32)%

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
Touchstone TVST Common Stock
2025	$48,848,040	0.53%	283,679.60	8,297.97	17,540.78	66,613.29	$137.97	$96.60	$111.23	$104.44	0.90%	0.32%	0.12% or 0.07%	16.78%	17.83%	17.83%	17.75%
2024	$46,753,793	0.64%	320,408.34	8,309.82	18,085.67	73,406.97	$118.14	$81.98	$94.40	$88.70	0.90%	0.32%	0.12% or 0.07%	20.39%	21.48%	21.48%	21.39%
2023	$40,835,874	0.42%	354,463.81	8,524.47	18,691.39	55,049.48	$98.14	$67.49	$77.71	$73.07	0.90%	0.32%	0.12% or 0.07%	25.53%	26.65%	26.65%	26.57%
2022	$35,150,450	0.43%	386,199.68	8,802.08	20,170.39	56,323.60	$78.18	$53.29	$61.36	$57.73	0.90%	0.32%	0.12% or 0.07%	(18.39)%	(17.66)%	(17.66)%	(17.68)%
2021	$45,548,330	0.53%	410,235.18	9,446.71	20,958.05	58,137.81	$95.79	$64.71	$74.51	$70.13	0.90%	0.32%	0.12% or 0.07%	26.71%	27.85%	27.85%	27.71%
Touchstone TVST Small Company
2025	$32,742,190	0.21%	147,966.60	8,372.65	19,647.03	11,971.75	$186.73	$78.36	$157.27	$114.16	0.90%	0.32%	0.12% or 0.07%	8.74%	9.72%	9.72%	9.64%
2024	$30,990,144	0.43%	152,764.48	7,825.30	19,675.16	13,141.12	$171.72	$71.42	$143.34	$104.12	0.90%	0.32%	0.12% or 0.07%	12.68%	13.70%	13.70%	13.62%
2023	$29,026,080	0.22%	163,035.67	7,577.74	19,977.65	12,946.80	$152.39	$62.81	$126.06	$91.64	0.90%	0.32%	0.12% or 0.07%	15.56%	16.60%	16.60%	16.52%
2022	$26,554,008	0.04%	173,520.97	7,397.26	21,194.32	12,489.65	$131.87	$53.87	$108.11	$78.64	0.90%	0.32%	0.12% or 0.07%	(15.21)%	(14.44)%	(14.44)%	(14.45)%
2021	$32,821,797	0.07%	182,722.12	7,778.77	21,857.59	12,551.70	$155.52	$62.96	$126.37	$91.92	0.90%	0.32%	0.12% or 0.07%	23.07%	24.18%	24.18%	24.03%
Van Eck VIPT Emerging Markets
2025	$2,206,069	0.70%	40,825.95	9,322.15	4,862.12	—	$38.46	$44.83	$44.83	$—	0.90%	0.32%	—	28.77%	29.92%	29.92%	—
2024	$1,793,968	1.65%	43,390.57	9,353.04	5,078.42	—	$29.87	$34.50	$34.50	$—	0.90%	0.32%	—	0.30%	1.21%	1.21%	—
2023	$1,700,629	3.64%	40,696.26	9,467.05	4,867.28	—	$29.78	$34.09	$34.09	$—	0.90%	0.32%	—	8.80%	9.77%	9.77%	—
2022	$1,670,330	0.30%	44,227.15	9,342.09	5,460.53	—	$27.37	$31.06	$31.06	$—	0.90%	0.32%	—	(25.05)%	(24.37)%	(24.37)%	—
2021	$1,954,446	0.95%	38,595.50	9,122.94	4,146.72	—	$36.52	$41.07	$41.07	$—	0.90%	0.32%	—	(12.66)%	(11.87)%	(11.87)%	—
Van Eck VIPT Global Resources Fund (h)
2025	$1,714,030	2.39%	73,824.26	6,453.14	4,204.03	—	$19.87	$23.17	$23.17	$—	0.90%	0.32%	—	35.27%	36.48%	36.48%	—
2024	$1,332,925	2.59%	78,617.30	6,147.70	4,331.00	—	$14.69	$16.97	$16.97	$—	0.90%	0.32%	—	(3.71)%	(2.83)%	(2.83)%	—
2023	$1,317,392	2.91%	75,715.25	5,465.28	3,817.67	—	$15.26	$17.47	$17.47	$—	0.90%	0.32%	—	(4.44)%	(3.58)%	(3.58)%	—
2022	$1,340,937	1.61%	73,326.13	4,781.47	4,609.80	—	$15.97	$18.12	$18.12	$—	0.90%	0.32%	—	7.43%	8.39%	8.39%	—
2021	$1,613,509	0.43%	96,318.65	5,436.40	5,449.15	—	$14.86	$16.71	$16.71	$—	0.90%	0.32%	—	17.86%	18.92%	18.92%	—
Van Eck VIPT Unconstrained Emerging Markets
2025	$1,054,436	5.12%	54,629.62	2,118.24	8,369.01	—	$15.77	$18.38	$18.38	$—	0.90%	0.32%	—	17.44%	18.49%	18.49%	—
2024	$980,506	7.23%	60,960.31	2,008.46	8,418.17	—	$13.43	$15.51	$15.51	$—	0.90%	0.32%	—	1.85%	2.77%	2.77%	—
2023	$1,011,315	4.18%	64,787.76	2,441.86	7,955.46	—	$13.19	$15.10	$15.10	$—	0.90%	0.32%	—	10.41%	11.40%	11.40%	—
2022	$1,033,298	4.59%	72,494.22	2,492.64	9,864.57	—	$11.94	$13.55	$13.55	$—	0.90%	0.32%	—	(7.76)%	(6.93)%	(6.93)%	—
2021	$1,184,731	5.20%	75,835.28	3,844.52	10,086.04	—	$12.95	$14.56	$14.56	$—	0.90%	0.32%	—	(4.91)%	(4.05)%	(4.05)%	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 7 – FINANCIAL HIGHLIGHTS

*The Benefit Provider product has a band Mortality and Expense Ratio that changes over the life of the product, therefore decreasing the Mortality and Expense ratio over time.

Band 3: 0.12%

Band 4: 0.07%

(a)	These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract value either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

(b)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract value through the redemption of units and expenses of the underlying fund have been excluded.

(c)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(d)	During 2025, the BNY Mellon Opportunistic Small Cap Portfolio was renamed to the BNY Mellon VIF Small Cap Portfolio and the Neuberger Berman Trust Sustainable Equity Portfolio was renamed to the Neuberger Berman Quality Equity Portfolio Class I.

(e)	During 2024, the AB VPS Sustainable International Thematic Portfolio was liquidated. During 2024, the American Century VP Disciplined Core Value Fund merged into Lincoln LVIP American Century Disciplined Core Value Fund. During 2024, the American Century VP Inflation Protection Portfolio I and American Century VP Inflation Protection Portfolio II merged into Lincoln LVIP American Century Inflation Protection Fund. During 2024, the American Century VP International Portfolio merged into Lincoln LVIP American Century International Fund. During 2024, the American Century VP Ultra Portfolio merged into Lincoln LVIP American Century Ultra Fund. During 2024, the American Century VP Value Portfolio merged into Lincoln LVIP American Century Value Fund. During 2024, the DWS CROCI® US VIP was liquidated. During 2024, the Invesco I.O.V.I Conservative Balanced Fund merged into Invesco V.I. Equity and Income Fund. During 2024, the Morgan Stanley VIF U.S. Real Estate Portfolio was liquidated.

(f)	During 2023, the AB VPS Small Midcap Value Fund, AB VPS Growth and Income Fund, and Allspring VT Discovery Fund was renamed to AB VPS Discovery Value Portfolio Class A, AB VPS Relative Value Portfolio and Allspring VT Discovery SMID Cap Growth Fund, respectively. During 2023, the JP Morgan Insurance Trust Small Cap Core Portfolio merged into Lincoln LVIP JPMorgan Small Cap Core Fund – Standard Class. During 2023, Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio was liquidated.

(g)	During 2022, the AB VPS International Growth Fund was renamed AB VPS Sustainable International Thematic Portfolio.

(h)	During 2021, the Van Eck VIPT Global Hard Assets was renamed Van Eck VIPT Global Resources Fund. During 2021, the Well Fargo VT Discovery Fund and Wells Fargo VT Opportunity Fund were renamed Allspring VT Discovery Fund and Allspring VT Opportunity Fund, respectively.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2025

NOTE 8 – DISTRIBUTION OF NET INCOME

The Variable Account does not declare dividends to policyholders from accumulated net income. The Variable Account purchases and redeems shares of the subaccounts at net asset value. Any dividend and capital gain distributions are reinvested at net asset value in shares of the subaccounts.

NOTE 9 – DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (“IRC”), a variable universal life insurance contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable universal life insurance contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the adequately diversified requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

National Life believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

NOTE 10 – SEGMENT REPORTING

The Account’s chief operating decision maker (“CODM”) is a group of executives and business leaders within product actuarial, finance, legal and compliance associated with the Account. The CODM assesses performance and makes decisions about resource allocation. Each subaccount of the Account constitutes a single reportable segment because its separate financial information is available, regularly evaluated and used by the CODM to measure the segment’s performance, and to assess the allocation of resources across the segments. The measure of segment profit or loss is reported on the Statement of Operations as “Increase (Decrease) in Net Assets Resulting from Operations” and the measure of segment assets is reported as “Net Assets” on the Statements of Net Assets. Due to the nature of the business, the segment’s significant expenses are changes for mortality and expense risk and charges for administration charges which are reported separately on the Statements of Operations and/or Statements of Changes in Net Assets. The financial information provided to and reviewed by the CODM is consistent with that presented within the Account’s Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.